N-2	Dec. 11, 2025 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002070546
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Inv Company Type	N-2
Investment Company Act File Number	811-24095
Document Type	N-2/A
Pre-Effective Amendment	true
Pre-Effective Amendment Number	3
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	3
Entity Registrant Name	TCG STRATEGIC INCOME FUND
Entity Address, Address Line One	525 Okeechobee Blvd
Entity Address, Address Line Two	Suite 1650
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	530-3313
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

The following table illustrates the aggregate fees and expenses that the Fund expects to incur and that shareholders can expect to bear directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES	Class I Shares	Class A-1 Shares	Class A-2 Shares
Maximum Sales Load (as a percentage of purchase amount)(1)	None	None	3.00%(2)
Maximum Early Repurchase Fee/Redemption Charges (as a percentage of repurchased amount)(3)	None	None	1.00%
Dividend Reinvestment and Cash Purchase Plan Fees	None	None	None

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL FUND EXPENSES(4) (as a percentage of average net assets attributable to Shares)	Class I Shares	Class A-1 Shares	Class A-2 Shares
Advisory Fee(5)	1.75%	1.75%	1.75%
Distribution and Shareholder Service Fee(6)	N/A	0.50%	0.50%
Fees and Interest Payments on Borrowed Funds(7)(8)	2.63%	2.63%	2.63%
Other Expenses(7)(9)	1.05%	1.05%	1.05%
Total Annual Fund Expenses	5.43%	5.93%	5.93%
Advisory Fee Waiver and/or Expense Limitation Agreement(5)(10)	(0.80)%	(0.80)%	(0.80)%
Total Annual Fund Expenses (after Advisory Fee Waiver and/or Expense Limitation Agreement)	4.63%	5.13%	5.13%

(1)	Investors purchasing Class A-2 Shares may be charged a sales load of up to 3.00% of the investment amount. The table assumes the maximum sales load is charged. The Fund may, in its discretion, waive all or a portion of the sales load for certain investors. While the Fund does not impose an initial sales load on Class I Shares and Class A-1 Shares, if a Shareholder buys Class I Shares and Class A-1 Shares through certain selling agents or financial intermediaries, such selling agent or financial intermediary may directly charge Shareholders transaction or other fees in such amount as they may determine. See “Plan of Distribution.”
(2)	Although the Fund is permitted to charge a maximum sales charge of 3.00%, the Fund has elected to currently charge a maximum sales charge of 2.00%. See “Plan of Distribution – Sales Load Waiver – Class A-2 Shares” for more information on sales charge waivers and discounts.
(3)	An early repurchase fee of 1.00% on the Class A-2 Shares payable to the Fund will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of the Shares (on a “first in-first out” basis) (“Early Repurchase Fee”). An Early Repurchase Fee payable by an investor may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and that will not discriminate unfairly against any investor. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining investors.
(4)	Assumes the Fund raises $137,500,000 in proceeds in the first 12 months resulting in estimated average monthly net assets of approximately $100,000,000.
(5)	The Advisory Fee is accrued daily and payable monthly in arrears at the annual rate of 1.75% of the Fund’s average daily net assets. Pursuant to the advisory fee waiver agreement (the “Advisory Fee Waiver Agreement”), by and between the Fund and the Adviser, the Adviser has contractually agreed to waive a portion of its Advisory Fee such that the Advisory Fee shall not exceed an amount equal to the annual rate of 0.95% of the Fund’s average daily net assets (the “Advisory Fee Waiver”). This agreement will remain in place until January 31, 2027, and may be terminated (i) at any time by the Board upon 60 days’ prior written notice to the Adviser; or (ii) by Adviser at the annual expiration date of the agreement upon 60 days’ prior written notice to the Fund, in each case without payment of any penalty. The Advisory Fee Waiver Agreement will not provide for recoupment of waived expenses.

(6)	The Fund has adopted a distribution and service plan for Class A-1 Shares and Class A-2 Shares (the “Distribution and Service Plan”). Investors may pay a distribution and shareholder service fee at an annual rate of 0.50% for each of Class A-1 Shares and Class A-2 Shares, based on the aggregate net assets of the Fund attributable to such class, to be calculated as of the beginning of the first calendar day of each applicable month, and payable monthly in arrears. Payment of the Distribution and Shareholder Service Fee will be governed by the Distribution and Service Plan for Class A-1 Shares and Class A-2 Shares, which has been adopted by the Fund with respect to Class A-1 Shares and Class A-2 Shares in compliance with Rule 12b-1 under the Investment Company Act. Class I Shares are not subject to any distribution and shareholder service fees. See “Plan of Distribution.”
(7)	Fees and Interest Payments on Borrowed Funds and “Other Expenses” (as defined below) represent estimated amounts for the current fiscal year.
(8)	The Fund may borrow funds to make investments, including before the Fund has fully invested the proceeds of this continuous offering. To the extent that we determine it is appropriate to borrow funds to make investments, the costs associated with such borrowing will be indirectly borne by shareholders. The figure in the table assumes that we borrow for investment purposes an amount equal to 27.30% of our weighted average net assets, and that the average annual cost of borrowings, including the amortization of cost associated with obtaining borrowings and unused commitment fees, on the amount borrowed is 7.0%. Our ability to incur leverage depends, in large part, on the availability of financing in the market.
(9)	Other Expenses include professional fees, ongoing offering expenses, and other general and administrative expenses.
(10)	The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed, until at least January 31, 2027 to (i) waive its advisory fees and/or (ii) pay or absorb the ordinary operating expenses of the Fund and the initial organizational and offering expenses of the Fund (excluding expenses directly related to the costs of making investments, including interest and structuring costs for borrowings and line(s) of credit, taxes, dividends, amortization/accretion and interest on securities sold short, brokerage commissions, acquired fund fees and expenses (if any), distribution and shareholder service fees, expenses related to litigation and potential litigation and extraordinary expenses), to the extent necessary to ensure that total annual fund operating expenses do not exceed 2.50% per annum of the Fund’s average daily net assets attributable to each of Class I Shares, Class A-1 Shares and Class A-2 Shares. The Expense Limitation Agreement may be terminated (i) at any time by the Board upon 60 days’ prior written notice to the Adviser, or (ii) by the Adviser at the annual expiration date of the agreement upon 60 days’ prior written notice to the Fund. The Expense Limitation Agreement will not provide for the recoupment of expenses waived, paid or reimbursed pursuant to this agreement.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

The following example demonstrates the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical investment in Shares. In calculating the following expense amounts, the Fund has assumed its direct and indirect annual operating expenses would remain at the percentage levels set forth in the table above.

An investor would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$46	$155	$263	$528
Class A-1 Shares	$51	$169	$284	$562
Class A-2 Shares	$81	$194	$305	$576

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVES, OPPORTUNITIES AND STRATEGIES

The Fund

The Fund is a non-diversified, closed-end management investment company that continuously offers its shares (“Shares”) and is operated as an interval fund. Throughout the prospectus, we refer to TCG Strategic Income Fund as the “Fund,” “we,” “us” or “our.”

Investment Objectives

The Fund’s investment objectives are to provide attractive risk-adjusted returns and current income. There can be no assurance that the Fund will achieve its investment objectives.

Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that are expected to (i) make regular distributions, dividends or interest payments or (ii) generate returns primarily from income.

The Fund will seek to deliver stable current income with a measure of security for investors’ capital.

The Fund seeks to achieve its investment objectives, under normal market conditions, by opportunistically allocating its assets across credit strategies, with a primary focus on: (1) Private credit, which includes directly originated asset-based lending, directly originated first-lien, second-lien and unitranche senior loans to lower middle-market companies, as well as corporate mezzanine debt and preferred equity; and (2) Liquid credit, including publicly traded high yield bonds, first- and second-lien secured bank loans, hybrid instruments, and structured credit (e.g., collateralized loan obligation (“CLO”) mezzanine debt).

TCG Strategic Income Advisor LLC, investment adviser to the Fund (the “Adviser”), has a bottom-up, flexible approach rooted in providing investors with access to a broad set of credit products. This opportunistic approach allows the Fund to be nimble in responding quickly to market opportunities, sector-specific trends, and macroeconomic shifts. The flexibility to invest across asset-protected credit sectors positions the Fund to preserve capital and generate income throughout various phases of the market cycle. Our dynamic approach to identifying relative value enables the Fund to pursue opportunities in areas with less competition and favorable risk adjusted returns.

The Fund’s private credit portfolio will be primarily composed of privately originated debt collateralized by financial or physical assets, such as infrastructure, real estate, commercial finance (including equipment and aircraft leasing), royalty finance, receivables, and/or other tangible or intangible assets or issued to companies, which the Adviser assesses to have sufficient cash flow and/or enterprise value coverage. Loan interests held by the Fund may take the form of (i) direct interests acquired during a primary distribution or other purchase of a loan, (ii) loans originated by the Fund or (iii) assignment of, novation of or participation in all or a portion of a loan acquired in secondary markets. The Fund’s portfolio will also include liquid credit investments, including bonds, loans and hybrid instruments.

Investments by the Fund may include credit strategies that have fixed or floating coupon, assets with fixed lease payments, or other income producing assets.

Portfolio Composition

The Fund’s portfolio is principally composed of the following investment types:

Private Credit

The Fund will invest in private credit strategies that focus on providing tailored lending solutions to businesses, which may be backed or secured by financial or physical assets. These investments may include asset-based loans or direct lending arrangements, structured to offer varying levels of seniority and security, as well as assets with stated contractual interest payments or a rate of return, assets with fixed lease payments, or other income producing assets. By targeting opportunities such as senior secured, first lien, second lien, mezzanine debt, or structured equity, the Adviser seeks private credit opportunities to deliver attractive risk-adjusted returns. The Fund’s investments in private credit may include, but are not limited to, such opportunities as listed below:

●	Direct Lending: The Fund provides loans directly to businesses, typically arranged outside the traditional banking system, where the Adviser believes the supply of primary capital is limited and the investment opportunities are most attractive. These loans will be covered by the enterprise value of middle market companies and are underwritten on a cash flow basis. These transactions, in some cases, may include equity components. These transactions may be structured as first lien senior secured loans (including “unitranche” loans, which are loans that combine both senior and junior debt, generally in a first lien position), second lien loans and mezzanine debt.

●	Asset-Based Credit: The Fund’s asset-based lending strategy includes investments in (or origination of) debt or structured equity that is collateralized by assets. These investments will be underwritten on an asset value basis, rather than the borrower’s cash flow. Collateral may include hard assets and/or financial assets, including inventory and receivables. These investments may include secured loans, unsecured loans, securitized portfolios of receivables, secured credit collateralized by physical assets, and other credit-related investments. The Fund may gain investment exposures either directly or through separate investment structures or vehicles that provide the Fund with exposure to such instruments. The Fund may also extend credit to emerging companies from various target industries that have backing from venture capital and private equity, the lending of which will be secured by inventory, receivables and other assets.

●	Real Estate Debt: The Fund originates and invests in loans backed directly or indirectly by real estate. The Adviser will focus on loans backed by high-quality properties and experienced sponsors. These investments typically support borrowers with transitional business plans, such as property renovations, repositionings, or lease-up strategies, where there is potential for near-term value creation. The Fund may also participate in recapitalization transactions, providing flexible capital solutions to facilitate ownership transitions or balance sheet restructuring. The Fund’s real estate debt investments may take several forms, including senior mortgage loans, mezzanine loans, first- and second-lien loans, whole loans, pari passu participations in mortgage loans and debt-like preferred equity securities across commercial real estate asset classes. These structures are typically secured by income-producing real estate assets, offering the Fund a combination of current income through interest payments and downside protection through collateralization. By investing across a range of property types, geographies, and capital structures, the Fund seeks to achieve portfolio diversification, mitigate concentration risk, and generate attractive risk-adjusted returns.

●	Participation in Leasing Obligations (Aircraft, Equipment, Other): Investments in entities or structures that own or hold leasing obligations for commoditized equipment or mission critical assets, with credit-like cash flow characteristics derived from lease payments, or debt investments collateralized by such leasing obligations over a defined term. These loans provide the right to payments for the use of essential assets to operating companies—such as aircraft, equipment, vehicles, or other mission-critical assets. These agreements provide the Fund with the opportunity for stable, predictable cash flows through regular lease payments. The leased assets serve as collateral, offering a measure of downside protection in the event of lessee default. The Fund’s investment strategy spans a variety of industries, which enhances portfolio diversification and reduces concentration risk. Overall, the Fund’s investments are designed to generate attractive risk-adjusted returns, provide inflation protection, and preserve capital through asset-backed structures, while also requiring careful management of risks.

●	Royalties Financing: Investments in entities holding intellectual property rights with credit-like cash flow characteristics or debt investments in companies collateralized by intellectual property rights. Royalties are a contractual or other legally binding arrangement pursuant to which a person owning an asset (including physical or intangible) sells such asset to, or otherwise permits the use of such asset by another person, in exchange for ongoing payments of a proportion of the revenue, profits, production or any other agreed amount or property derived from such asset. The Fund’s royalty financing strategy includes credit-like investments, debt securities and/or related securities in connection with: (i) the acquisition, creation, development or financing of royalties or entities holding royalties, or (ii) acquisitions, financings, investments, buyouts, expansion opportunities, privatizations, recapitalizations, rollovers, similar negotiated transactions, and/or special situations, which may include both control and non-control positions, in each case involving entities with substantial direct or indirect royalty investment, development, operations, management, ownership or financing activities or exposure, including investments in securities of companies backed by royalties or related assets and securities issued by special purpose vehicles, or any investments of a similar character.

Liquid Credit

The Fund is strategically positioned to capitalize on dynamic market opportunities in liquid credit, leveraging a flexible, opportunistic approach to asset allocation. We typically refer to an investment as liquid if the investment is, or we expect it to be, actively traded (with a typical settlement period of one month with respect to broadly syndicated loans). This segment is designed to maximize income, liquidity, and risk-adjusted returns, allowing the Fund to pivot to attractive market segments as conditions change as well as meet the Fund’s repurchase obligations. Nevertheless, the Fund’s liquid credit strategy serves as an opportunistic complement to its private credit strategy described above. The allocation among Fund investments may vary from time to time, especially during the Fund’s initial period of investment operations. During this period, the Fund expects a substantial portion of the Fund’s portfolio to include liquid credit investments in order to maintain access to credit investing at times when the Fund’s private credit opportunities are being secured. The Fund’s investments in liquid credit may include, but are not limited to, such opportunities as listed below:

●	Bonds and Loans: The Fund’s strategy includes investments in a broad range of publicly traded credit instruments, with a primary focus on high yield corporate bonds and leveraged loans. High yield bonds, also known as “junk bonds,” are issued by companies with non-investment grade ratings and therefore offer higher yields to compensate investors for the increased credit risk. These bonds are typically more liquid than private credit, enabling the Fund to efficiently enter and exit positions as market conditions evolve. Leveraged loans are senior secured loans extended to companies with higher levels of debt, often used to finance acquisitions, recapitalizations, or other corporate activities. These loans generally feature floating interest rates, which adjust periodically based on a reference rate. These asset classes allow the Fund to quickly reallocate capital in response to shifts in credit markets, interest rates, or issuer fundamentals. The Fund may also diversify across industries, issuers, and maturities to manage risk and enhance return potential.

●	Hybrid Instruments: The Fund may invest in hybrid instruments such as preferred stocks and convertible bonds, which blend characteristics of both debt and equity securities. Preferred stocks typically pay fixed or floating dividends and have a higher claim on assets and earnings than common stock but rank below traditional debt in the capital structure. This positioning allows preferred stocks to provide the Fund with a steady income stream, often with higher yields than common equity, while still offering some participation in the company’s growth. Certain preferred shares may be callable or convertible. Convertible bonds are typically corporate bonds that can be converted into a predetermined number of the issuer’s common shares, usually at the discretion of the bondholder. Convertible bonds pay regular interest like traditional bonds but also offer the potential for equity upside if the issuer’s stock price appreciates. This allows the Fund to benefit from both fixed income and equity market performance, while lowering volatility compared to direct equity investments. The Fund’s hybrid instruments provide portfolio diversification and flexibility while supporting the Fund’s liquidity and income objectives.

●	Structured Credit: The Fund may invest in structured types of credit investments that are typically highly levered investments in lower risk credit collateral. These investments may take the form of additional types of private fixed income securities, credit instruments and other investments with credit-like attributes various structured credit. The Fund may invest in debt and equity tranches of CLOs, commercial mortgage-backed securities (“CMBS”) and securitized products, floating and fixed rate loans, broadly syndicated senior secured loans and other opportunistic credit investments, which may include stressed and distressed credit situations, restructurings and non-performing loans.

Other Investments

In addition to its principal investments in private credit opportunities and liquid credit opportunities, the Fund may, from time to time, allocate assets to other investment opportunities as deemed appropriate by the Adviser, subject to the Fund’s investment objectives and policies.

The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including U.S. Treasury obligations or obligations issued or guaranteed by U.S. Government agencies or instrumentalities, some of which may only be backed by the full faith and credit of the U.S. Treasury or backed only by the credit of the issuer itself. The Fund may also invest in money market funds that invest in short-term, high-quality debt instruments such as U.S. Treasury obligations, commercial paper, and certificates of deposit.

In addition, from time to time, the Fund may invest in or hold common stock and other equity securities (including business development companies (“BDCs”) and real estate investment trusts (“REITs”)), some of which may provide high dividend yields. The Fund may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Adviser.

The Fund may acquire assets related to the aviation industry, including investments in securitizations and other financial instruments backed by aircraft and aircraft equipment.

The Fund may also invest in structured minority interests and preferred equity investments in private businesses, which involve acquiring a non-controlling stake, often with preferential rights to dividends or liquidation proceeds. These investments are typically structured to provide downside protection and a defined income stream.

Temporary Investments

For temporary defensive purposes, during periods in which the Fund determines that economic, market or political conditions are unfavorable to investors and a defensive strategy would benefit the Fund, the Fund may temporarily deviate from its investment strategies and objective. During these periods, the Fund may invest temporarily in money market instruments, U.S. government securities, repurchase agreements, bank obligations and commercial paper, as well as cash, cash equivalents or high quality short-term fixed income and other securities, which the Fund expects will have returns substantially lower than the returns that the Fund anticipates earning from the Fund’s targeted investments.

Other Investment Considerations

The Fund may also invest in instruments that, at the time of investment, are illiquid (generally, those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). The Fund may also invest, without limit, in securities that are unregistered (but are eligible for purchase and sale by certain qualified institutional buyers) or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale.

Through the Fund’s private credit and liquid credit strategies, the Fund expects to focus on investments in the U.S. but may also invest in a number of different countries. The Fund has no minimum or maximum limit on the amount of assets that may be invested in non-U.S. securities or investments, including credit investments issued by emerging market issuers.

The Fund may invest in debt instruments that are unrated or carry a rating from a nationally recognized statistical rating organization below investment grade (rated lower than Baa3 by Moody’s Investors Service, Inc. or lower than BBB- by Standard & Poor’s Ratings) through its liquid credit strategy. The Fund’s investments in loans may include “covenant-lite” loans, which means the loans lack certain financial maintenance requirements. The Fund expects that certain of its credit investments will be liquid and may be used for the purposes of maintaining liquidity for the Fund’s quarterly repurchase offers and cash management, while also presenting an opportunity for investment returns.

The Fund’s investment objectives and 80% investment policy are non-fundamental and may be changed by the Board of Trustees (the “Board”), without approval by the holders of Shares (“Shareholders”), upon 60 days’ prior written notice to Shareholders. Derivative instruments, if any, used by the Fund will be counted toward the Fund’s 80% policy to the extent they have economic characteristics similar to the securities included within that policy. The Fund’s Statement of Additional Information (“SAI”) contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Objectives and Policies.”

Underwriting and Investment Process

The Adviser’s Investment Committee (the “Investment Committee”) meets to, among other things, review and establish the allocation percentage across private credit and liquid credit. The Investment Committee considers factors such as macro-economic and market outlooks, assessment of the relative risk and return of each strategy, the Fund’s investment strategy, relevant portfolio limitations, and other factors in making its determination.

The Fund’s private credit strategy includes, but is not limited to, the origination, underwriting, Investment Committee review, legal documentation and post-closing steps outlined below:

Origination

●	Direct origination platform works to create enhanced yields by originating and structuring investments.

●	Platform drives increased deal flow, which provides for improved deal selectivity.

●	Allows for specific portfolio construction and a focus on higher quality investment opportunities.

Underwriting

●	Disciplined and research-intensive underwriting process leads to a highly selective approach.

●	Underwriting team focuses on collateral, company, and sponsor analysis, business plan review, financial review, and exit strategy.

●	Other tools that the Fund may use to verify data, include but are not limited to: appraisals, comparable analyses, site visits, company visits, background checks, and conversations with customers, suppliers, competitors, industry experts, and former employees.

Investment Committee Review

●	Focused on managing credit risk through comprehensive investment review process.

●	Members of the Investment Committee are: Leonard M. Tannenbaum, Peter McNitt, and Johanna White.

Portfolio Compliance

●	Adviser’s compliance and administration teams assess potential investments for compliance with the Fund’s investment restrictions and strategies.

Legal Documentation and Post-Closing Steps

●	Investment team works alongside external counsel to negotiate credit agreements and other applicable agreements.

●	Emphasis is placed on financial covenants and a limitation of actions that may be adverse to lenders.

●	Portfolio is monitored for ongoing compliance with the applicable investment restrictions and limitations.

●	Portfolio is proactively managed to monitor ongoing performance and loan covenant compliance.

Liquid Credit Investment Process

The Fund’s liquid credit strategy is constructed using a combination of qualitative and quantitative analyses, including: issuer-level fundamentals; sector and macroeconomic trends; capital-structure positioning; liquidity characteristics; and risk-adjusted return metrics. This process also takes into account the current stage of the credit cycle, diversification and concentration risks as well as tactical opportunities available to the Fund. A bottom-up credit review is performed to evaluate the issuer’s financial statements, cash flow stability, leverage ratios, and overall business model resilience. The Adviser conducts ongoing monitoring of the portfolio, including using liquidity risk management tools and scenario analyses to stress-test the portfolio’s ability to meet repurchase requests and withstand market shocks.

Leverage

The Fund may utilize leverage to seek enhanced returns, subject to prevailing market conditions and at the discretion of the Adviser. The Fund may also use leverage to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may borrow money in connection with its investment activities, to satisfy repurchase requests from Shareholders and to otherwise provide the Fund with liquidity. Leverage may be employed through various means, including borrowing from financial institutions, issuing debt securities, or, where appropriate, issuing preferred shares. The Fund may also use reverse repurchase agreements and similar financing arrangements to achieve leverage on a limited basis.

When considering the use of leverage, the Adviser will evaluate factors such as the maturity profile, covenant terms, and interest rate structure of the proposed borrowings, as well as the associated risks in the context of the Fund’s investment outlook. Any leverage employed is intended to increase the capital available for investment or other purposes.

Certain instruments that create leverage are considered to be senior securities under the 1940 Act. With respect to senior securities representing indebtedness (i.e., borrowing or deemed borrowing), other than temporary borrowings as defined under the 1940 Act, the Fund is required to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness. With respect to senior securities that are equity (i.e., preferred shares), the Fund is required to have an asset coverage of at least 200%, as measured at the time of the issuance of any such preferred shares and calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding preferred shares.

The Fund expects that it will, or that it may need to, raise additional capital in the future to fund its continued growth, and the Fund may do so by entering into a credit facility, issuing preferred shares or debt securities or through other leveraging instruments. Subject to the limitations under the 1940 Act, the Fund may incur additional leverage opportunistically or not at all and may choose to increase or decrease its leverage. The Fund may use different types or combinations of leveraging instruments at any time based on the Adviser’s assessment of market conditions and the investment environment, including forms of leverage other than preferred shares, debt securities and/or credit facilities.

Additionally, the Fund may borrow for temporary, emergency or other purposes as permitted under the 1940 Act, which indebtedness would generally not be subject to the asset coverage requirements described above. By leveraging the Fund’s investment portfolio, the Fund may create an opportunity for increased net income and capital appreciation. However, the use of leverage also involves significant risks and expenses, which will be borne entirely by Shareholders, and the Fund’s leverage strategy may not be successful. For example, the more leverage that is employed, the more likely a substantial change will occur in the Fund’s net asset value (“NAV”) per share.

To the extent the income derived from investments purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income from the securities purchased with such funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the Fund’s return will be less than if leverage had not been used, and therefore the amount available for distribution to Shareholders as dividends and other distributions will be reduced or potentially eliminated. The Adviser may determine to maintain the Fund’s leveraged position if it expects that the long-term benefits of maintaining the leveraged position will outweigh the current reduced return. The Fund may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit. Either of these requirements will increase the cost of borrowing over the stated interest rate. In addition, capital raised through borrowing will be subject interest costs that may or may not exceed the income and appreciation on the assets purchased.

In connection with any credit facility, the lender may impose specific restrictions as a condition to borrowing. The credit facility fees may include up front structuring fees and ongoing commitment fees (including fees on amounts undrawn on the facility) in addition to the traditional interest expense on amounts borrowed. The credit facility may involve a lien on the Fund’s assets. Similarly, to the extent the Fund issues notes, the Fund may be subject to fees, covenants and investment restrictions required by a national securities rating agency, as a result. Such covenants and restrictions imposed by a rating agency or lender may include asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. While it is not anticipated that these covenants or restrictions will significantly impede the Adviser in managing the Fund’s portfolio in accordance with the Fund’s investment objectives and policies, if these covenants or guidelines are more restrictive than those imposed by the 1940 Act, the Fund would not be able to utilize as much leverage as the Fund otherwise could have, which could reduce the Fund’s investment returns. In addition, the Fund expects that any notes the Fund issues or credit facility the Fund enters into would contain covenants that may impose geographic exposure limitations, credit quality minimums, liquidity minimums, concentration limitations and currency hedging requirements on the Fund. These covenants would also likely limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change fundamental investment policies and engage in certain transactions, including mergers and consolidations. Such restrictions could cause the Adviser to make different investment decisions than if there were no such restrictions and could limit the ability of the Board and the Shareholders to change fundamental investment policies.

The Fund’s willingness to utilize leverage, and the amount of leverage the Fund incurs, will depend on many factors, the most important of which are investment outlook, market conditions and interest rates. Successful use of a leveraging strategy may depend on the Fund’s ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed. Any leveraging cannot be achieved until the proceeds resulting from the use of leverage have been invested in accordance with the Fund’s investment objectives and policies.

Illiquid Transactions

Generally, investments will be purchased or sold by the Fund in private markets, including securities that are not publicly traded or that are otherwise illiquid and securities acquired directly from the issuer.

The Fund’s portfolio will include a mix of liquid and illiquid assets, with the more liquid holdings serving both as a source of potential return and as a means to meet liquidity needs for investor repurchases and operational purposes.

Co-Investment with Affiliates

The 1940 Act imposes limits on certain privately negotiated co-investments with affiliates of the Fund. Specifically, Section 17 of the 1940 Act restricts the ability of the Fund to engage (except in certain limited circumstances) in transactions with “affiliated persons” of investment companies. Absent the Adviser and the Fund obtaining from the SEC a co-investment order that permits a broader range of affiliated transactions, subject to a variety of conditions and requirements, the Fund would not be permitted to co-invest alongside affiliates in a broader range of affiliated transactions.

The Adviser and the Fund have applied for an exemptive order from the Securities and Exchange Commission (“SEC”) that would expand the Fund’s ability to co-invest alongside other affiliated funds or accounts (including private funds) managed by the Adviser or its affiliates in privately negotiated portfolio investments. The co-investment exemptive order will contain certain conditions that limit or restrict the Fund’s ability to participate in such investment opportunities. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment. There can be no assurance that the co-investment exemptive order will be granted. Unless and until the Fund receives such co-investment exemptive order from the SEC, the Fund will only invest in co-investment opportunities where the transaction is permitted under existing regulatory guidance, such as transactions in which price is the only negotiated term. Ultimately, if the co-investment exemptive order is not granted, the Fund may not be able to obtain the Fund’s desired exposure to certain credit strategies, which could impact the Fund’s ability to achieve its investment objectives.

Periodic Repurchase Offers

The Fund provides a limited degree of liquidity to the Shareholders by conducting quarterly offers to repurchase its Shares at their NAV on the date on which the repurchase price for Shares is determined (the “Valuation Date”). Each repurchase offer will be for no less than 5% nor more than 25% of the Shares outstanding. If the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer, which date will be no more than fourteen (14) days prior to the Valuation Date.

Competition

Our dynamic approach to identifying relative value enables the Fund to pursue opportunities in areas with less competition and favorable risk adjusted returns. Nevertheless, we may compete for investments with other investment funds (including private credit funds, mezzanine funds, credit funds, and funds that invest in CLOs, structured notes and other types of collateralized securities and structured products), as well as traditional financial services companies such as commercial banks and other sources of funding. These other investment funds might be reasonable investment alternatives to us and may be less costly or complex with fewer and/or different risks than we have. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested, including making investments in private U.S. companies. As a result of these new entrants, competition for investment opportunities in private U.S. companies may intensify. We may lose investment opportunities if we do not match our competitors’ pricing, terms or structure. If we are forced to match our competitors’ pricing, terms or structure, we may not be able to achieve acceptable returns on our investments or may bear substantial risk of capital loss. A significant part of our competitive advantage stems from the fact that the market for investments in private U.S. companies is underserved by traditional commercial banks and other financial sources. A significant increase in the number and/or the size of our competitors in this target market could force us to accept less attractive investment terms. Furthermore, many of our competitors have greater experience operating under, or are not subject to the regulatory restrictions that the 1940 Act imposes on us as a closed-end fund. See “Principal Risks of the Fund—Competition Risk.”

Distributions

The Fund intends to distribute substantially all of its net investment income to Shareholders in the form of dividends. The Fund intends to declare income dividends and distribute them monthly to Shareholders of record. In addition, the Fund intends to distribute any net capital gains it earns from the sale of portfolio securities to Shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

Conclusion

The Fund is structured to provide investors with a single access point to a broad and evolving universe of income generating assets. Through a flexible, actively managed approach that spans both public and private markets, the Fund aims to deliver current income and attractive risk-adjusted returns. The Fund’s strategy is underpinned by broad diversification, access to specialized corners of the market, and a disciplined risk management process, all supported by the expertise and experience of the principals of the Adviser.

Risk Factors [Table Text Block]

PRINCIPAL RISKS OF THE FUND

Investors should carefully consider the material risk factors described below, before deciding on whether to make an investment in the Fund. The risks set out below are not the only risks the Fund faces. Additional risks and uncertainties not currently known to the Fund or that the Fund currently deems to be immaterial also may materially adversely affect the Fund’s business, financial condition and/or operating results. If any of the following events occur, the Fund’s business, financial condition and results of operations could be materially adversely affected. In such case, the NAV of the Shares could decline, and investors may lose all or part of their investment. The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment. An investment in the Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives.

Risks Relating to Investment Strategies, Portfolio Composition and the Fund’s Investment Process

Risks of Investments Generally. All investments risk the loss of capital. Such investments are subject to investment-specific price fluctuations as well as to macro-economic, market and industry-specific conditions, including but not limited to national and international economic conditions, domestic and international financial policies and performance, conditions affecting particular investments such as the financial viability, sales and product lines of corporate issuers, national and international politics and governmental events, and changes in income tax laws. No guarantee or representation is made that the Fund’s investment program will be successful. The Fund’s investment strategies involve, without limitation, risks inherent in asset-backed income strategies, including those related to collateralized investments and direct lending activities, such as the potential for collateral value fluctuations, borrower credit deterioration or default, and challenges in enforcing or realizing on collateral. In addition, the Fund is subject to risks associated with liquid credit strategies, including market volatility, interest rate changes, liquidity constraints, and counterparty risks. These strategies may also involve risks related to limited diversification, concentration in certain asset types or sectors, the use of leverage, and operational or systems failures, all of which could adversely affect the Fund’s performance. Certain investment techniques of the Fund (e.g., use of direct leverage or indirectly through leveraged investments) can, in certain circumstances, magnify the impact of adverse market moves to which the Fund may be subject. In addition, the Fund’s investments may be materially affected by conditions in real estate markets, the financial markets and overall economic conditions occurring globally and in particular markets where the Fund may invest its assets.

The Fund’s methods of minimizing such risks may not accurately predict future risk exposures. Risk management techniques are based in part on the observation of historical market behavior, which may not predict market divergences that are larger than historical indicators. Also, information used to manage risks may not be accurate, complete or current, and such information may be misinterpreted.

Nature of the Fund’s Investments. The Fund may allocate its assets across credit strategies with respect to the type and nature of investments in which it invests. While a significant portion of the loans in which the Fund will invest or originate are expected to be secured, the Fund may also invest in debt or other securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. In such instances, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following an insolvency is likely to be substantially less than that of senior creditors. For example, under terms of subordination agreements, senior creditors are typically able to block the acceleration of the debt or other exercises by the Fund of its rights as a creditor. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all. In addition, the debt securities in which the Fund will invest may not be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity and may not be rated by a credit rating agency.

The borrowers of loans constituting the Fund’s assets may seek the protections afforded by bankruptcy, insolvency and other debtor relief laws. Bankruptcy proceedings are unpredictable. Additionally, the numerous risks inherent in the insolvency process create a potential risk of loss by the Fund of its entire investment in any particular investment. Insolvency laws may, in certain jurisdictions, result in a restructuring of the debt without the Fund’s consent under the “cramdown” provisions of applicable insolvency laws and may also result in a discharge of all or part of the debt without payment to the Fund.

Debt securities are also subject to other risks, including (i) the possible invalidation of an investment transaction as a fraudulent conveyance, (ii) the recovery of liens perfected or payments made on account of a debt in the period before an insolvency filing as a preference, (iii) equitable subordination claims by other creditors, (iv) so called lender liability claims by the issuer of the obligations (see “Risks Related to Investments in Loans”) and (v) environmental liabilities that may arise with respect to collateral securing the obligations. Additionally, adverse credit events with respect to any issuer, such as missed or delayed payment of interest and/or principal, bankruptcy, receivership, or distressed exchange, can significantly diminish the value of the Fund’s investment in any such company. The Fund’s investments may be subject to early repurchase features, refinancing options, pre-payment options or similar provisions which, in each case, could result in the issuer repaying the principal on an obligation held by the Fund earlier than expected. Accordingly, there can be no assurance that the Fund’s investment objective will be realized.

In addition, during periods of market disruption, borrowers of loans constituting the Fund’s assets may be more likely to seek to draw on unfunded commitments the Fund has made, and the Fund’s risk of being unable to fund such commitments is heightened during such periods.

Market Risk. The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current administration, including the imposition of tariffs, as well as the impact of geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and China, an escalation in conflict between Russia and Ukraine or other systemic issuer or industry-specific economic disruptions, could lead to disruption, instability and volatility in the global markets. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit its access to the capital markets or result in a decision by lenders not to extend credit to us.

Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.

Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases resulted in negative interest rates.

As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if a health emergency or other similar event, such as the COVID-19 outbreak, persists for an extended period of time. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf the Fund.

The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on observable trends and conditions in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct and actual events and circumstances may vary significantly.

Many of the issuers in which the Fund will make investments may be susceptible to economic slowdowns or recessions and may be unable to repay the loans made to them during these periods. Therefore, non-performing assets may increase and the value of the Fund’s portfolio may decrease during these periods as the Fund is required to record the investments at their current fair value. Adverse economic conditions also may decrease the value of collateral securing some of the Fund’s loans and the value of its equity investments. Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s and the issuers’ funding costs, limit the Fund’s and the issuers’ access to the capital markets or result in a decision by lenders not to extend credit to the Fund or the issuers. These events could prevent the Fund from increasing investments and harm its operating results.

The prices of financial instruments in which the Fund may invest can be highly volatile. General fluctuations in the market prices of securities may affect the value of the investments held by the Fund. Instability in the securities markets may also increase the risks inherent in the Fund’s investments.

Credit Risk. One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due.

Although the Fund may make investments that the Adviser believes are secured, collateralized or backed by specific collateral, the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, loans may provide for payments-in-kind, which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement that governs loans of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or a pre-payment (in whole or in part) of the Fund’s investment.

Similarly, while the Fund will generally target investing in companies it believes are of high quality, these companies could still present a high degree of business and credit risk. Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or the continuation or worsening of the current (or any future) economic and financial market downturns and dislocations. As a result, companies that the Fund expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or experience financial distress. In addition, exogenous factors such as fluctuations of the equity markets also could result in warrants and other equity securities or instruments owned by the Fund becoming worthless.

Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.

Private Credit Risk. The Fund may obtain exposure to select less liquid or illiquid private credit investments, generally involving corporate borrowers, including through investments in pooled investment vehicles. Typically, private credit investments are not traded in public markets and are illiquid, such that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of the Fund. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of the Fund’s private credit investments will often be leveraged, as a result of recapitalization transactions, and may not be rated by national credit rating agencies.

Interest Rate Risk. The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Fund’s ability to make investments, the value of its investments and its ability to realize gains from the disposition of investments and, accordingly, have a material adverse effect on the Fund’s investment objectives and its rate of return on invested capital. In addition, an increase in interest rates would make it more expensive to use debt for the Fund’s financing needs.

During periods of falling interest rates, payments under floating rate debt instruments that the Fund holds would generally decrease, resulting in less revenue to the Fund. In the event of a sharply rising interest rate environment, payments under floating rate debt instruments generally would rise and there may be a significant number of issuers of such floating rate debt instruments that would be unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, fixed-rate debt instruments may decline in value because the fixed rates of interest paid thereunder may be below market interest rates.

Risks Related to Investments in Loans. The Fund may invest in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser to the collateral underlying a loan can be realized upon liquidation, nor that any such collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchasers if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.

The Adviser considers a range of default and loss scenarios at an investment level and typically aggregates those losses to a portfolio level, considering those losses relative to the loan-to-value of an investment. While the Adviser focuses on credit default risk relative to the ultimate value of an investment at maturity, it also considers the potential impact of changes in defaults on the market price for any investments.

The portfolio may include senior secured debt with a high degree of asset protection, first lien senior secured, second and third lien loans, mezzanine debt (which in some cases includes an equity component) and any other loans.

First Lien Senior Secured Loans Risk. To the extent the Fund makes a senior secured term loan investment in an issuer, it will generally take a security interest in substantially all of the available assets of the issuer, including the equity interests of its domestic subsidiaries, which the Fund expects to help mitigate the risk that it will not be repaid. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital, and, in some circumstances, the Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in an issuer’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that it will be able to collect on the loan should it be forced to enforce its remedies.

Second Lien Senior Secured Loans and Junior Debt Investments Risk. Second and third lien loans are subject to the same investment risks generally applicable to senior loans described above. The Fund’s second lien senior secured loans will be subordinated to first lien loans and the Fund’s junior debt investments, such as mezzanine loans, generally will be subordinated to both first lien and second lien loans and have junior security interests or may be unsecured. As such, to the extent the Fund holds second lien senior secured loans and junior debt investments, holders of first lien loans may be repaid before the Fund in the event of a bankruptcy or other insolvency proceeding. Therefore, second and third lien loans are subject to additional risk that the cash flow of the related obligor and the property securing the second or third lien loan may be insufficient to repay the scheduled payments to the lender after giving effect to any senior secured obligations of the related obligor. This may result in an above average amount of risk and loss of principal. Second and third lien loans are also expected to be more illiquid than senior loans.

Investments in subordinated debt involve greater credit risk of default and loss than the more senior classes or tranches of debt in an issuer’s capital structure. Subordinated tranches of debt instruments (including mortgage-backed securities) absorb losses from default before other more senior tranches of such instruments, which creates a risk particularly if such instruments (or securities) have been issued with little or no credit enhancement or equity. To the extent the Fund invests in subordinate debt instruments (including mortgage-backed securities), the Fund would likely receive payments or interest distributions after, and must bear the effects of losses or defaults on, the senior debt (including underlying mortgage loans, senior mezzanine debt or senior CMBS bonds) before, the holders of other more senior tranches of debt instruments with respect to such issuer. The Fund’s investments will be affected, where applicable, by (i) the relative payment priorities of the respective classes of instruments or securities issued by portfolio companies (or affiliates thereof), (ii) the order in which the principal balances of such respective classes with balances will be reduced in connection with losses and default-related shortfalls, and (iii) the characteristics and quality of the underlying loans in the Fund.

Mezzanine Debt Risk. Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

Unitranche Loans Risk. Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund may participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.

Unsecured Loans Risk. Unsecured loans are subject to the same investment risks generally applicable to loans described above but are subject to additional risk that the assets and cash flow of the related obligor may be insufficient to repay the scheduled payments to the lender after giving effect to any secured obligations of the obligor. Unsecured loans will be subject to certain additional risks to the extent that such loans may not be protected and such loans are not secured by collateral, financial covenants or limitations upon additional indebtedness. Unsecured loans are also expected to be a more illiquid investment than senior loans for this reason.

Covenant-Lite Loans Risk. The Fund may invest in “covenant-lite” loans. Covenant-lite loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Consumer Loan Risk. The Fund may invest in consumer loans (or asset-backed securities backed by consumer loans), including debt consolidation loans, home improvement loans, personal loans, residential real estate investments, credit cards, and automobile loans. The performance of such investments are affected by, among other things, general economic conditions. Changes in economic conditions have adversely affected the performance and market value of such investments. Consumer loans are susceptible to prepayment risks and default risks. Unsecured consumer loans are not secured by any collateral of the borrowers. The repayment of unsecured consumer loans is dependent upon the ability and willingness of the borrowers to repay. Other consumer loans, like automobile loans, may be secured by collateral, but the value of that collateral is not guaranteed. Automobile loans are not typically insured or guaranteed by any other person or entity. Increases in unemployment, decreases in home values or the values of other consumer assets or lack of availability of credit may lead to increased default rates and may also be accompanied by decreased consumer demand for automobiles and declining values of automobiles securing outstanding automobile loan contracts, which weakens collateral coverage and increases the amount of a loss in the event of default. Significant increases in the inventory of used automobiles during periods of economic recession or otherwise may also depress the prices at which repossessed automobiles may be sold or delay the timing of these sales. The occurrence of any of the foregoing risks could, among other things, adversely affect the consumer loans (or the asset-backed securities backed by consumer loans) in which the Fund may invest.

Risks Related to Bank Loans. Under the agreements governing most syndicated loans, should a holder of an interest in a syndicated loan wish to call a default or exercise remedies against a borrower, it could not do so without the agreement of at least a majority of the other lenders. Actions could also be taken by a majority of the other lenders, or in some cases, a single agent bank, without the consent of all lenders. Each lender would nevertheless be liable to indemnify the agent bank for its ratable share of expenses or other liabilities incurred in such connection and, generally, with respect to the administration and any renegotiation or enforcement of the syndicated loans. Moreover, an assignee or participant in a loan may not be entitled to certain gross-up payments in respect of withholding taxes and other indemnities that otherwise might be available to the original holder of the loan. The Fund may invest a portion of its assets in bank loans and participations. The special risks associated with these obligations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality and (iii) limitations on the ability of the Fund or the Adviser to directly enforce its rights with respect to participations. The Adviser will seek to balance the magnitude of these and other risks identified by it against the potential investment gain prior to entering into each such investment. Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Fund. Bank loans are frequently traded on the basis of standardized documentation which is used in order to facilitate trading and market liquidity. There can be no assurance, however, that future levels of supply and demand in bank loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue or that the same documentation will be used in the future. The settlement of trading in bank loans often requires the involvement of third parties, such as administrative or syndication agents, and there presently is no central clearinghouse or authority which monitors or facilitates the trading or settlement of all bank loan trades. Often, settlement may be delayed based on the actions of any third party or counterparty, and adverse price movements may occur in the time between trade and settlement, which could result in adverse consequences for the Fund.

The Fund may acquire interests in bank loans either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a contracting party under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest and not with the borrower. In purchasing participations, the Fund typically will not have the right to vote on matters requiring a vote of holders of the underlying debt and may have no right to enforce compliance by the borrower with the terms of the loan agreement, or any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, if the Fund were to hold a participation, it would assume the credit risk of both the borrower and the institution selling the participation to the Fund. In certain circumstances, investing in the form of participation may be the most advantageous or only route for the Fund to make or hold any such investment, including in light of limitations relating to local laws or the willingness of administrative agents or borrowers to allow the Fund to become a direct lender.

Finally, loans may become non-performing for a variety of reasons. Non-performing debt obligations may require substantial workout negotiations, restructuring or bankruptcy filings that may entail a substantial reduction in the interest rate, deferral of payments and/or a substantial write-down of the principal of a loan or conversion of some or all of the debt to equity. Additional costs associated with these activities may reduce returns.

Loan Origination Risk. The Fund may originate loans, including, without limitation, residential and/or commercial real estate or mortgage-related loans, consumer loans or other types of loans, which may be in the form of, and without limitation as to a loan’s level of seniority within a capital structure, whole loans, assignments, participations, secured and unsecured notes, senior and second lien loans, mezzanine loans, bridge loans or similar investments. The Fund may originate loans to corporations and/or other legal entities and individuals, including foreign (non-U.S.) and emerging market entities and individuals. Loans may carry significant credit risks (for example, a borrower may not have a credit rating or score or may have a rating or score that indicates significant credit risk). This may include loans to public or private firms or individuals. The loans the Fund invests in or originates may vary in maturity and/or duration. The Fund is not limited in the amount, size or type of loans it may invest in and/or originate, including with respect to a single borrower or with respect to borrowers that are determined to be below investment grade, other than pursuant to any applicable law. The Fund’s investment in or origination of loans may also be limited by the requirements the Fund intends to observe under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) in order to qualify as a regulated investment company (“RIC”). The Fund may subsequently offer such investments for sale to third parties; provided, that there is no assurance that the Fund will complete the sale of such an investment. If the Fund is unable to sell, assign or successfully close transactions for the loans that it originates, the Fund will be forced to hold its interest in such loans for an indeterminate period of time. This could result in the Fund’s investments having high exposure to certain borrowers. The Fund will be responsible for the expenses associated with originating a loan (whether or not consummated). This may include significant legal and due diligence expenses, which will be indirectly borne by the Fund and Shareholders.

Loan origination and servicing companies are routinely involved in legal proceedings concerning matters that arise in the ordinary course of their business. In addition, a number of participants in the loan origination and servicing industry (including control persons of industry participants) have been the subject of regulatory actions by state regulators, including state attorneys general, and by the federal government. Governmental investigations, examinations or regulatory actions, or private lawsuits, including purported class action lawsuits, may adversely affect such companies’ financial results. To the extent the Fund engages in origination and/or servicing directly, or has a financial interest in, or is otherwise affiliated with, an origination or servicing company, the Fund will be subject to enhanced risks of litigation, regulatory actions and other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties or other charges, any or all of which could materially adversely affect the Fund and its holdings.

To the extent the Fund originates loans, the Fund may be subject to greater levels of credit risk, call risk, settlement risk, risk of subordination to other creditors, insufficient or lack of protection under federal securities laws and liquidity risk. These instruments are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments and may be more volatile than other types of securities. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in loans. In addition, the loans in which the Fund invests may not be listed on any exchange and a secondary market for such loans may be comparatively illiquid relative to markets for other more liquid fixed income securities. Consequently, transactions in loans may involve greater costs than transactions in more actively traded securities. In connection with certain loan transactions, transaction costs that are borne by the Fund may include the expenses of third parties that are retained to assist with reviewing and conducting diligence, negotiating, structuring and servicing a loan transaction, and/or providing other services in connection therewith. Furthermore, the Fund may incur such costs in connection with loan transactions that are pursued by the Fund but not ultimately consummated (so-called “broken deal costs”). Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular trading activity and wide bid/ask spreads, among other factors, may, in certain circumstances, make loans more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in the Fund being unable to realize full value for the loans and/or may result in the Fund not receiving the proceeds from a sale of a loan for an extended period after such sale, each of which could result in losses to the Fund. Some loans may have extended trade settlement periods, including settlement periods of greater than seven days, which may result in cash not being immediately available to the Fund. If an issuer of a loan prepays or redeems the loan prior to maturity, the Fund may have to reinvest the proceeds in other loans or similar instruments that may pay lower interest rates. Because of the risks involved in investing in loans, an investment in the Fund should be considered speculative.

Limited Amortization Requirements Risk. The Fund may invest in loans that have limited mandatory amortization requirements. While these loans may obligate an issuer to repay the loan out of asset sale proceeds, with annual excess cash flow or by refinancing upon maturity, repayment requirements may be subject to substantial limitations that would allow an issuer to retain such asset sale proceeds or cash flow, thereby extending the expected weighted average life of the investment. In addition, a low level of amortization of any debt over the life of the investment may increase the risk that an issuer will not be able to repay or refinance the loans held by the Fund when it matures.

Prepayment Risk. Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. The Adviser is generally unable to predict the rate and frequency of such repayments. Whether a loan is called will depend both on the continued positive performance of the issuer and the existence of favorable financing market conditions that allow such issuer the ability to replace existing financing with less expensive capital. As market conditions change frequently, the Adviser will often be unable to predict when, and if, this may be possible for each of the Fund’s issuers. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.

Counterparty Risk. The Fund is exposed to the risk that third parties that may owe the Fund, or its issuers, money, securities or other assets will not perform their obligations. These parties include trading counterparties, clearing agents, exchanges, clearing houses, custodians, prime brokers, administrators and other intermediaries. These parties may default on their obligations to the Fund or its issuers, due to bankruptcy, lack of liquidity, operational failure or other reasons. This risk may arise, for example, from entering into swap or other derivative contracts under which counterparties have long-term obligations to make payments to the Fund or its issuers, or executing securities, futures, currency or commodity trades that fail to settle at the required time due to non-delivery by the counterparty or systems failure by clearing agents, exchanges, clearing houses or other intermediaries. Also, any practice of rehypothecation of securities of the Fund or its issuers held by counterparties could result in the loss of such securities upon the bankruptcy, insolvency or failure of such counterparties. In addition, any of the Fund’s cash held with a prime broker, custodian or counterparty may not be segregated from the prime broker’s, custodian’s or counterparty’s own cash, and the Fund therefore may rank as an unsecured creditor in relation thereto. The inability to recover the Fund’s assets could have a material impact on the performance of the Fund. The consolidation and elimination of counterparties resulting from the disruption in the financial markets has generally increased the concentration of counterparty risk and has decreased the number of potential counterparties.

Investments in Highly Leveraged Issuers Risk. The Fund’s investments may include investments in issuers whose capital structures have significant leverage (including substantial leverage senior to the Fund’s investments), a considerable portion of which may be at floating interest rates. The leveraged capital structure of such issuers will increase their exposure to adverse economic factors such as rising interest rates, downturns in the economy or further deteriorations in the financial condition of the issuer or its industry. This leverage may result in more serious adverse consequences to such companies (including their overall profitability or solvency) in the event these factors or events occur than would be the case for less leveraged issuers. In using leverage, these issuers may be subject to terms and conditions that include restrictive financial and operating covenants, which may impair their ability to finance or otherwise pursue their future operations or otherwise satisfy additional capital needs. Moreover, rising interest rates may significantly increase the issuers or project’s interest expense, or a significant industry downturn may affect a company’s ability to generate positive cash flow, in either case causing an inability to service outstanding debt. The Fund’s investments may be among the most junior financing in an issuer’s capital structure. In the event such issuer cannot generate adequate cash flow to meet debt obligations, the company may default on its loan agreements or be forced into bankruptcy resulting in a restructuring or liquidation of the company, and the Fund, particularly in light of the subordinated and/or unsecured position of the Fund’s investments, may suffer a partial or total loss of capital invested in the company, which could adversely affect the return of the Fund.

Non-Performing Investments Risk. The Fund’s portfolio may include investments whose underlying collateral are “non-performing” and that are typically highly leveraged, with significant burdens on cash flow and, therefore, involve a high degree of financial risk. During an economic downturn or recession, securities of financially troubled or operationally troubled issuers are more likely to go into default than securities or instruments of other issuers. Securities or instruments of financially troubled issuers and operationally troubled issuers are less liquid and more volatile than securities or instruments of companies not experiencing financial difficulties. Investment, directly or indirectly in the financially and/or operationally troubled issuers involves a high degree of credit and market risk.

These difficulties may never be overcome and may cause borrowers to become subject to bankruptcy or other similar administrative proceedings. There is a possibility that the Fund may incur substantial or total losses on its investments and in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein.

A portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders or investors could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio company’s ability to meet its obligations under the debt or equity securities that we hold. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company. In addition, lenders in certain cases can be subject to lender liability claims for actions taken by them when they become too involved in the issuer’s or borrower’s business or exercise control over a borrower. It is possible that the Fund could become subject to a lender’s liability claim. Furthermore, if one of the Fund’s portfolio companies were to file for bankruptcy protection, a bankruptcy court might re-characterize the Fund’s debt holding and subordinate all or a portion of the Fund’s claim to claims of other creditors, even though the Fund may have structured its investment as senior secured debt. The likelihood of such a re-characterization would depend on the facts and circumstances.

The Fund may invest in the securities of companies that subsequently become involved in bankruptcy proceedings, reorganizations or financial restructurings, and that may face pending covenant violations or significant debt maturities. In such a case, the Adviser, on behalf of the Fund, may have a more active participation in the affairs of such issuers than is generally assumed by the Fund. Such investments could, in certain circumstances, subject the Fund to certain additional potential liabilities, which may exceed the value of the Fund’s original investment therein. For example, under certain circumstances, a lender who has inappropriately exercised control over the management and policies of a debtor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. Furthermore, such investments could also subject the Fund to litigation risks or prevent the Fund from disposing of securities. In any reorganization or liquidation proceeding relating to a portfolio company or Investment, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. In addition, under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment, or similar transaction under applicable bankruptcy and insolvency laws. As more fully discussed below, in a bankruptcy or other proceeding, the Fund as a creditor may be unable to enforce its rights in any collateral or may have its security interest in any collateral challenged or disallowed, and its claims may be subordinated to the claims of other creditors.

The market for distressed securities is expected to be less liquid than the market for securities of companies that are not distressed. A substantial length of time may be required to liquidate investments in securities that become distressed. Furthermore, at times, a major portion of an issue of distressed securities may be held by relatively few investors, and the market may be limited to a narrow range of potential counterparties, such as other financial institutions that become distressed. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Adviser may find it more difficult to sell such securities on behalf of the Fund when the Adviser believes it advisable to do so or may only be able to sell such securities at a loss. The Adviser may also find it more difficult to determine the fair market value of distressed securities for purposes of computing the Fund’s NAV. In some cases, the Fund may be prohibited by contract from selling its investments for a period of time.

Asset-Backed Securities Risk. Asset-backed securities are investments that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. These could include assets such as unsecured consumer or other receivables, credit card receivables, auto loans, consumer loans, trade receivables, equipment leases, and other assets that produce streams of payments. Asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those outstanding liabilities, the Fund will incur losses. In addition, asset-backed securities entail prepayment risk that may vary depending on the type of asset but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed investments present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these investments.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Underlying Collateral Risks for Asset-Backed Securities. The collateral supporting asset-backed securities is generally of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. Asset-backed securities are often collateralized by pools of any variety of assets, including, for example, leases, financial obligations (including equipment finance, floorplan finance, fund finance, lease finance, litigation finance, intellectual property finance, insurance premium finance, project finance, supply chain finance, and trade and shipping finance), agricultural assets, auto leases and loans, datacenter assets or leases, debt consolidation loans, fleet leases, home loans, aircraft leases, railcar leases, small business loans, timeshare receivables, franchise rights, student loans and consumer loans, which may represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The market value of an asset-backed security is affected by changes in the market’s perception of the asset backing the asset-backed securities and the creditworthiness of the servicer for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.

Another risk associated with asset-backed securities is that the collateral that secures asset-backed securities, such as credit card receivables, could be unsecured. In the case of credit card receivables, debtors are additionally entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. For asset-backed securities that are backed by transportation receivables, such asset-backed securities pose a risk because most issuers of such asset-backed securities permit the servicers to retain possession of the underlying obligations. Because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the asset-backed securities potentially will not have a proper security interest in all of the obligations backing such asset-backed securities. Therefore, there is a possibility that recoveries on repossessed collateral will not, in some cases, be available to support payments on these securities. As the foregoing shows, an underlying risk of investing in asset-backed securities is the dependence on debtors to timely pay their consumer loans.

The Fund’s investment strategies with respect to certain types of investments may be based, in part, upon the premise that certain investments (either held directly or through an asset backed security) that are otherwise performing may from time to time be available for purchase by the Fund at “undervalued” prices. Purchasing interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. No assurance can be given that investments can be acquired at favorable prices or that the market for such interests will continue to improve since this depends, in part, upon events and factors outside the control of the Adviser.

Structural, Legal, and Operational Risks for Asset-Backed Securities. The investment characteristics of asset-backed securities differ from traditional debt securities. Holders of asset-backed securities bear various other risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks and legal risks. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal can generally be prepaid at any time because the underlying loans or other assets generally can be prepaid at any time.

The value of asset-backed securities, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. The price paid by the Fund for such securities, the yield the Fund expects to receive from such securities and the average life of such securities are based on a number of unpredictable factors, including the anticipated rate of prepayment of the underlying assets, and are therefore subject to the risk that the asset-backed security will lose value. Asset-backed securities are also subject to the general risks associated with investing in physical assets such as real estate; that is, they could lose value if the value of the underlying asset declines. Interest rate risk arises for the issuer from (a) the pricing terms on the underlying collateral, (b) the terms of the interest rate paid to holders of the asset-backed securities and (c) the need to mark to market the excess servicing or spread account proceeds carried on the issuing vehicle’s balance sheet. For the holder of the security, interest rate risk depends on the expected life of the asset-backed securities, which can depend on prepayments on the underlying assets or the occurrence of wind-down or termination events. If the servicer becomes subject to financial difficulty or otherwise ceases to be able to carry out its functions, it could be difficult to find other acceptable substitute servicers and cash flow disruptions or losses can occur, particularly with underlying collateral comprised of non-standard receivables or receivables originated by private retailers who collect many of the payments at their stores.

Credit risk arises from (i) losses due to defaults by obligors under the underlying collateral and (ii) the issuing vehicle’s or servicer’s failure to perform their respective obligations under the transaction documents governing the asset-backed securities. These two risks can be related, as, for example, in the case of a servicer that does not provide adequate credit-review scrutiny to the underlying collateral, leading to a higher incidence of defaults.

Market risk arises from the cash flow characteristics of the asset-backed securities, which for most asset-backed securities tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of wind-down or acceleration features designed to protect the investor in the event that credit losses in the portfolio rise well above expected levels.

Structural and legal risks include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or affiliates), a court having jurisdiction over the proceeding could determine that, because of the degree to which cash flows on the assets of the issuing vehicle potentially have been commingled with cash flows on the originator’s other assets (or similar reasons), (a) the assets of the issuing vehicle could be treated as never having been truly sold by the originator to the issuing vehicle and could be substantively consolidated with those of the originator, or (b) the transfer of such assets to the issuer could be voided as a fraudulent transfer. The time and expense related to a challenge of such a determination also could result in losses and/or delayed cash flows.

In addition, investments in subordinated asset-backed securities involve greater credit risk of default than the senior classes of the issue or series. Default risks can be further pronounced in the case of asset-backed securities secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying assets, which may include loans, leases, receivables, or other financial or tangible assets. The concentration or limited diversity of such underlying asset classes can increase the potential impact of defaults or other adverse events affecting one or more assets within the pool, thereby heightening the overall risk profile of the securities. Certain subordinated securities in an asset-backed security issue generally absorb all losses from default before any other class of securities in such issue is at risk, particularly if such securities have been issued with little or no credit enhancement equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.

In the case of asset-backed securities structured using special purpose securitization vehicles, securitized assets are typically actively managed by an investment manager, which may be the Adviser or its affiliates, and as a result, such assets will be traded, subject to rating agency and other constraints, by such investment manager. The aggregate return on these equity securities will depend in part upon the ability of each such investment manager to actively manage the related portfolio of assets.

Collateralized Loan Obligations Risk. In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches.

In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. Accordingly, the Fund may be exposed to the risks of investments in CLOs, which may be substantial. Such risks include, without limitation, (i) risks associated with the deterioration of the performance of the collateral obligations underlying the relevant CLOs, including risks relating to defaults of the CLO collateral and inability to recover such collateral, (ii) risks relating to the withdrawal of CLO senior tranches (including the negative impact such withdrawals may have on the holders of a CLO’s equity and mezzanine debt), (iii) risks relating to the price volatility of CLO collateral and a CLO’s securities (particularly its equity), (iv) risks relating to the principal payments payable on a CLO’s equity, (v) risks relating to complying with regulations applicable to CLOs and their managers (including risk retention regulations applicable under the laws of certain jurisdictions), (vi) interest rate risk, (vii) risks relating to investing in a “warehousing facility” established in respect of a CLO, (viii) general risks of investing in loans and debt securities, including below investment-grade investments and high-yield securities and (ix) tax implications of investing in CLOs.

Whole Loan Securitizations Risk. The Fund may invest in portfolios of cash-flowing assets or receivables or securitize one or more loans. Securitizing such loan or loans typically involves the creation of a wholly owned entity, the contribution of such loan or pool of loans to the entity and the issuance by the entity of securities or tranched loans to purchasers who would be expected to be willing to accept a substantially lower interest rate than the loans earn. The Fund may retain all or a portion of the equity in any such securitized loan or pool of loans and its retained equity would be exposed to any losses on such loans before any of the debt securities would be exposed to such losses. The Adviser and its affiliates will often be in a position to determine whether assets should be placed into a whole loan securitization or whether the Fund and other clients should acquire such loans or other instruments directly, which can also create the potential for conflicts of interest as the Adviser and its affiliates manage other clients with investment guidelines that do not permit such other clients to invest in whole loan securitizations. There can be no assurance that the Adviser will determine to seek to securitize assets in a manner that ensures that the Fund will be eligible to participate (or that such securitization will occur successfully) and the Adviser is permitted to make different determinations in good faith whether to seek to securitize certain assets which determination may differ from determinations to not securitize similar assets.

Real Estate Investments Risk. The Fund may invest a portion of its assets in securities and credit instruments of companies in the real estate industry, which has historically experienced substantial price volatility. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in this industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

The Fund’s investments in mortgage loans secured by real estate (including residential and commercial mortgage loans, non-agency mortgage loans and second-lien mortgage loans) will be subject to risks of delinquency, loss, taking title to collateral and bankruptcy of the borrower. The ability of a borrower to repay a loan secured by real estate is typically dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced or is not increased, depending on the borrower’s business plan, the borrower’s ability to repay the loan may be impaired. If a borrower defaults or declares bankruptcy and the underlying asset value is less than the loan amount, the Fund will suffer a loss.

In this manner, real estate values could impact the value of the Fund’s mortgage loan investments. Therefore, the Fund’s investments in mortgage loans will be subject to the risks typically associated with real estate. The Fund may invest in commercial real estate loans, which are secured by commercial property and are subject to risks of loss that may be greater than similar risks associated with loans made on the security of single-family residential property.

Legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures or providing forbearance relief to borrowers of residential mortgage loans may adversely affect the value of certain mortgage loan investments. Legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted mortgage loan. While the nature or extent of limitations on foreclosure or exercise of other remedies that may be enacted cannot be predicted, any such governmental actions that interfere with the foreclosure process or are designed to protect customers could increase the costs of such foreclosures or exercise of other remedies in respect of mortgage loans, delay the timing or reduce the amount of recoveries on defaulted mortgage loans held by the Fund, and consequently, could adversely impact the yields and distributions the Fund may receive in respect of its ownership of mortgage loans.

Real Assets Risk. The Fund may also invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure, digital infrastructure, datacenters, railcar, and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) changes in environmental, governmental and other regulations; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) surplus capacity and depletion concerns; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

Risks Related to Net Leases. The Fund may invest in commercial properties, subject to net leases. Typically, net leases require the tenants to pay substantially all of the operating costs associated with the properties. As a result, the value of, and income from, investments in commercial properties subject to net leases will depend, in part, upon the ability of the applicable tenant to meet its obligations to maintain the property under the terms of the net lease. If a tenant fails or becomes unable to so maintain a property, we will be subject to all risks associated with owning the underlying real estate. In addition, we may have limited oversight into the operations or the managers of these properties, subject to the terms of the net leases.

Certain commercial properties subject to net leases in which we invest may be occupied by a single tenant and, therefore, the success of such investments is largely dependent on the financial stability of each such tenant. A default of any such tenant on its lease payments to us would cause us to lose the revenue from the property and cause us to have to find an alternative source of revenue to meet any mortgage payment and prevent a foreclosure if the property is subject to a mortgage. In the event of a default, we may experience delays in enforcing our rights as landlord and may incur substantial costs in protecting our investment and re-letting our property. If a lease is terminated, we may also incur significant losses to make the leased premises ready for another tenant and experience difficulty or a significant delay in re-leasing such property.

In addition, net leases typically have longer lease terms and, thus, there is an increased risk that contractual rental increases in future years will fail to result in fair market rental rates during those years.

Mortgage-Backed Securities Risk. The Fund may from time to time to invest in pools or tranches of mortgage-backed securities (including CMBS and residential mortgage-backed securities (“RMBS”)). The collateral underlying mortgage-backed securities generally consists of commercial mortgages or real property that has a residential, multifamily or commercial use, such as retail space, office buildings, warehouse property and hotels, and may include assets or properties owned directly or indirectly by one or more other clients.

Commercial Mortgage-Backed Securities Risk. The Fund’s portfolio may include CMBS, which are securities backed by obligations (including certificates of participation in obligations) that are principally secured by interests in real property having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. CMBS have been issued in public and private transactions by a variety of public and private issuers using a variety of structures, including senior and subordinated classes. Commercial mortgage loans generally lack standardized terms, tend to have shorter maturities than residential mortgage loans and may provide for the repayment of all or substantially all of the principal only at maturity. All of these factors increase the risk involved with commercial real estate lending. Commercial properties tend to be unique and are more difficult to value than one-to-four family residential properties. Commercial lending is generally viewed as exposing a lender to a greater risk of loss than residential one-to-four family lending since it typically involves larger loans to a single borrower than residential one-to-four family lending.

Commercial mortgage lenders typically look to the debt service coverage ratio of a loan secured by income-producing property as an important measure of the risk of default on a loan. Commercial property values and net operating income are subject to volatility, and net operating income may be sufficient or insufficient to cover debt service on the related mortgage loan at any given time. The repayment of loans secured by income-producing properties is typically dependent upon the successful operation of the related real estate project as well as upon the liquidation value of the underlying real estate. The value of commercial real estate is also subject to a number of laws and regulations, such as regulations and laws regarding environmental clean-up and limitations on remedies imposed by bankruptcy laws and state laws regarding foreclosures and rights of redemption.

Most commercial mortgage loans underlying mortgage-backed securities are effectively non-recourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related mortgage-backed securities are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of mortgage-backed securities may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property. Foreclosure can be costly and delayed by litigation and/or bankruptcy. Factors such as the property’s location, the legal status of title to the property, its physical condition and financial performance, environmental risks, and governmental disclosure requirements with respect to the condition of the property may make a third-party unwilling to purchase the property at a foreclosure sale or to pay a price sufficient to satisfy the obligations with respect to the related mortgage-backed securities. Revenues from the assets underlying such mortgage-backed securities may be retained by the borrower and the return on investment may be used to make payments to others, maintain insurance coverage, pay taxes or pay maintenance costs. Such diverted revenue is generally not recoverable without a court-appointed receiver to control collateral cash flow.

CMBS may pay fixed or floating rates of interest. Fixed-rate CMBS, like all fixed income securities, generally decline in value as rates rise. Moreover, although generally the value of fixed income securities increases during periods of falling interest rates, the inverse relationship may not be as marked in the case of CMBS due to the increased likelihood of prepayments during periods of falling interest rates. This effect is mitigated to some degree for mortgage loans providing for a period during which no prepayments may be made.

Certain CMBS lack regular amortization of principal, resulting in a single “balloon” payment due at maturity. If the underlying mortgage borrower experiences business problems, or other factors limit refinancing alternatives, such balloon payment mortgages are likely to experience payment delays or even default.

Residential Mortgage-Backed Securities Risk. The Fund’s portfolio may include RMBS. Holders of RMBS bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by one to four family residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans may be securitized by government agencies and the securities issued are guaranteed. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the geographic area where the mortgaged property is located, the terms of the mortgage loan, the borrower’s “equity” in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan may be a lengthy and difficult process and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited.

Further, each underlying residential mortgage loan in an issue of RMBS may have a balloon payment due on its maturity date. Balloon residential mortgage loans involve a greater risk to a lender than self-amortizing loans, because the ability of a borrower to pay such amount will normally depend on its ability to obtain refinancing of the related mortgage loan or sell the related mortgaged property at a price sufficient to permit the borrower to make the balloon payment, which will depend on a number of factors prevailing at the time such refinancing or sale is required, including the strength of the residential real estate markets, tax laws, the financial situation and operating history of the underlying property, interest rates, conditions in credit markets and general economic conditions. If the borrower is unable to make such balloon payment, the related issue of RMBS may experience losses.

Certain mortgage loans may be of sub-prime credit quality. Originators of loans make sub-prime mortgage loans to borrowers that typically have limited access to traditional mortgage financing for a variety of reasons, including impaired or limited past credit history, lower credit scores, high loan-to-value ratios or high debt-to-income ratios. As a result of these factors, delinquencies and liquidation proceedings are more likely with sub-prime mortgage loans than with mortgage loans that satisfy customary credit standards. Another factor that may result in higher delinquency rates is the increase in monthly payments on adjustable-rate mortgage loans.

From time to time, the residential mortgage market in the U.S. has experienced a variety of difficulties and changed economic conditions. Such difficulties and conditions, if they occur, may adversely affect the performance and market value of RMBS and collateralized-debt obligation securities backed by RMBS, including through causing delinquencies and losses with respect to residential mortgage loans to occur and/or increase and/or causing housing prices and appraisal values in many states to decline or stop appreciating. Any such decline or extended flattening of those values may result in increases in delinquencies and losses on RMBS generally.

Collateralized Mortgage Obligations Risk. There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are a more complex form of RMBS, as they are structured into multiple tranches, each with different levels of risk and payment priorities, allowing investors to select securities that best match their risk tolerance and investment objectives. CMOs issued by private entities are not obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss. In addition, the average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994 and 2008, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demands imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone.

Stripped Mortgage Securities Risk. Stripped mortgage securities are mortgage-backed securities that have been separated into two components—interest-only (IO) and principal-only (PO) strips—allowing investors to purchase either the right to receive only the interest payments or only the principal repayments from the underlying pool of mortgages. These investments are highly sensitive to changes in interest and prepayment rates and tend to be less liquid than other CMOs.

Inverse Floaters Risk. Inverse floaters are a class of CMOs with a coupon rate that resets in the opposite direction from the market rate of interest to which it is indexed. Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate of an inverse floater. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market prices.

Credit and Market Risk. Investments in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like other bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from such securities but are reflected in the Fund’s net asset value. The liquidity of mortgage-backed securities varies by type of security; at certain times the Fund may encounter difficulty in disposing of investments. Other factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgagor carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool.

Prepayment and Redemption Risk. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, the borrowers can, and typically do, pay them off sooner. In such an event, the mortgage-backed security which represents an interest in such underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to Shareholders. The increased likelihood of prepayments when interest rates decline also limits market price appreciation of mortgage-backed securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Adjustable Rate Mortgages Risk. Adjustable rate mortgages (“ARMs”) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the minimum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then outstanding principal balance of the ARM.

Mortgage Dollar Rolls Risk. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Mortgage dollar rolls are speculative techniques involving leverage, and are considered borrowings by the Fund. Under the requirements of the 1940 Act, the Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Receivables Financing Risk. The Fund may invest in alternative lending-related securities with exposure to receivables or invoice financing, including loans or advances made to businesses, secured by invoice receivables, originated by specialty finance managers, marketplace lending platforms or other originators. The Fund will be reliant on the originator’s ability to source suitable deals, detect fraud, assess the credit worthiness of both the borrower and the obligor on the invoice, manage operational and financial risk and, in the event of default, pursue and collect collateral. In the event of default, the Fund incurs the risk that it may only rank as an unsecured creditor. The obligor on the invoice may dispute any aspect of its obligation and delay, reduce or withhold payments, which may affect the value of the collateral.

In making such investments, the Fund is dependent upon the originators’ ability to monitor and curtail fraud, including factoring fraud, which involves the falsification of invoice documents. False invoices can easily be created online to appear as if they have been issued by legitimate debtors or as if the invoiced amounts are higher than they actually are. Platforms that originate trade receivables financing loans to corporations usually conduct due diligence but do not always conduct on-site visits to verify that the business exists and is in good standing. For this reason, the risk of fraud may be greater with corporate trade receivables. Typically, an originator will seek to validate that the debtor has received the goods or services for which it has been invoiced and is willing to pay the creditor before making the receivables available for investment, although this may not always be the case. There can be no assurance, however, that the debtor will not subsequently dispute the quality or price of the goods or services and withhold payments. Fraud, delays or write-offs associated with such disputes could directly impact the profitability of the Fund’s investments in alternative lending-related securities with exposure to trade receivables. In the event of insolvency of any debtor owing funds on a receivable that the Fund has purchased directly or indirectly, the Fund may only rank as an unsecured creditor. In the case of receivables transferred with recourse, when a debtor defaults on its obligations to the purchaser of the receivable (such as the Fund, directly or indirectly), the seller of the receivable will become obligated to fulfill any remaining invoice amounts owed to the purchaser. In the case of receivables transferred without recourse, the Fund or other direct owner of the receivable will have no such “back-up” obligor in the event of a debtor default. In either scenario, there is a risk that the party with the payment obligation will fail to make payments timely or at all.

Such investments may include credit card receivables, which are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due.

Royalties Risk. The Fund may invest in royalties, either directly purchasing the asset generating royalties or providing loans secured by royalties. Investments in royalties incorporate a number of general market risks along with risks specific to various underlying royalty strategies, such as oil & gas, music/entertainment and healthcare, among others. Included in those risks could be volatility in commodities, regulatory changes, delays in government approvals, patent defense and enforcement, product liabilities, product pricing and the dependence on third parties to market or distribute the product. The market performance of the target products, therefore, may be diminished by any number of factors that are beyond the Fund’s control.

Direct Acquisitions of Existing Royalties Risk. Investing in existing royalties exposes the Fund to several risks, including the potential for overvaluing royalty streams based on inaccurate forecasts or market changes that could affect the underlying assets’ revenue generation. Legal and regulatory shifts may alter the enforceability of royalty agreements, and the Fund’s returns could be jeopardized if the royalty grantors face financial instability or operational failures. Participation in consortiums for acquisitions introduces risks such as misalignment of interests and decision-making complexities. Furthermore, market volatility can impact asset demand and royalty value, while the unique nature of royalty assets may pose liquidity challenges, limiting the Fund’s ability to quickly divest holdings. The culmination of these factors may result in reduced returns or capital loss.

Acquisition of Equity in Existing Royalty Companies Risk. Investing in equity of existing royalty companies exposes the Fund to inherent risks associated with equity ownership. Additionally, the Fund assumes company-specific operational risks, which encompass potential challenges related to the royalty company’s operational efficiency, competitive position, and overall financial health. The Fund’s investments are also subject to the quality of the relevant target royalty company’s management and their strategic decisions, which can impact the company’s profitability and the Fund’s returns. Such exposure to the managerial decisions and performance of the royalty company means that the success of such investments by the Fund will be affected by the royalty company’s governance and strategic direction.

Acquisition of Existing Debt Instruments Backed by Royalties or Intellectual Property and Lending Against Royalties Risk. To the extent the Fund acquires debt instruments secured by royalties or intellectual property, it is subject to several credit-related risks. The creditworthiness of the issuer is a primary concern, which may occur if the royalty income fails to meet the borrower’s debt obligations. As any deterioration in the issuer’s financial health can impact their ability to meet payment obligations, raising the risk of default. Fluctuations in interest rates can affect both the market value of the debt instruments and the cost of borrowing, potentially leading to changes in the Fund’s returns. Moreover, there is the risk that the underlying royalties or intellectual property may fail to produce the anticipated income, whether due to legal challenges, market conditions, or operational issues with the royalty-generating assets. If a loan’s seniority is subordinate to other creditors, the Fund may face difficulties in realizing its security interests in the event of a borrower’s insolvency. The enforceability of security interests is also a key risk, as legal complexities or inadequate collateral documentation can hinder the Fund’s ability to claim its rights to the royalty streams or underlying assets. This could compromise the issuer’s capacity to service the debt and, consequently, affect the Fund’s income stream from these investments.

Royalty Financing via New Royalty Agreements or Through Prepayment Agreements Risk. To the extent the Fund engages in royalty financing, whether through new royalty agreements or prepayment agreements, it will expose the Fund to several potential risks. In the case of new royalty agreements, risks include miscalculations in royalty valuation due to erroneous assumptions about future revenue streams, market dynamics, or operational success of the underlying asset. Misaligned royalty rates with future market conditions can lead to significant profitability issues, affecting the Fund’s return on investment. Similarly, there is a performance risk where the asset may fail to meet financial or operational expectations, resulting in lower-than-anticipated royalty income. For prepayment agreements, the Fund faces risks related to dependency on the future performance of the royalty-generating asset. By providing an upfront payment in exchange for future royalty streams, the Fund risks the asset underperforming or failing due to operational challenges, market downturns, or unforeseen circumstances. Such underperformance can lead to insufficient royalty payments, jeopardizing the Fund’s ability to recover its initial outlay and potentially resulting in lower returns on investment or financial losses.

Equipment Leasing Risk. The Fund may invest in debt instruments or other securities that are backed by equipment leases and sale leaseback loans, which may expose the Fund to considerable risk. These investments are subject to a variety of risks associated with the underlying leases and the performance of the lessees. In cases of a non-performing lessee, there are considerable costs associated with terminating leases and retrieving hard assets that can disrupt and reduce cash flow. In the event of a lessee’s bankruptcy, the process of terminating the lease and recovering the equipment may be further complicated and delayed by bankruptcy proceedings, increasing the risk of loss. Additionally, the value of repossessed equipment may be adversely affected by market conditions, technological obsolescence, or physical deterioration, making it difficult to re-lease or sell the equipment at a favorable price. Equipment leasing can involve significant costs and delays, which may disrupt or reduce the cash flows available to service the debt instrument or security.

In a loan against equipment transaction, also known as a sale leaseback, equipment is sold on paper by the seller and leased back. The seller obtains working capital and keeps the equipment on the seller’s property. As with equipment leasing, there are considerable costs associated with terminating such loans and retrieving hard assets in the event that a borrower fails to make timely payments on the loan. Further, the value of the subject equipment will decline over time as a result of use by the borrower, reducing the value of the collateral backing the loan and increasing the risk that the Fund will not recover the full value of its investment in the event of borrower default.

Aircraft Industry Risk. The Fund may invest in debt instruments or other securities that are backed by aircraft and aircraft equipment, which subject the Fund to risks related to the aircraft industry. Investments in securitizations and other financial instruments backed by aircraft and aircraft equipment are subject to a number of risks relating to the aircraft industry including reduced leasing of aircraft and related equipment by commercial airlines and the commercial aircraft industry generally, reduction in demand for any one aircraft or type of aircraft, the maintenance and operating history of the specific aircraft or components that back such securities, maintenance or performance issues with the model and type of aircraft that back such securities, and regulatory risk relating to the aircraft industry. Adverse developments with respect to any of the foregoing may adversely affect the value of securities collateralized or otherwise backed by aircraft or aircraft equipment. In addition, the bankruptcy of the lessors or lessees of the aircraft or aircraft equipment that back such securities may complicate financial recoveries in connection with such securities and therefore have a negative impact on their value. Market events such as economic declines and recessions, geopolitical conflicts and the occurrence or threat of pandemics, terrorism or war may also have an adverse effect on the aircraft industry generally and securities related to the same, especially when such market events cause declines in travel, increases in costs or future uncertainty for airlines, aircraft or the commercial aircraft industry generally. There can be no assurance that future events will not have a negative impact on the aircraft industry or securities collateralized or otherwise backed by aircraft or aircraft equipment.

Transportation Finance Risk. The Fund may invest in transportation finance-related instruments. The transportation finance sector is cyclical in nature and will likely be dependent upon continued economic growth in the world’s economies. Economic recessions, terrorism, pandemics, the price of fuel, and newer, more efficient vehicles are all risks to these types of investments. Further, funds operating in these sectors will often have greater portfolio concentration.

Infrastructure Debt Risk. The Fund may invest its assets in debt securities issued by companies in the infrastructure industry or assets collateralized by such debt. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown including surplus capacity, government budgetary constraints and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and also may be affected by governmental regulation of rates charged to customers, service interruptions and/or legal challenges due to environmental, operational or other issues and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that publicly-funded infrastructure projects may be subject to the effects of public corruption resulting in delays and cost overruns. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment toward infrastructure and terrorist acts. Infrastructure securities may also be highly illiquid investments.

Venture Lending Risk. Investing in venture capital-backed companies involves a number of significant risks. Typically, the debt in which the Fund will invest is not initially rated by any rating agency; however, we believe that if such investments were rated, they would be below investment grade. Compared to larger publicly owned companies, these venture capital-backed companies may be in a weaker financial position and experience wider variations in their operating results, which may make them more vulnerable to economic downturns. Typically, these companies need more capital to compete; however, their access to capital is limited and their cost of capital is often higher than that of their competitors. Venture capital-backed companies face intense competition from larger companies with greater financial, technical and marketing resources and their success typically depends on the managerial talents and efforts of an individual or a small group of persons. Therefore, the loss of any of its key employees could affect a venture capital-backed company’s ability to compete effectively and harm its financial condition. Further, some of these companies conduct business in regulated industries that are susceptible to regulatory changes. These factors could impair the cash flow of venture capital-backed companies and result in other events, such as bankruptcy. These events could limit a venture capital-backed company’s ability to repay its obligations to the Fund, which may have an adverse effect on the return on, or the recovery of, the Fund’s investment in these businesses. Deterioration in a borrower’s financial condition and prospects may be accompanied by deterioration in the value of the loan’s collateral.

Some of these companies cannot obtain financing from public capital markets or from traditional credit sources, such as commercial banks. Accordingly, loans made to these types of companies pose a higher default risk than loans made to companies that have access to traditional credit sources.

Joint Ventures Risk. From time to time, the Fund may hold a portion of our investments through partnerships, joint ventures, securitization vehicles or other entities with third-party investors (collectively, “joint ventures”). Joint venture investments involve various risks, including risks similar to those associated with a direct investment in a portfolio company, the risk that we will not be able to implement investment decisions or exit strategies because of limitations on our control under applicable agreements with joint venture partners, the risk that a joint venture partner may become bankrupt or may at any time have economic or business interests or goals that are inconsistent with those of the Fund, the risk that a joint venture partner may be in a position to take action contrary to the Fund’s objectives, the risk of liability based upon the actions of a joint venture partner and the risk of disputes or litigation with such partner and the inability to enforce fully all rights (or the incurrence of additional risk in connection with enforcement of rights) one partner may have against the other, including in connection with foreclosure on partner loans, because of risks arising under state law. Our ability to exercise control or significant influence over management in these cooperative efforts will depend upon the nature of the joint venture arrangement, and certain joint venture arrangements may pose risks of impasse if no single party controls the joint venture, including the risk that we will not be able to implement investment decisions or exit strategies because of limitations on our control under applicable agreements with joint venture partners. In addition, we may, in certain cases, be liable for actions of our joint venture partners. The joint ventures in which we participate may sometimes be allocated investment opportunities that might have otherwise gone entirely to the Fund, which may reduce our return on equity. Additionally, our joint venture investments may be held on an unconsolidated basis and at times may be highly leveraged. Such leverage would not count toward the investment limits imposed on us by the 1940 Act. If an investment in an unconsolidated joint venture were to be consolidated for any reason, the leverage of such joint venture could impact our ability to maintain the minimum coverage ratio of total assets to total borrowings and other senior securities required under the 1940 Act, which have an effect on our operations and investment activities. See “Leverage Risk.”

Subsidiaries Risk. The Fund may in the future invest in entities (1) that will be primarily controlled by the Fund; and (2) that primarily engage in investment activities in securities or other assets (each such entity, a “Subsidiary”). A Subsidiary is “primarily controlled” by a fund when (a) the registered fund controls the unregistered entity within the meaning of Section 2(a)(9) of the 1940 Act; and (b) the registered fund’s control of the unregistered entity is greater than that of any other person. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole member or shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund.

The Fund does not expect that any Subsidiary will be required to register as an investment company under the 1940 Act. The Fund expects that any investment advice provided by an investment adviser to a Subsidiary of the Fund would be provided by the Fund’s investment adviser and the Board will consider any investment advisory services provided to a Subsidiary of the Fund in connection with the Board’s annual consideration of the Fund’s investment advisory agreement. Any investment advisory agreement for a Subsidiary will comply with Section 15 of the 1940 Act, including that (i) such investment advisory agreement will be approved by the Board and (ii) such investment advisory agreement between the Subsidiary and its investment adviser will be filed as an exhibit to the Registration Statement.

The Fund will comply with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with any Subsidiary. Any Subsidiary also would comply with Section 17 of the 1940 Act relating to affiliated transactions and custody. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies.

By investing in a Subsidiary, the Fund would be indirectly exposed to the principal investment strategies and principal risks associated with the Subsidiary’s investments. The investments held by a Subsidiary would be subject to the same risks that would apply to similar investments if held directly by the Fund. Therefore, the Fund would be subject to the same principal risks to which the Subsidiary is subject.

Bridge Financings Risk. From time to time, the Fund may lend to portfolio companies on a short-term, unsecured basis or otherwise invest on an interim basis in portfolio companies in anticipation of a future issuance of equity or long-term debt securities or other refinancing or syndication. Such bridge loans would typically be convertible into a more permanent, long-term security; however, for reasons not always in the Fund’s control, such long-term securities issuance or other refinancing or syndication may not occur and such bridge loans and interim investments may remain outstanding. In such event, the interest rate on such loans or the terms of such interim investments may not adequately reflect the risk associated with the position taken by the Fund.

Liquid Credit Risk. Investments in liquid credit instruments are subject to a variety of risks that could cause the Fund to lose money or experience diminished returns, notwithstanding the relative marketability of those instruments. Although the Adviser may invest in liquid credit instruments that trade in active markets, periods of market dislocation, adverse credit events, rising interest rates, or other stresses can impair the ability to buy and sell such securities quickly, at stated valuations, or without materially affecting prevailing prices. Consequently, the Fund could be forced to buy or sell positions at inopportune times or at significantly elevated (or discounted) prices.

Corporate Bonds Risk. Corporate bonds are debt obligations issued by corporations and other business entities. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating or may be zero-coupon bonds. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Depending on the nature of the seniority provisions, a senior corporate bond may be junior to other credit securities of the issuer. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.

High Yield Debt Risk. The Fund may invest in debt securities that may be classified as “higher-yielding” (and, therefore, higher-risk) debt securities (also known as “junk bonds”). In most cases, such debt will be rated below “investment grade” or will be unrated and will face both ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. The market for high yield securities (junk bonds) has experienced periods of volatility and reduced liquidity. High yield securities (junk bonds) may or may not be subordinated to certain other outstanding securities and obligations of the issuer, which may be secured by all or substantially all of the issuer’s assets. High yield securities (junk bonds) may also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these debt securities may reflect individual corporate developments. General economic recession or a major decline in the demand for products and services in the industry in which the borrower operates would likely have a materially adverse impact on the value of such securities or could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these high yield debt securities (junk bonds).

Inflation-Linked Debt Securities Risk. Inflation-linked debt securities are structured to provide protection against inflation. The value of the principal or the interest income paid on an inflation-linked debt security is adjusted to track changes in an official inflation measure. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed debt securities. For securities that do not provide a similar guarantee, the adjusted principal value of the securities repaid at maturity may be less than the original principal value. The value of inflation-linked debt securities is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. In general, the price of an inflation-linked debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-linked debt securities will vary as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, the Fund may have no income at all from such investments. The principal value of an investment in the Fund is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-linked debt securities.

Equity Investments Risk. The Fund may make select equity investments. In addition, in connection with the Fund’s debt investments, the Fund may on occasion receive equity interests such as warrants or options as additional consideration. The equity interests we receive may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences.

Warrants Risk. The Fund may receive or purchase warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.

Preferred Stock Risk. Preferred stock generally has a preference as to dividends and upon the event of liquidation over an issuer’s common stock, but it ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate, but unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock may also be subject to optional or mandatory redemption provisions.

Convertible Securities Risk. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security generally entitles its holder to receive interest or a dividend until the convertible security matures or is redeemed or converted. Convertible securities generally: (i) have higher yields than the dividends on the underlying common stocks, but lower yields than non-convertible securities of a comparable duration; (ii) are less volatile in price than the underlying common stock due to their fixed-income characteristics; (iii) have a significant option component to their value which is directly impacted by the prevailing market volatility and interest rates; and (iv) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion feature) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase) as well as market volatility (with the conversion value increasing as market volatility increases). The credit standing of the issuer and other factors may also have an effect on investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent that the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Generally, the amount of the premium decreases (as with an option) as the convertible security approaches maturity.

A convertible security may be subject to redemption at the option of the issuer. If a convertible security held by the Fund is called for redemption, the Fund will be required either to permit the issuer to redeem the security or convert it into the underlying common stock. Either of these actions could have an adverse effect on the value of the position.

U.S. Government Debt Securities Risk. U.S. government debt securities generally do not involve the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. government debt securities are generally lower than the yields available from other securities. Like other debt securities, however, the values of U.S. government debt securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund’s NAV. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited. In the absence of a suitable secondary market, such participations are generally considered illiquid. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the U.S. and could impact the liquidity of the U.S. Government securities markets and ultimately the Fund.

Structured Products Risk. The Fund may invest in structured products, including structured notes, credit-linked notes and other types of structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) are generally influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by the Fund. Structured products are generally subject to market risk, credit risk, liquidity risk, leverage risk, valuation risk and operational risks.

Investments in Middle-Market Companies Risk. Investments in middle market companies, while often presenting greater opportunities for growth, may also entail larger risks than are customarily associated with investments in large companies. Middle-market companies may have more limited product lines, capitalization, markets and financial resources, and may be dependent on a smaller management group. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Furthermore, there is ordinarily a more limited marketplace for the sale of interests in smaller companies, which may make realizations of gains more difficult, by requiring sales to other investors. In addition, the relative illiquidity of investments held by closed-end funds generally, and the somewhat greater illiquidity of closed-end fund investments in middle market companies, could make it difficult for the Fund to react quickly to negative economic or political developments.

Investments in Less Established Companies Risk. The Fund may invest a portion of its assets in the securities of less established companies. Certain of the investments may be in businesses with little or no operating history. Investments in such early-stage growth companies may involve greater risks than are generally associated with investments in more established companies. To the extent there is any public market for the securities held by the Fund, such securities may be subject to more abrupt and erratic market price movements than those of larger, more established companies. Less established companies tend to have lower capitalizations and fewer resources and are, therefore, often more vulnerable to financial failure. Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments. In addition, less mature companies could be deemed to be more susceptible to irregular accounting or other fraudulent practices.

In the event of fraud by any company in which the Fund invests, the Fund may suffer a partial or total loss of capital invested in that company.

The Fund may invest in issuers that: (i) have little or no operating history, (ii) offer services or products that are not yet ready to be marketed, (iii) are operating at a loss or have significant fluctuations in operating results, (iv) are engaged in a rapidly changing business or (v) need substantial additional capital to set up internal infrastructure, hire management and personnel, support expansion or achieve or maintain a competitive position. Such issuers may face intense competition, including competition from companies with greater financial resources, more extensive capabilities and a larger number of qualified managerial and technical personnel.

Liquidity of Investments Risk. The Fund is required to maintain a minimum level of liquid assets in its portfolio to ensure it can meet its interval repurchase obligations. This liquidity requirement is designed to help the Fund satisfy shareholder requests for repurchases in accordance with the Fund’s stated repurchase schedule, even during periods of market stress or reduced trading activity. The Fund may invest in securities of any market capitalization and may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. In addition, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. If for any reason the Fund is required to liquidate all or a portion of a portfolio quickly, such portfolio may realize significantly less than the fair value at which it previously recorded these investments. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over the counter markets. Illiquid securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale. The market prices, if any, for such illiquid investments tend to be volatile and may not be readily ascertainable and the Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Because of valuation uncertainty, the fair values of such illiquid investments reflected in the NAV of the Fund attributable to such investments may not necessarily reflect the prices that would actually be obtained by the Fund when such investments are realized. If the realization occurs at a price that is significantly lower than the NAV attributable to such investment, the Fund will suffer a loss. Moreover, securities in which the Fund may invest include those that are not listed on a stock exchange or traded in an over-the-counter market. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. The size of the Fund’s position may magnify the effect of a decrease in market liquidity for such instruments. Changes in overall market leverage, deleveraging as a consequence of a decision by the counterparties with which the Fund enters into repurchase/reverse repurchase agreements to reduce the level of leverage available, or the liquidation by other market participants of the same or similar positions, may also adversely affect the Fund’s portfolio.

Investments in Underlying Investment Companies or Business Development Companies Risk. Because the Fund may invest in underlying investment companies and BDCs, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of each underlying investment company in direct proportion to the amount of Fund assets that are invested in each underlying investment company. To the extent the Fund invests in underlying investment companies that are not registered under the 1940 Act, such investment companies are not subject to the investor protections provided under the 1940 Act. The securities of the underlying investment companies or BDCs in which the Fund invests or plans to invest may be illiquid. Investment companies and BDCs may also incur leverage, subjecting the Fund to the risks of leverage and the difficulties of valuing such investment companies and BDCs. Subscriptions to purchase the securities of underlying investment companies or BDCs are typically subject to restrictions or delays. There is no regular market for interests in many underlying investment companies or BDCs or portfolio companies, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the manager of the applicable underlying investment companies or BDCs or the board of the portfolio company, and could occur at a discount to the stated NAV. If the Adviser determines to cause the Fund to sell its interest in underlying investment companies or BDCs, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time, or to accept a lower price for a quick sale.

Some funds in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

Payment-in-Kind Income Risk. The Fund may hold investments that result in payment-in-kind (“PIK”) income or PIK dividends. PIK income may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s taxable income that may require cash distributions to Shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. Similarly, all things being equal, the deferral of PIK income increases the loan-to-value ratio at a compounding rate, as unpaid interest is added to the loan balance. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.

Reinsurance-Related Securities Risk. Reinsurance occurs when insurance-related companies share risk by purchasing insurance contracts from other insurers or reinsurers, thus limiting the total claim amount the original insurer or reinsurer would be responsible for in connection with a liability. Reinsurance involves the practice of insurers or reinsurers transferring portions of risk portfolios to other parties by agreement in order to reduce the likelihood of having to pay a large obligation resulting from an insurance claim. The intent of reinsurance is, among other things, for an insurance or reinsurance company to reduce the risks associated with underwritten policies by spreading risks across alternative institutions. The party seeking reinsurance is known as the ceding party. The party that accepts a portion of the potential obligation in exchange for a share of the insurance premium is known as the reinsurer.

The Fund may invest in operating entities, including insurance-related companies and their related entities. The Fund will be subject to the risks of these entities, including the risk that the insurance-related liabilities of our insurance-related portfolio entities exceed the value of its assets and the Fund will lose all or a portion of the principal it has invested in the insurance-related portfolio entity. These risks could stem from changes in the annuities or insurance policies that are reinsured by the insurance-related portfolio company, interest rate changes or changes in the value of the assets held by the insurance-related portfolio company against its liabilities. For example if the obligations owed in respect of reinsured annuities grow at a higher rate than the insurance-related portfolio company’s assets, the insurance-related portfolio company may have poor returns, lose some or all of its capital reserves or be unable to meet its reinsurance obligations. There is no way to accurately predict material or adverse effects that may occur with respect to the insurance-related portfolio company’s assets or liabilities and because of this significant uncertainty, reinsurance-related securities carry a high degree of risk.

Securities on a When-Issued or Forward Commitment Basis Risk. The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.

Highly Volatile Markets Risk. Price movements of forwards, futures and other financial instruments in which the Fund’s assets may be invested can be highly volatile and are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene in certain markets, directly and by regulation, particularly in currencies, futures and options. Such intervention is often intended to directly influence prices and may, together with other factors, cause some or all of these markets to move rapidly in the same direction. The effect of such intervention is often heightened by a group of governments acting in concert.

Restricted Securities Risk. The Fund may invest in restricted securities. Restricted securities are less liquid than securities traded in the open market because of statutory and contractual restrictions on resale. Such securities are, therefore, unlike securities that are traded in the open market, which can be expected to be sold immediately if the market is adequate. However, the Fund could sell such securities in privately negotiated transactions with a limited number of purchasers or in public offerings under the Securities Act of 1933 (the “Securities Act”). Convertible subordinated units of master limited partnerships convert to publicly-traded common units upon the passage of time and/or satisfaction of certain financial tests. Although the means by which convertible subordinated units convert into senior common units depend on a security’s specific terms, convertible subordinated units typically are exchanged for common shares. Restricted securities are subject to statutory and contractual restrictions on their public resale, which may make it more difficult to value them, may limit the Fund’s ability to dispose of them and may lower the amount the Fund could realize upon their sale. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration in order to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

Investment Grade Credit Investments. The Fund’s assets may be invested in investments relating to investment grade debt or debt instruments determined by the Adviser to be of reasonably high credit quality. Such investments are not immune from the credit risks associated with credit instruments that are not investment grade and may subsequently become non-investment grade as a result of financial difficulties encountered by the issuers or borrowers or otherwise as a result of market conditions in the credit and interest rate markets and prevailing monetary and fiscal policies enacted by governments and monetary authorities. No assurance can be made with respect to recovery of principal or timely payment of interest, or that losses may not otherwise be incurred in respect of the Fund even to the extent invested in investment grade credit investments.

Inflation Risk. Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to Shareholders.

Private Placements Risk. In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities, and a liquid secondary market may never develop. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks.

Non-U.S. Investments Risk. The Fund may invest a portion of its portfolio outside of the U.S. Non-U.S. securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which the Fund’s non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and non-U.S. securities markets, including higher rates of inflation, higher transaction costs and potential price volatility in, and relative illiquidity of, some non-U.S. securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditors’ rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.

In addition, the Fund’s investments in the debt of issuers located in certain non-U.S. jurisdictions may be adversely affected as a result of the ownership or control of an equity stake in such issuers by the Adviser and/or its affiliates. Moreover, additional laws and regulations in non-U.S. jurisdictions in which the Fund may invest may affect the Fund’s investments in such jurisdictions in a manner that differs adversely from the results that would occur under U.S. laws and regulations applied to similar facts.

Additionally, the Fund may be less influential than other market participants in jurisdictions where it or the Adviser do not have a significant presence. The Fund may be subject to additional risks, which include possible adverse political and economic development, possible seizure or nationalization of non-U.S. deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise. Furthermore, some of the securities may be subject to brokerage taxes levied by governments, which has the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. While the Adviser intends, where deemed appropriate, to seek to manage the Fund in a manner that will minimize exposure to the foregoing risks and will take these factors into consideration in making investment decisions for the Fund, there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.

Emerging Market Investments Risk. The Fund may make investments in emerging markets. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include (i) the smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; (ii) significant price volatility; (iii) restrictions on foreign investment; and (iv) possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of the Fund.

Additional risks of emerging markets investments may include (i) greater social, economic and political uncertainty and instability; (ii) more substantial governmental involvement in the economy; (iii) less governmental supervision and regulation; (iv) the unavailability of currency hedging techniques; (v) companies that are newly organized and small; (vi) differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and (vii) less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currency Risk. The Fund may hold assets and make borrowings denominated in foreign currencies, and may acquire assets or make borrowings denominated in other foreign currencies, which exposes us to foreign currency risk. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of a currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in such currency. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies.

Change of Law Risk. Government counterparties or agencies may have the discretion to change or increase regulation of a portfolio investment’s operations or implement laws or regulations affecting the portfolio investment’s operations, separate from any contractual rights it may have. A portfolio investment also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. Governments have considerable discretion in implementing regulations and tax reform, including, for example, the possible imposition or increase of taxes on income earned by a portfolio company or gains recognized by the Fund on its investment in such portfolio company, that could impact a portfolio company’s business as well as the Fund’s return on investment with respect to such portfolio company.

Force Majeure Risk. Issuers may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an issuer or a counterparty to the Fund or an issuer) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an issuer or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more issuers or its assets, could result in a loss to the Fund, including if its investment in such issuer is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Regulatory Approvals Risk. The Fund may invest in portfolio companies believed to have obtained all material U.S. federal, state, local or non-U.S. approvals, if any, required as of the date thereof to acquire and operate their facilities. In addition, the Fund may be required to obtain the consent or approval of applicable regulatory authorities in order to acquire or hold certain ownership positions in portfolio companies. A portfolio company could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. For example, in the case of oil and gas drilling, handling and transportation, such activities are extensively regulated, and statutory and regulatory requirements may include those imposed by energy, zoning, environmental, health, safety, labor and other regulatory or political authorities. Moreover, additional regulatory approvals, including without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future due to a change in laws and regulations, a change in the companies’ customers or for other reasons. There can be no assurance that a portfolio company will be able to (i) obtain all required regulatory approvals that it does not have at the time of the Fund’s investment or that it may be required to have in the future; (ii) obtain any necessary modifications to existing regulatory approvals; or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to or from third parties or could result in fines or additional costs to a portfolio company. Regulatory changes in a jurisdiction where a portfolio investment is located may make the continued operation of the portfolio investment infeasible or economically disadvantageous and any expenditures made to date by such portfolio investment may be wholly or partially written off. The locations of the portfolio investments may also be subject to government exercise of eminent domain power or similar events. Any of these changes could significantly increase the regulatory-related compliance and other expenses incurred by the portfolio investments and could significantly reduce or entirely eliminate any potential revenues generated by one or more of the portfolio investments, which could materially and adversely affect returns to the Fund.

Industry and Sector Risk. Although the Fund does not employ an industry or sector focus, the percentage of the Fund’s assets invested in specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. The Fund may be overweight in certain industries and sectors at various times relative to its benchmark index. If the Fund invests a significant portion of its assets in a particular industry or sector, the Fund is subject to the risk that companies in the same industry or sector are likely to react similarly to legislative or regulatory changes, adverse market conditions, increased competition, or other factors generally affecting that market segment. In such cases, the Fund would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately affect certain industries and/or sectors. The industries and sectors in which the Fund may be overweighted will vary. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole, and the Fund’s investments in these industries and sectors may be disproportionately susceptible to losses even if not overweighted.

Interval Fund Structural Risks

Shares Not Listed; No Market for Shares Risk. The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

Closed-end Interval Fund; Liquidity Risk. The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Leverage Risk. The Fund may utilize leverage to seek enhanced returns, subject to prevailing market conditions and at the discretion of the Adviser. The Fund may also use leverage to the extent permitted by the 1940 Act. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors.

The Fund may incur permanent, Fund-level leverage including through, but not limited to, bridge, subscription, asset-backed facilities, financing transactions from prime brokers or custodians, short-sales and/or related to the Fund’s hedging activities. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses.

Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (for leverage obtained through debt) or 200% or more (for leverage obtained through preferred stock). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.

Under the 1940 Act, any preferred stock the Fund issues will constitute a “senior security” for purposes of the 200% asset coverage test. In addition, while any senior securities remain outstanding, the Fund will be required to make provisions to prohibit any dividend distribution to the Shareholders or the repurchase of such securities or Shares unless the Fund meets the applicable asset coverage ratios at the time of the distribution or repurchase. The Fund is also permitted to borrow amounts up to 5% of the value of the Fund’s total assets for temporary purposes without regard to asset coverage, which borrowings would not be considered senior securities, provided that any such borrowings in excess of 5% of the value of the Fund’s total assets would be subject to the asset coverage ratio requirements of the 1940 Act, even if for temporary purposes.

The Fund may elect to use borrowings, reverse repurchase agreements, the leverage potentially incurred in securities lending and short selling, together with any other senior securities representing indebtedness, by requiring asset coverage (as defined in the 1940 Act) immediately after any borrowing of 300% or more. To the extent the Fund “covers” its commitment under these transactions, such instrument will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings (or, as the case may be, the 200% asset coverage requirement applicable to preferred stock).

The Adviser expects that the Fund’s borrowings, if any, may ultimately be secured with a security interest in investments. In times of adverse market conditions, the Fund may be required to post additional collateral which could affect the Fund’s liquidity.

Leverage creates several major types of risks for Shareholders, including: (i) the likelihood of greater volatility of NAV of shares, and of the investment return to Shareholders, than a comparable portfolio without leverage; (ii) the possibility either that Share distributions will fall if the interest and other costs of leverage rise, or that distributions paid on Shares will fluctuate because such costs vary over time; (iii) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; (iv) to the extent that Fund revenues are required to meet principal payments or preferred stock dividends, Shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (v) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants. In addition, in connection with one or more credit facilities entered into by the Fund and any preferred stock issued by the Fund, distributions to Shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to foreclosure and other losses may be increased due to the illiquidity of its investments.

In addition, in the event the Fund incurs leverage in the future, the Fund may need to refinance such outstanding debt as it matures. There is a risk that the Fund may not be able to refinance such debt or that the terms of any refinancing may not be as favorable as the terms of the then-existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.

With respect to any asset-backed facility entered into by the Fund (or an affiliate thereof), a decrease in the market value of the Fund’s investments (due to market conditions, the fair valuation of the Fund’s investments or otherwise) would increase the effective amount of leverage and could result in the possibility of a violation of certain financial covenants pursuant to which the Fund must repay the borrowed funds to the lender. Liquidation of the Fund’s investments at an inopportune time in order to satisfy such financial covenants could adversely impact the performance of the Fund and could, if the value of its investments had declined significantly, cause the Fund to lose all or a substantial amount of its capital. In the event of a sudden, precipitous drop in the value of the Fund’s assets, the Fund might not be able to dispose of assets quickly enough to pay off its debt resulting in a foreclosure or other total loss of some or all of the pledged assets. Fund-level debt facilities typically include other covenants such as, but not limited to, covenants against the Fund incurring or being in default under other recourse debt, including certain Fund guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund if it is unable to cure or otherwise mitigate such breach.

Repurchase Offers Risk. As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratios. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”

Distributions and Tax Related Risks

Distribution Payment Risk. The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.

In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result of such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

Distributions Risk. The Fund intends to declare and pay distributions monthly. Any distributions the Fund makes will be at the discretion of the Board, considering factors such as the Fund’s earnings, cash flow, capital and liquidity needs and general financial condition and the requirements of Delaware law. As a result, the Fund’s distribution rates and payment frequency may vary from time to time. The Fund may not achieve investment results that will allow it to make a specified or stable level of cash distributions and its distributions may decrease over time. In addition, the Fund may be limited in its ability to make distributions.

Fund Distribution Policy Risk. There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a Shareholder’s tax basis in such Shares. When a Shareholder sells Shares, the amount, if any, by which the sales price exceeds the Shareholder’s tax basis in Shares may be treated as a gain subject to tax. Because a return of capital reduces a Shareholder’s tax basis in Shares, it generally will increase the amount of such Shareholder’s gain or decrease the amount of such Shareholder’s loss when such Shareholder sells Shares. To the extent that the amount of any return of capital distribution exceeds a Shareholder’s tax basis in Shares, such excess generally will be treated as gain from a sale or exchange of the Shares.

If the Fund elects to issue preferred stock and/or notes or other forms of indebtedness, its ability to make distributions to its Shareholders may be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the terms of the Fund’s preferred stock, notes or other indebtedness.

Tax Risk Associated with Fund Distributions. Even if a Shareholder chooses to “opt out” of the dividend reinvestment plan (“DRIP”), the Fund will have the ability to declare a large portion of a dividend in Shares instead of in cash in order to satisfy its RIC requirements. As long as a portion of this dividend is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a Shareholder generally will be subject to tax on 100% of the fair market value of the dividend on the date the dividend is received by the Shareholder in the same manner as a cash dividend, even though most of the dividend was paid in Shares.

Risks Relating to Fund’s RIC Status. The Fund intends to elect to be treated as a RIC under the Code and intends each year to qualify and be eligible to be treated as a RIC, so that it generally will not be subject to U.S. federal income tax on its net income or net short-term or long-term capital gains, that are distributed (or deemed distributed, as described below) to Shareholders. In order to qualify for such treatment, the Fund must meet certain asset diversification tests and at least 90% of its gross income for such year must consist of certain types of qualifying income. Foreign currency gains will generally be treated as qualifying income for purposes of the 90% gross income requirement. However, the U.S. Treasury Department has authority to issue regulations in the future that could treat some or all of the Fund’s foreign currency gains as non-qualifying income, thereby jeopardizing the Fund’s status as a RIC for all years to which the regulations would be applicable. Income derived from some commodity-linked derivatives is not qualifying income, and the treatment of income from some other commodity-linked derivatives is uncertain, for purposes of the 90% gross income test. If for any taxable year the Fund were to fail to meet the income or diversification tests described above, the Fund could in some cases cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets.

If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at regular corporate rates and, when such income is distributed, Shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits, and any distributions in excess of earnings and profits would be treated first as a return of capital to the extent of a Shareholder’s basis in the Shares, and then as capital gain.

RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount (“OID”) (such as debt instruments with PIK income or, in certain cases, increasing interest rates or issued with equity or warrants) for U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income (e.g., PIK income), the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. Market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash. Further, the interest rates on PIK loans may be higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax. In addition, if the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, Shareholders may receive larger capital gain distributions than it or they would in the absence of such transactions.

Instruments that are treated as having OID for U.S. federal income tax purposes may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Loans that are treated as having OID generally represent a significantly higher credit risk than coupon loans. Accruals on such instruments may create uncertainty about the source of Fund distributions to Shareholders. OID creates the risk of non-refundable cash payments to the Adviser based on accruals that may never be realized. In addition, the deferral of PIK income increases the loan-to-value ratio at a compounding rate, as unpaid interest is added to the loan balance.

Uncertain Tax Treatment Risk. The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or excise tax.

Other Risks Relating to the Fund

No Operating History Risk. The Fund is a new company with no operating history, and as a result, the Fund has minimal financial information on which investors can evaluate an investment in the Fund or prior performance. Investors must rely on the Adviser to implement the Fund’s investment policies, to evaluate all of the Fund’s investment opportunities and to structure the terms of the Fund’s investments rather than evaluating the Fund’s investments in advance. Because investors are not able to thoroughly evaluate the Fund’s investments in advance of acquiring Shares, the offering of Shares may entail more risk than other types of offerings. This additional risk may hinder investors’ ability to achieve their own personal investment objectives related to portfolio diversification, risk-adjusted investment returns and other objectives. Additionally, the results of any other businesses or companies that have or have had an investment objective which is similar to, or different from, the Fund’s investment objective are not indicative of the results that the Fund may achieve. The Fund may have a different investment portfolio from other businesses or companies. Accordingly, the Fund’s results may differ from and are independent of the results obtained by such businesses or companies. Moreover, past performance is no assurance of future returns.

The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of investors’ investments could decline substantially or that investors’ investments could become worthless. The Adviser anticipates, based on the amount of proceeds raised in the initial or subsequent closings that it could take some time to invest substantially all of the capital expected to be raised due to market conditions generally and the time necessary to identify, evaluate, structure, negotiate and close suitable investments in middle market companies. In order to comply with the RIC diversification requirements during the startup period, the Fund may invest proceeds in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less from the time of investment, which may earn yields substantially lower than the interest, dividend or other income that the Fund seeks to receive in respect of suitable portfolio investments. The Fund may not be able to pay any significant distributions during this period, and any such distributions may be substantially lower than the distributions expected to be paid when the Fund’s portfolio is fully invested. The Fund will pay an advisory fee to the Adviser throughout this interim period irrespective of the Fund’s performance. If the advisory fee and other expenses exceed the return on the temporary investments, the Fund’s returns could be negatively impacted.

Ability of Adviser to Achieve Investment Objectives Risk. The Fund’s ability to achieve its investment objectives depends on the Adviser’s ability to identify and analyze, and to invest in, finance and monitor investments that meet the Fund’s investment criteria. The Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objectives, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in our investment selection and monitoring process.

There is increasing competition among financial sponsors, investment banks and other investors for hiring and retaining qualified investment professionals, and there can be no assurance that the Adviser will be able to find qualified investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Portfolio Management Risk. The strategies used and investments selected by the Fund’s portfolio management team may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a favorable market.

Key Personnel Risk. The Fund depends on the investment expertise, experience, skill and network of business contacts of the principals of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Adviser, in turn, depends on access to investment professionals and the information and deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Adviser, or of a significant number of the investment professionals or partners of the Adviser’s affiliates, could have a material adverse effect on the Fund’s ability to achieve its investment objective.

The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Adviser’s capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. Individuals not currently associated with the Adviser may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. To achieve the Fund’s investment objective, the Adviser may also need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations. Additionally, there is no assurance that the Adviser will remain the Fund’s investment adviser or that the Adviser will continue to have access to the investment professionals and partners of its affiliates and the information and deal flow generated by the investment professionals of its affiliates.

In addition, the investment advisory agreement (the “Investment Advisory Agreement”), by and between the Fund and the Adviser, has termination provisions that allow the parties to terminate the agreement without penalty. The Investment Advisory Agreement may be terminated at any time, without penalty, by the Adviser upon 60 days’ written notice to the Fund. If the Investment Advisory Agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event the Investment Advisory Agreement is terminated, it may be difficult for the Fund to replace the Adviser. Furthermore, the termination of the Investment Advisory Agreement may adversely affect the terms of the Fund’s or its financing subsidiaries’ financing facilities or any financing facility into which the Fund or its financing subsidiaries may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition.

Ability of Adviser to Maintain Relationships Risk. The Adviser depends on its broader organization’s relationships with private equity sponsors, investment banks, and commercial banks and others, and we rely to a significant extent upon these relationships to provide us with potential investment opportunities. If the Adviser or its broader organization fail to maintain their existing relationships or develop new relationships with other sponsors or sources of investment opportunities, we may not be able to grow our investment portfolio. In addition, individuals with whom the Adviser or its broader organizations have relationships are not obligated to provide us with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for us.

Business Continuity Risk. The Adviser has developed a business continuity program that is designed to minimize the disruption of normal business operations in the event of an adverse incident impacting the Adviser, its affiliates, or the Fund. While the Adviser believes that the business continuity program should enable it to reestablish normal business operations in a timely manner in the event of an adverse incident, there are inherent limitations in such programs (including the possibility that contingencies have not been anticipated and procedures do not work as intended) and under some circumstances, the Adviser, its affiliates, and any vendors used by the Adviser, its affiliates, or the Fund could be prevented or hindered from providing services to the Fund for extended periods of time. These circumstances may include, without limitation, acts of God, acts of governments, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. The Fund’s ability to recover any losses or expenses it incurs as a result of a disruption of business operations may be limited by the liability, standard of care, and related provisions in its contractual arrangements with the Adviser and other service providers.

Large Shareholder Risk. To the extent a large proportion of Shares are held by a small number of Shareholders (or a single Shareholder), including affiliates of the Adviser, the Fund is subject to the risk that these Shareholders will seek to sell Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Shares tendered by a small number of Shareholders (or a single Shareholder) may exceed the number of Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by Shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each Shareholder. See “Repurchase Offers Risk.”

Competition Risk. The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding, and a variety of other investors (including private credit funds, mezzanine funds, performing and other credit funds, funds that invest in CLOs, structured notes, derivatives and other types of collateralized securities and structured products, specialty finance companies, real estate investment trusts). As a result of these other entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.

Deployment of Capital Risk. In light of the nature of the Fund’s continuous offering as well as ongoing and periodic private offerings in relation to the Fund’s investment strategy and the need to be able to deploy potentially large amounts of capital quickly to capitalize on potential investment opportunities, if the Adviser has difficulty identifying suitable investments on attractive terms, there could be a delay between the time the Fund receives net proceeds from the sale of Shares in any public or private offering and the time the Adviser invests the net proceeds. Our proportion of privately-negotiated investments may be lower than expected. We may also from time to time hold cash pending deployment into investments or have less than our targeted leverage, which cash or shortfall in target leverage may at times be significant, particularly at times when we are receiving high amounts of offering proceeds and/or times when there are few attractive investment opportunities. Such cash may be held in an account for the benefit of our shareholders that may be invested in money market accounts or other similar temporary investments, each of which may be subject to advisory fees.

In the event we are unable to find suitable investments, such cash may be maintained for longer periods which would be dilutive to overall investment returns. This could cause a substantial delay in the time it takes for your investment to realize its full potential return and could adversely affect our ability to pay regular distributions of net investment income to you. It is not anticipated that the temporary investment of such cash into money market accounts or other similar temporary investments pending deployment into investments will generate significant interest, and investors should understand that such low interest payments on the temporarily invested cash may adversely affect overall returns. In the event we fail to timely invest the net proceeds of sales of Shares or do not deploy sufficient capital to meet our targeted leverage, our results of operations and financial condition may be adversely affected.

Inadequate Network of Broker-Dealer Risk. The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objective and strategies, depends upon the ability of the Adviser to establish, operate and maintain a network of selected broker-dealers to sell the Shares. If the Adviser fails to perform, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objective and strategies. If the Fund is unsuccessful in implementing its investment objective and strategies, an investor could lose all or a part of his or her investment in the Fund.

Regulation Best Interest Risk. Broker-dealers are required to comply with Regulation Best Interest, which, among other requirements, established a new standard of conduct for broker-dealers and their associated persons when making a recommendation of any securities transaction or investment strategy involving securities to a retail customer. The full impact of Regulation Best Interest on participating broker-dealers cannot be determined at this time, and it may negatively impact whether participating broker-dealers and their associated persons recommend the offering to certain retail customers. In particular, under SEC guidance concerning Regulation Best Interest, a broker-dealer recommending an investment in Shares should consider a number of factors, under the care obligation of Regulation Best Interest, including but not limited to cost and complexity of the investment and reasonably available alternatives in determining whether there is a reasonable basis for the recommendation. As a result, high cost, high risk and complex products may be subject to greater scrutiny by broker-dealers. Broker-dealers may recommend a more costly or complex product as long as they have a reasonable basis to believe it is in the best interest of a particular retail customer. However, if broker-dealers choose alternatives to Shares, many of which likely exist, such as an investment in listed entities, which may be a reasonable alternative to an investment in us as such investments may feature characteristics like lower cost, nominal commissions at the time of initial purchase, less complexity and lesser or different risks, our ability to raise capital will be adversely affected. If compliance by broker-dealers with Regulation Best Interest negatively impacts the Fund’s ability to raise capital in the offering, it may harm the Fund’s ability to achieve the Fund’s investment objectives and would result in our fixed operating costs representing a larger percentage of the Fund’s gross income.

Investment Dilution Risk. The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.

Changes to Operating Policies and Strategies Without Notice or Shareholder Approval. The Board has the authority to modify or waive the Fund’s current operating policies, investment criteria and strategies without prior notice and without Shareholder approval, unless required by the 1940 Act or applicable law. We cannot predict the effect any changes to the Fund’s current operating policies, investment criteria and strategies would have on the Fund’s business, NAV, operating results and value of Shares. However, the effects might be adverse, which could negatively impact the Fund’s ability to pay distributions and cause Shareholders to lose all or part of their investment. Moreover, the Fund has significant flexibility in investing the net proceeds from its continuous offering and may use the net proceeds in ways with which investors may not agree or for purposes other than those contemplated in this Prospectus.

Anti-Takeover Risk. The Fund’s Declaration of Trust and Bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred stock; and the Board may, without Shareholder action, make certain amendments to the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.

Conflicts of Interest Risk. The Adviser is an entity in which certain of the Fund’s Trustees, who are “interested persons” (as defined under the 1940 Act) of the Fund, the Adviser, or the Distributor (“Interested Trustees”), officers and members of the Investment Committee of the Adviser may have indirect ownership and economic interests. Certain of the Fund’s Interested Trustees and officers and members of the Investment Committee of the Adviser also serve as officers or principals of other investment managers affiliated with the Adviser that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objective or strategies (“TCG Managed Funds”). In addition, certain of the Fund’s officers and Trustees and the members of the Investment Committee of the Adviser serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund (“Related Entities”). As a result, such persons may have obligations to investors in TCG Managed Funds and Related Entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders. The Adviser or its affiliates may also give advice to such other investment vehicles that may differ from the advice given to the Fund even though their investment objectives may be the same or similar to the Fund.

Allocation of Investment Opportunities Risk. The Fund and the TCG Managed Funds may seek to participate in the same investments. Where such investments are limited, the Adviser and its affiliates may have an incentive to allocate the investments to funds for which the Adviser and/or its affiliates receive the highest fees. Moreover, notwithstanding the difference in principal investment objectives between the Fund and TCG Managed Funds, such other funds, including potential new pooled investment vehicles or managed accounts not yet established (whether managed or sponsored by affiliates or the Adviser), have, and may from time to time have, overlapping investment objectives with the Fund and, accordingly, invest in, whether principally or secondarily, asset classes similar to those targeted by the Fund. To the extent TCG Managed Funds have overlapping investment objectives, the scope of opportunities otherwise available to the Fund may be adversely affected and/or reduced. Consequently, the Adviser and its affiliates may from time to time pursue the same or similar investment opportunities, and may adversely affect or reduce the scope of opportunities otherwise available to the Adviser. However, as described herein, the Adviser and its affiliates have adopted an investment allocation policy designed to allocate investment opportunities in a fair and equitable manner over time. See “Conflicts of Interest.”

The results of the Fund’s investment activities may differ significantly from the results achieved by TCG Managed Funds. It is possible that one or more of such funds will achieve investment results that are substantially more or less favorable than the results achieved by the Fund. Moreover, it is possible that the Fund will sustain losses during periods in which one or more affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the investment activities of one or more Adviser affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain markets.

Co-Investments Risk. The Adviser and the Fund have applied for an exemptive order from the SEC (the “Co-Investments Order”) that would expand the Fund’s ability to co-invest alongside other funds (including private funds) managed by the Adviser or its affiliates in privately negotiated portfolio investments. The Co-Investments Order will contain certain conditions that limit or restrict the Fund’s ability to participate in such investment opportunities. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment. There can be no assurance that the Co-Investments Order will be granted. Unless and until the Fund receives such Co-Investments Order from the SEC, the Fund will only invest in co-investment opportunities where the transaction is permitted under existing regulatory guidance, such as transactions in which price is the only negotiated term. Ultimately, if the Co-Investments Order is not granted, the Fund may not be able to obtain the Fund’s desired exposure to certain credit strategies, which could impact the Fund’s ability to achieve its investment objectives.

Pursuant to the Co-Investments Order, the Adviser may determine that the Fund should invest on a side-by-side basis with one or more TCG Managed Funds. In certain circumstances, negotiated co-investments may be made only in accordance with the terms of the Co-Investments Order. Co-investments made under the Co-Investments Order will be subject to compliance with the conditions and other requirements contained in the Co-Investments Order, which could limit the Fund’s ability to participate in a co-investment transaction.

Allocation of Personnel Risk. The Fund’s executive officers and Trustees, and the personnel of the Adviser, serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund or of investment funds or accounts managed by the Adviser or its affiliates. As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders. Additionally, certain personnel of the Adviser and its management may face conflicts in their time management and commitments.

Lack of Information Barriers Risk. By reason of the various activities of the Adviser and its affiliates, the Adviser and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.

Valuation Risk. Under the 1940 Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated secondary market for institutional investors. The Adviser expects many of Fund’s investments invest will not be traded on a market, as a market does not exist for such securities. The Board is responsible for the valuation of the Fund’s portfolio investments, and has delegated day-to-day responsibility for implementing the portfolio valuation process set forth in the Fund’s valuation policy to the Adviser. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC. See “Determination of Net Asset Value.”

A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include information as to any transactions or offers with respect to the security, the nature and realizable value of any collateral, the company’s earnings and its ability to make payments on its indebtedness, the markets in which the company does business, comparison to selected publicly-traded companies, discounted cash flow, information and assessments from third-party vendors and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a continuous basis and calculates a daily NAV per share. The Adviser seeks to evaluate on a daily basis material information about the Fund’s portfolio companies; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Even if market quotations are available for certain of the Fund’s investments, such quotations may not reflect the value that the Fund would actually be able to realize with respect to such investments because of various factors including the possible illiquidity associated with a large ownership position, future market price volatility or the potential for a future loss in market value based on poor industry or market conditions. There can be no assurance that the investment values that are recorded from time to time will ultimately be realized. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase Shares may receive more or fewer Shares and investors who tender their Shares may receive more or less cash proceeds than they otherwise would receive.

Because of the overall size and concentrations in particular markets and maturities of positions that may be held by the Fund from time to time, the liquidation values of the Fund’s securities and other investments may differ significantly from the interim valuations of such investments derived from the valuation methods described herein. Such differences may be further affected by the time frame within which such liquidation occurs. Third-party pricing information regarding certain of the Fund’s securities and other investments may at times be unavailable. Valuations of the Fund’s securities and other investments, which may affect the amount of the Advisory Fee paid by the Fund, may involve uncertainties and subjective judgmental determinations, and if such valuations should prove to be incorrect, the net asset value of the Fund could be adversely affected. In addition, valuations based on models will be affected by assumptions in the models and may not reflect the prices at which positions could, in fact, be covered or sold.

Non-Diversified Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund can invest a greater portion of the Fund’s assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. In particular, because the Fund’s portfolio of investments may lack diversification among the issuers of securities and related investments, the Fund is susceptible to a risk of significant loss if one or more of these issuers and related investments experience a high level of defaults on the collateral that they hold.

Portfolio Turnover Risk. The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.

Operational Risk. The Fund is also subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider; each of which may negatively affect the Fund’s performance. For example, trading delays or errors could prevent the Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a NAV for the Fund or Share class on a timely basis. Similar types of operational risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Cybersecurity Risk. Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. There can be no assurance that the various procedures and controls utilized by the Adviser to mitigate threats from cyber incidents will be sufficient to prevent disruptions to its systems.

The Adviser’s and issuers’ information and technology systems may be vulnerable to damage or interruption from computer viruses, underlying network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes.

In addition, the Fund will heavily rely on the Adviser’s and third parties’ financial, accounting, information and other data processing systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third-party service providers, could cause delays or other problems in its activities. If any of these systems do not operate properly or are disabled for any reason or if there is any unauthorized disclosure of data, whether as a result of tampering, a breach of its network security systems, a cyber-incident or attack or otherwise, the Fund and/or the Adviser could suffer substantial financial loss, increased costs, a disruption of its businesses, liability to its investors, regulatory intervention or reputational damage. In addition, the Adviser operates in a business that is highly dependent on information systems and technology. The information systems and technology that the Adviser relies on may not continue to be able to accommodate its growth, and the cost of maintaining such systems may increase from its current level. Such a failure to accommodate growth, or an increase in costs related to such information systems, could have a material adverse effect on the Fund and/or the Adviser.

A cybersecurity incident could have numerous material adverse effects, including on the operations, liquidity and financial condition of the Fund. Cyber threats and/or incidents could cause financial costs from the theft of Fund assets (including proprietary information and intellectual property) as well as numerous unforeseen costs including, but not limited to: litigation costs, preventative and protective costs, remediation costs and costs associated with reputational damage, any one of which, could be materially adverse to the Fund. There can be no guarantee that the Fund will be able to prevent or mitigate such incidents. If systems and measures to manage risks relating to these types of events, are compromised, become inoperable for extended periods of time or cease to function properly, the Adviser, the Fund and/or an issuer may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the Adviser’s, the Fund’s and/or an issuer’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors).

In addition, the Fund or the Adviser may not be in a position to verify the risks or reliability of third parties with which the Fund’s and the Adviser’s operations interface with and/or depend on third parties, including the Fund’s administrator and other service providers. The Fund may suffer adverse consequences from actions, errors or failure to act by such third parties, and will have obligations, including indemnity obligations, and limited recourse against them.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following table shows the amount of Shares of the Fund that were authorized and outstanding as of December [__], 2025:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by the Fund for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under (3)
Class I Shares	Unlimited	None	10,000
Class A-1 Shares	Unlimited	None	0
Class A-2 Shares	Unlimited	None	0

Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%	[2]
Management Fees [Percent]	1.75%	[3]
Dividend and Interest Expenses on Short Sales [Percent]	2.63%	[4],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.05%	[4],[6]
Total Annual Expenses [Percent]	5.43%
Waivers and Reimbursements of Fees [Percent]	(0.80%)	[3],[7]
Net Expense over Assets [Percent]	4.63%
Expense Example, Year 01	$ 46
Expense Example, Years 1 to 3	155
Expense Example, Years 1 to 5	263
Expense Example, Years 1 to 10	$ 528
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Not Held [Shares] | shares	10,000
Class A 1 Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%	[2]
Management Fees [Percent]	1.75%	[3]
Dividend Expenses on Preferred Shares [Percent]	0.50%	[8]
Dividend and Interest Expenses on Short Sales [Percent]	2.63%	[4],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.05%	[4],[6]
Total Annual Expenses [Percent]	5.93%
Waivers and Reimbursements of Fees [Percent]	(0.80%)	[3],[7]
Net Expense over Assets [Percent]	5.13%
Expense Example, Year 01	$ 51
Expense Example, Years 1 to 3	169
Expense Example, Years 1 to 5	284
Expense Example, Years 1 to 10	$ 562
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A-1 Shares
Outstanding Security, Not Held [Shares] | shares	0
Class A 2 Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.00%	[1],[9]
Dividend Reinvestment and Cash Purchase Fees	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	1.00%	[2]
Management Fees [Percent]	1.75%	[3]
Dividend Expenses on Preferred Shares [Percent]	0.50%	[8]
Dividend and Interest Expenses on Short Sales [Percent]	2.63%	[4],[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.05%	[4],[6]
Total Annual Expenses [Percent]	5.93%
Waivers and Reimbursements of Fees [Percent]	(0.80%)	[3],[7]
Net Expense over Assets [Percent]	5.13%
Expense Example, Year 01	$ 81
Expense Example, Years 1 to 3	194
Expense Example, Years 1 to 5	305
Expense Example, Years 1 to 10	$ 576
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class A-2 Shares
Outstanding Security, Not Held [Shares] | shares	0
Risks Of Investments Generally [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investments Generally. All investments risk the loss of capital. Such investments are subject to investment-specific price fluctuations as well as to macro-economic, market and industry-specific conditions, including but not limited to national and international economic conditions, domestic and international financial policies and performance, conditions affecting particular investments such as the financial viability, sales and product lines of corporate issuers, national and international politics and governmental events, and changes in income tax laws. No guarantee or representation is made that the Fund’s investment program will be successful. The Fund’s investment strategies involve, without limitation, risks inherent in asset-backed income strategies, including those related to collateralized investments and direct lending activities, such as the potential for collateral value fluctuations, borrower credit deterioration or default, and challenges in enforcing or realizing on collateral. In addition, the Fund is subject to risks associated with liquid credit strategies, including market volatility, interest rate changes, liquidity constraints, and counterparty risks. These strategies may also involve risks related to limited diversification, concentration in certain asset types or sectors, the use of leverage, and operational or systems failures, all of which could adversely affect the Fund’s performance. Certain investment techniques of the Fund (e.g., use of direct leverage or indirectly through leveraged investments) can, in certain circumstances, magnify the impact of adverse market moves to which the Fund may be subject. In addition, the Fund’s investments may be materially affected by conditions in real estate markets, the financial markets and overall economic conditions occurring globally and in particular markets where the Fund may invest its assets.

The Fund’s methods of minimizing such risks may not accurately predict future risk exposures. Risk management techniques are based in part on the observation of historical market behavior, which may not predict market divergences that are larger than historical indicators. Also, information used to manage risks may not be accurate, complete or current, and such information may be misinterpreted.

Nature Of The Funds Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of the Fund’s Investments. The Fund may allocate its assets across credit strategies with respect to the type and nature of investments in which it invests. While a significant portion of the loans in which the Fund will invest or originate are expected to be secured, the Fund may also invest in debt or other securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. In such instances, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following an insolvency is likely to be substantially less than that of senior creditors. For example, under terms of subordination agreements, senior creditors are typically able to block the acceleration of the debt or other exercises by the Fund of its rights as a creditor. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all. In addition, the debt securities in which the Fund will invest may not be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity and may not be rated by a credit rating agency.

The borrowers of loans constituting the Fund’s assets may seek the protections afforded by bankruptcy, insolvency and other debtor relief laws. Bankruptcy proceedings are unpredictable. Additionally, the numerous risks inherent in the insolvency process create a potential risk of loss by the Fund of its entire investment in any particular investment. Insolvency laws may, in certain jurisdictions, result in a restructuring of the debt without the Fund’s consent under the “cramdown” provisions of applicable insolvency laws and may also result in a discharge of all or part of the debt without payment to the Fund.

Debt securities are also subject to other risks, including (i) the possible invalidation of an investment transaction as a fraudulent conveyance, (ii) the recovery of liens perfected or payments made on account of a debt in the period before an insolvency filing as a preference, (iii) equitable subordination claims by other creditors, (iv) so called lender liability claims by the issuer of the obligations (see “Risks Related to Investments in Loans”) and (v) environmental liabilities that may arise with respect to collateral securing the obligations. Additionally, adverse credit events with respect to any issuer, such as missed or delayed payment of interest and/or principal, bankruptcy, receivership, or distressed exchange, can significantly diminish the value of the Fund’s investment in any such company. The Fund’s investments may be subject to early repurchase features, refinancing options, pre-payment options or similar provisions which, in each case, could result in the issuer repaying the principal on an obligation held by the Fund earlier than expected. Accordingly, there can be no assurance that the Fund’s investment objective will be realized.

In addition, during periods of market disruption, borrowers of loans constituting the Fund’s assets may be more likely to seek to draw on unfunded commitments the Fund has made, and the Fund’s risk of being unable to fund such commitments is heightened during such periods.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations). In addition, the current U.S. political environment and the resulting uncertainties regarding actual and potential shifts in U.S. foreign investment, trade, taxation, economic, environmental and other policies under the current administration, including the imposition of tariffs, as well as the impact of geopolitical tension, such as a deterioration in the bilateral relationship between the U.S. and China, an escalation in conflict between Russia and Ukraine or other systemic issuer or industry-specific economic disruptions, could lead to disruption, instability and volatility in the global markets. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit its access to the capital markets or result in a decision by lenders not to extend credit to us.

Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell certain foreign securities or groups of foreign securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. Such sanctions may also cause a decline in the value of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country. In addition, as a result of economic sanctions and other similar governmental actions or developments, the Fund may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.

Current and historic market turmoil has illustrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably increasing or lowering interest rates, which, in some cases resulted in negative interest rates.

As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if a health emergency or other similar event, such as the COVID-19 outbreak, persists for an extended period of time. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf the Fund.

The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on observable trends and conditions in the financial markets and in some cases the improvement of such conditions. Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct and actual events and circumstances may vary significantly.

Many of the issuers in which the Fund will make investments may be susceptible to economic slowdowns or recessions and may be unable to repay the loans made to them during these periods. Therefore, non-performing assets may increase and the value of the Fund’s portfolio may decrease during these periods as the Fund is required to record the investments at their current fair value. Adverse economic conditions also may decrease the value of collateral securing some of the Fund’s loans and the value of its equity investments. Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s and the issuers’ funding costs, limit the Fund’s and the issuers’ access to the capital markets or result in a decision by lenders not to extend credit to the Fund or the issuers. These events could prevent the Fund from increasing investments and harm its operating results.

The prices of financial instruments in which the Fund may invest can be highly volatile. General fluctuations in the market prices of securities may affect the value of the investments held by the Fund. Instability in the securities markets may also increase the risks inherent in the Fund’s investments.

Credits Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due.

Although the Fund may make investments that the Adviser believes are secured, collateralized or backed by specific collateral, the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, loans may provide for payments-in-kind, which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement that governs loans of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or a pre-payment (in whole or in part) of the Fund’s investment.

Similarly, while the Fund will generally target investing in companies it believes are of high quality, these companies could still present a high degree of business and credit risk. Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or the continuation or worsening of the current (or any future) economic and financial market downturns and dislocations. As a result, companies that the Fund expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or experience financial distress. In addition, exogenous factors such as fluctuations of the equity markets also could result in warrants and other equity securities or instruments owned by the Fund becoming worthless.

Credit Spread Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market expects below-investment-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of below-investment-grade and unrated securities. In recent years, the U.S. capital markets experienced extreme volatility and disruption which increased the spread between yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. Central banks and governments played a key role in reintroducing liquidity to parts of the capital markets. Future exits of these financial institutions from the market may reintroduce temporary illiquidity. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows.

Private Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Credit Risk. The Fund may obtain exposure to select less liquid or illiquid private credit investments, generally involving corporate borrowers, including through investments in pooled investment vehicles. Typically, private credit investments are not traded in public markets and are illiquid, such that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of the Fund. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of the Fund’s private credit investments will often be leveraged, as a result of recapitalization transactions, and may not be rated by national credit rating agencies.

Interests Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. The Fund is subject to financial market risks, including changes in interest rates. General interest rate fluctuations may have a substantial negative impact on the Fund’s ability to make investments, the value of its investments and its ability to realize gains from the disposition of investments and, accordingly, have a material adverse effect on the Fund’s investment objectives and its rate of return on invested capital. In addition, an increase in interest rates would make it more expensive to use debt for the Fund’s financing needs.

During periods of falling interest rates, payments under floating rate debt instruments that the Fund holds would generally decrease, resulting in less revenue to the Fund. In the event of a sharply rising interest rate environment, payments under floating rate debt instruments generally would rise and there may be a significant number of issuers of such floating rate debt instruments that would be unable or unwilling to pay such increased interest costs and may otherwise be unable to repay their loans. Investments in floating rate debt instruments may also decline in value in response to rising interest rates if the interest rates of such investments do not rise as much, or as quickly, as market interest rates in general. Similarly, during periods of rising interest rates, fixed-rate debt instruments may decline in value because the fixed rates of interest paid thereunder may be below market interest rates.

Risks Related To Investments In Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Investments in Loans. The Fund may invest in loans, either through primary issuances or in secondary transactions, including potentially on a synthetic basis. The value of the Fund’s loans may be detrimentally affected to the extent a borrower defaults on its obligations. There can be no assurance that the value assigned by the Adviser to the collateral underlying a loan can be realized upon liquidation, nor that any such collateral will retain its value. Furthermore, circumstances could arise (such as in the bankruptcy of a borrower) that could cause the Fund’s security interest in the loan’s collateral to be invalidated. Also, much of the collateral will be subject to restrictions on transfer intended to satisfy securities regulations, which will limit the number of potential purchasers if the Fund intends to liquidate such collateral. The amount realizable with respect to a loan may be detrimentally affected if a guarantor, if any, fails to meet its obligations under a guarantee. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of various types of collateral.

The Adviser considers a range of default and loss scenarios at an investment level and typically aggregates those losses to a portfolio level, considering those losses relative to the loan-to-value of an investment. While the Adviser focuses on credit default risk relative to the ultimate value of an investment at maturity, it also considers the potential impact of changes in defaults on the market price for any investments.

The portfolio may include senior secured debt with a high degree of asset protection, first lien senior secured, second and third lien loans, mezzanine debt (which in some cases includes an equity component) and any other loans.

First Lien Senior Secured Loans Risk. To the extent the Fund makes a senior secured term loan investment in an issuer, it will generally take a security interest in substantially all of the available assets of the issuer, including the equity interests of its domestic subsidiaries, which the Fund expects to help mitigate the risk that it will not be repaid. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the issuer to raise additional capital, and, in some circumstances, the Fund’s lien could be subordinated to claims of other creditors. In addition, deterioration in an issuer’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Consequently, the fact that a loan is secured does not guarantee that the Fund will receive principal and interest payments according to the loan’s terms, or at all, or that it will be able to collect on the loan should it be forced to enforce its remedies.

Second Lien Senior Secured Loans and Junior Debt Investments Risk. Second and third lien loans are subject to the same investment risks generally applicable to senior loans described above. The Fund’s second lien senior secured loans will be subordinated to first lien loans and the Fund’s junior debt investments, such as mezzanine loans, generally will be subordinated to both first lien and second lien loans and have junior security interests or may be unsecured. As such, to the extent the Fund holds second lien senior secured loans and junior debt investments, holders of first lien loans may be repaid before the Fund in the event of a bankruptcy or other insolvency proceeding. Therefore, second and third lien loans are subject to additional risk that the cash flow of the related obligor and the property securing the second or third lien loan may be insufficient to repay the scheduled payments to the lender after giving effect to any senior secured obligations of the related obligor. This may result in an above average amount of risk and loss of principal. Second and third lien loans are also expected to be more illiquid than senior loans.

Investments in subordinated debt involve greater credit risk of default and loss than the more senior classes or tranches of debt in an issuer’s capital structure. Subordinated tranches of debt instruments (including mortgage-backed securities) absorb losses from default before other more senior tranches of such instruments, which creates a risk particularly if such instruments (or securities) have been issued with little or no credit enhancement or equity. To the extent the Fund invests in subordinate debt instruments (including mortgage-backed securities), the Fund would likely receive payments or interest distributions after, and must bear the effects of losses or defaults on, the senior debt (including underlying mortgage loans, senior mezzanine debt or senior CMBS bonds) before, the holders of other more senior tranches of debt instruments with respect to such issuer. The Fund’s investments will be affected, where applicable, by (i) the relative payment priorities of the respective classes of instruments or securities issued by portfolio companies (or affiliates thereof), (ii) the order in which the principal balances of such respective classes with balances will be reduced in connection with losses and default-related shortfalls, and (iii) the characteristics and quality of the underlying loans in the Fund.

Mezzanine Debt Risk. Mezzanine securities generally are rated below investment grade and frequently are unrated and present many of the same risks as senior loans, second lien loans and non-investment grade bonds. However, unlike senior loans and second lien loans, mezzanine securities are not a senior or secondary secured obligation of the related borrower. They typically are the most subordinated debt obligation in an issuer’s capital structure. Mezzanine securities also may often be unsecured. Mezzanine securities therefore are subject to additional risk that the cash flow of the related borrower and the property securing the loan may be insufficient to repay the scheduled obligation after giving effect to any senior obligations of the related borrower. Mezzanine securities are also expected to be a highly illiquid investment. Mezzanine securities will be subject to certain additional risks to the extent that such loans may not be protected by financial covenants or limitations upon additional indebtedness. Investment in mezzanine securities is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of debt obligations.

Unitranche Loans Risk. Unitranche loans provide leverage levels comparable to a combination of first lien and second lien or subordinated loans. From the perspective of a lender, in addition to making a single loan, a unitranche loan may allow the lender to choose to participate in the “first out” tranche, which will generally receive priority with respect to payments of principal, interest and any other amounts due, or to choose to participate only in the “last out” tranche, which is generally paid after the “first out” tranche is paid. The Fund may participate in “first out” and “last out” tranches of unitranche loans and make single unitranche loans.

Unsecured Loans Risk. Unsecured loans are subject to the same investment risks generally applicable to loans described above but are subject to additional risk that the assets and cash flow of the related obligor may be insufficient to repay the scheduled payments to the lender after giving effect to any secured obligations of the obligor. Unsecured loans will be subject to certain additional risks to the extent that such loans may not be protected and such loans are not secured by collateral, financial covenants or limitations upon additional indebtedness. Unsecured loans are also expected to be a more illiquid investment than senior loans for this reason.

Covenant-Lite Loans Risk. The Fund may invest in “covenant-lite” loans. Covenant-lite loans refer generally to loans that do not have a complete set of financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition. Accordingly, to the extent the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Consumer Loan Risk. The Fund may invest in consumer loans (or asset-backed securities backed by consumer loans), including debt consolidation loans, home improvement loans, personal loans, residential real estate investments, credit cards, and automobile loans. The performance of such investments are affected by, among other things, general economic conditions. Changes in economic conditions have adversely affected the performance and market value of such investments. Consumer loans are susceptible to prepayment risks and default risks. Unsecured consumer loans are not secured by any collateral of the borrowers. The repayment of unsecured consumer loans is dependent upon the ability and willingness of the borrowers to repay. Other consumer loans, like automobile loans, may be secured by collateral, but the value of that collateral is not guaranteed. Automobile loans are not typically insured or guaranteed by any other person or entity. Increases in unemployment, decreases in home values or the values of other consumer assets or lack of availability of credit may lead to increased default rates and may also be accompanied by decreased consumer demand for automobiles and declining values of automobiles securing outstanding automobile loan contracts, which weakens collateral coverage and increases the amount of a loss in the event of default. Significant increases in the inventory of used automobiles during periods of economic recession or otherwise may also depress the prices at which repossessed automobiles may be sold or delay the timing of these sales. The occurrence of any of the foregoing risks could, among other things, adversely affect the consumer loans (or the asset-backed securities backed by consumer loans) in which the Fund may invest.

Risks Related to Bank Loans. Under the agreements governing most syndicated loans, should a holder of an interest in a syndicated loan wish to call a default or exercise remedies against a borrower, it could not do so without the agreement of at least a majority of the other lenders. Actions could also be taken by a majority of the other lenders, or in some cases, a single agent bank, without the consent of all lenders. Each lender would nevertheless be liable to indemnify the agent bank for its ratable share of expenses or other liabilities incurred in such connection and, generally, with respect to the administration and any renegotiation or enforcement of the syndicated loans. Moreover, an assignee or participant in a loan may not be entitled to certain gross-up payments in respect of withholding taxes and other indemnities that otherwise might be available to the original holder of the loan. The Fund may invest a portion of its assets in bank loans and participations. The special risks associated with these obligations include (i) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws, (ii) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality and (iii) limitations on the ability of the Fund or the Adviser to directly enforce its rights with respect to participations. The Adviser will seek to balance the magnitude of these and other risks identified by it against the potential investment gain prior to entering into each such investment. Successful claims by third parties arising from these and other risks, absent bad faith, may be borne by the Fund. Bank loans are frequently traded on the basis of standardized documentation which is used in order to facilitate trading and market liquidity. There can be no assurance, however, that future levels of supply and demand in bank loan trading will provide an adequate degree of liquidity or that the current level of liquidity will continue or that the same documentation will be used in the future. The settlement of trading in bank loans often requires the involvement of third parties, such as administrative or syndication agents, and there presently is no central clearinghouse or authority which monitors or facilitates the trading or settlement of all bank loan trades. Often, settlement may be delayed based on the actions of any third party or counterparty, and adverse price movements may occur in the time between trade and settlement, which could result in adverse consequences for the Fund.

The Fund may acquire interests in bank loans either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a contracting party under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest and not with the borrower. In purchasing participations, the Fund typically will not have the right to vote on matters requiring a vote of holders of the underlying debt and may have no right to enforce compliance by the borrower with the terms of the loan agreement, or any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, if the Fund were to hold a participation, it would assume the credit risk of both the borrower and the institution selling the participation to the Fund. In certain circumstances, investing in the form of participation may be the most advantageous or only route for the Fund to make or hold any such investment, including in light of limitations relating to local laws or the willingness of administrative agents or borrowers to allow the Fund to become a direct lender.

Finally, loans may become non-performing for a variety of reasons. Non-performing debt obligations may require substantial workout negotiations, restructuring or bankruptcy filings that may entail a substantial reduction in the interest rate, deferral of payments and/or a substantial write-down of the principal of a loan or conversion of some or all of the debt to equity. Additional costs associated with these activities may reduce returns.

Loan Origination Risk. The Fund may originate loans, including, without limitation, residential and/or commercial real estate or mortgage-related loans, consumer loans or other types of loans, which may be in the form of, and without limitation as to a loan’s level of seniority within a capital structure, whole loans, assignments, participations, secured and unsecured notes, senior and second lien loans, mezzanine loans, bridge loans or similar investments. The Fund may originate loans to corporations and/or other legal entities and individuals, including foreign (non-U.S.) and emerging market entities and individuals. Loans may carry significant credit risks (for example, a borrower may not have a credit rating or score or may have a rating or score that indicates significant credit risk). This may include loans to public or private firms or individuals. The loans the Fund invests in or originates may vary in maturity and/or duration. The Fund is not limited in the amount, size or type of loans it may invest in and/or originate, including with respect to a single borrower or with respect to borrowers that are determined to be below investment grade, other than pursuant to any applicable law. The Fund’s investment in or origination of loans may also be limited by the requirements the Fund intends to observe under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) in order to qualify as a regulated investment company (“RIC”). The Fund may subsequently offer such investments for sale to third parties; provided, that there is no assurance that the Fund will complete the sale of such an investment. If the Fund is unable to sell, assign or successfully close transactions for the loans that it originates, the Fund will be forced to hold its interest in such loans for an indeterminate period of time. This could result in the Fund’s investments having high exposure to certain borrowers. The Fund will be responsible for the expenses associated with originating a loan (whether or not consummated). This may include significant legal and due diligence expenses, which will be indirectly borne by the Fund and Shareholders.

Loan origination and servicing companies are routinely involved in legal proceedings concerning matters that arise in the ordinary course of their business. In addition, a number of participants in the loan origination and servicing industry (including control persons of industry participants) have been the subject of regulatory actions by state regulators, including state attorneys general, and by the federal government. Governmental investigations, examinations or regulatory actions, or private lawsuits, including purported class action lawsuits, may adversely affect such companies’ financial results. To the extent the Fund engages in origination and/or servicing directly, or has a financial interest in, or is otherwise affiliated with, an origination or servicing company, the Fund will be subject to enhanced risks of litigation, regulatory actions and other proceedings. As a result, the Fund may be required to pay legal fees, settlement costs, damages, penalties or other charges, any or all of which could materially adversely affect the Fund and its holdings.

To the extent the Fund originates loans, the Fund may be subject to greater levels of credit risk, call risk, settlement risk, risk of subordination to other creditors, insufficient or lack of protection under federal securities laws and liquidity risk. These instruments are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments and may be more volatile than other types of securities. The Fund may also be subject to greater levels of liquidity risk than funds that do not invest in loans. In addition, the loans in which the Fund invests may not be listed on any exchange and a secondary market for such loans may be comparatively illiquid relative to markets for other more liquid fixed income securities. Consequently, transactions in loans may involve greater costs than transactions in more actively traded securities. In connection with certain loan transactions, transaction costs that are borne by the Fund may include the expenses of third parties that are retained to assist with reviewing and conducting diligence, negotiating, structuring and servicing a loan transaction, and/or providing other services in connection therewith. Furthermore, the Fund may incur such costs in connection with loan transactions that are pursued by the Fund but not ultimately consummated (so-called “broken deal costs”). Restrictions on transfers in loan agreements, a lack of publicly-available information, irregular trading activity and wide bid/ask spreads, among other factors, may, in certain circumstances, make loans more difficult to sell at an advantageous time or price than other types of securities or instruments. These factors may result in the Fund being unable to realize full value for the loans and/or may result in the Fund not receiving the proceeds from a sale of a loan for an extended period after such sale, each of which could result in losses to the Fund. Some loans may have extended trade settlement periods, including settlement periods of greater than seven days, which may result in cash not being immediately available to the Fund. If an issuer of a loan prepays or redeems the loan prior to maturity, the Fund may have to reinvest the proceeds in other loans or similar instruments that may pay lower interest rates. Because of the risks involved in investing in loans, an investment in the Fund should be considered speculative.

Limited Amortization Requirements Risk. The Fund may invest in loans that have limited mandatory amortization requirements. While these loans may obligate an issuer to repay the loan out of asset sale proceeds, with annual excess cash flow or by refinancing upon maturity, repayment requirements may be subject to substantial limitations that would allow an issuer to retain such asset sale proceeds or cash flow, thereby extending the expected weighted average life of the investment. In addition, a low level of amortization of any debt over the life of the investment may increase the risk that an issuer will not be able to repay or refinance the loans held by the Fund when it matures.

Prepayment Risk. Prepayment risk relates to the early repayment of principal on a loan or debt security. Loans are generally callable at any time, and certain loans may be callable at any time at no premium to par. The Adviser is generally unable to predict the rate and frequency of such repayments. Whether a loan is called will depend both on the continued positive performance of the issuer and the existence of favorable financing market conditions that allow such issuer the ability to replace existing financing with less expensive capital. As market conditions change frequently, the Adviser will often be unable to predict when, and if, this may be possible for each of the Fund’s issuers. Having the loan or other debt instrument called early may have the effect of reducing the Fund’s actual investment income below its expected investment income if the capital returned cannot be invested in transactions with equal or greater yields.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk. The Fund is exposed to the risk that third parties that may owe the Fund, or its issuers, money, securities or other assets will not perform their obligations. These parties include trading counterparties, clearing agents, exchanges, clearing houses, custodians, prime brokers, administrators and other intermediaries. These parties may default on their obligations to the Fund or its issuers, due to bankruptcy, lack of liquidity, operational failure or other reasons. This risk may arise, for example, from entering into swap or other derivative contracts under which counterparties have long-term obligations to make payments to the Fund or its issuers, or executing securities, futures, currency or commodity trades that fail to settle at the required time due to non-delivery by the counterparty or systems failure by clearing agents, exchanges, clearing houses or other intermediaries. Also, any practice of rehypothecation of securities of the Fund or its issuers held by counterparties could result in the loss of such securities upon the bankruptcy, insolvency or failure of such counterparties. In addition, any of the Fund’s cash held with a prime broker, custodian or counterparty may not be segregated from the prime broker’s, custodian’s or counterparty’s own cash, and the Fund therefore may rank as an unsecured creditor in relation thereto. The inability to recover the Fund’s assets could have a material impact on the performance of the Fund. The consolidation and elimination of counterparties resulting from the disruption in the financial markets has generally increased the concentration of counterparty risk and has decreased the number of potential counterparties.

Investments In Highly Leveraged Issuers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Highly Leveraged Issuers Risk. The Fund’s investments may include investments in issuers whose capital structures have significant leverage (including substantial leverage senior to the Fund’s investments), a considerable portion of which may be at floating interest rates. The leveraged capital structure of such issuers will increase their exposure to adverse economic factors such as rising interest rates, downturns in the economy or further deteriorations in the financial condition of the issuer or its industry. This leverage may result in more serious adverse consequences to such companies (including their overall profitability or solvency) in the event these factors or events occur than would be the case for less leveraged issuers. In using leverage, these issuers may be subject to terms and conditions that include restrictive financial and operating covenants, which may impair their ability to finance or otherwise pursue their future operations or otherwise satisfy additional capital needs. Moreover, rising interest rates may significantly increase the issuers or project’s interest expense, or a significant industry downturn may affect a company’s ability to generate positive cash flow, in either case causing an inability to service outstanding debt. The Fund’s investments may be among the most junior financing in an issuer’s capital structure. In the event such issuer cannot generate adequate cash flow to meet debt obligations, the company may default on its loan agreements or be forced into bankruptcy resulting in a restructuring or liquidation of the company, and the Fund, particularly in light of the subordinated and/or unsecured position of the Fund’s investments, may suffer a partial or total loss of capital invested in the company, which could adversely affect the return of the Fund.

Non Performing Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Performing Investments Risk. The Fund’s portfolio may include investments whose underlying collateral are “non-performing” and that are typically highly leveraged, with significant burdens on cash flow and, therefore, involve a high degree of financial risk. During an economic downturn or recession, securities of financially troubled or operationally troubled issuers are more likely to go into default than securities or instruments of other issuers. Securities or instruments of financially troubled issuers and operationally troubled issuers are less liquid and more volatile than securities or instruments of companies not experiencing financial difficulties. Investment, directly or indirectly in the financially and/or operationally troubled issuers involves a high degree of credit and market risk.

These difficulties may never be overcome and may cause borrowers to become subject to bankruptcy or other similar administrative proceedings. There is a possibility that the Fund may incur substantial or total losses on its investments and in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment therein.

A portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders or investors could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio company’s ability to meet its obligations under the debt or equity securities that we hold. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company. In addition, lenders in certain cases can be subject to lender liability claims for actions taken by them when they become too involved in the issuer’s or borrower’s business or exercise control over a borrower. It is possible that the Fund could become subject to a lender’s liability claim. Furthermore, if one of the Fund’s portfolio companies were to file for bankruptcy protection, a bankruptcy court might re-characterize the Fund’s debt holding and subordinate all or a portion of the Fund’s claim to claims of other creditors, even though the Fund may have structured its investment as senior secured debt. The likelihood of such a re-characterization would depend on the facts and circumstances.

The Fund may invest in the securities of companies that subsequently become involved in bankruptcy proceedings, reorganizations or financial restructurings, and that may face pending covenant violations or significant debt maturities. In such a case, the Adviser, on behalf of the Fund, may have a more active participation in the affairs of such issuers than is generally assumed by the Fund. Such investments could, in certain circumstances, subject the Fund to certain additional potential liabilities, which may exceed the value of the Fund’s original investment therein. For example, under certain circumstances, a lender who has inappropriately exercised control over the management and policies of a debtor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. Furthermore, such investments could also subject the Fund to litigation risks or prevent the Fund from disposing of securities. In any reorganization or liquidation proceeding relating to a portfolio company or Investment, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. In addition, under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment, or similar transaction under applicable bankruptcy and insolvency laws. As more fully discussed below, in a bankruptcy or other proceeding, the Fund as a creditor may be unable to enforce its rights in any collateral or may have its security interest in any collateral challenged or disallowed, and its claims may be subordinated to the claims of other creditors.

The market for distressed securities is expected to be less liquid than the market for securities of companies that are not distressed. A substantial length of time may be required to liquidate investments in securities that become distressed. Furthermore, at times, a major portion of an issue of distressed securities may be held by relatively few investors, and the market may be limited to a narrow range of potential counterparties, such as other financial institutions that become distressed. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Adviser may find it more difficult to sell such securities on behalf of the Fund when the Adviser believes it advisable to do so or may only be able to sell such securities at a loss. The Adviser may also find it more difficult to determine the fair market value of distressed securities for purposes of computing the Fund’s NAV. In some cases, the Fund may be prohibited by contract from selling its investments for a period of time.

Asset Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset-Backed Securities Risk. Asset-backed securities are investments that are backed primarily by the cash flows of a discrete pool of fixed or revolving receivables or other financial assets that by their terms convert into cash within a finite time period. These could include assets such as unsecured consumer or other receivables, credit card receivables, auto loans, consumer loans, trade receivables, equipment leases, and other assets that produce streams of payments. Asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity and therefore, if the assets or sources of funds available to the issuer are insufficient to pay those outstanding liabilities, the Fund will incur losses. In addition, asset-backed securities entail prepayment risk that may vary depending on the type of asset but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed investments present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the Fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these investments.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Underlying Collateral Risks for Asset-Backed Securities. The collateral supporting asset-backed securities is generally of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. Asset-backed securities are often collateralized by pools of any variety of assets, including, for example, leases, financial obligations (including equipment finance, floorplan finance, fund finance, lease finance, litigation finance, intellectual property finance, insurance premium finance, project finance, supply chain finance, and trade and shipping finance), agricultural assets, auto leases and loans, datacenter assets or leases, debt consolidation loans, fleet leases, home loans, aircraft leases, railcar leases, small business loans, timeshare receivables, franchise rights, student loans and consumer loans, which may represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The market value of an asset-backed security is affected by changes in the market’s perception of the asset backing the asset-backed securities and the creditworthiness of the servicer for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.

Another risk associated with asset-backed securities is that the collateral that secures asset-backed securities, such as credit card receivables, could be unsecured. In the case of credit card receivables, debtors are additionally entitled to the protection of a number of state and federal consumer loan laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. For asset-backed securities that are backed by transportation receivables, such asset-backed securities pose a risk because most issuers of such asset-backed securities permit the servicers to retain possession of the underlying obligations. Because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the asset-backed securities potentially will not have a proper security interest in all of the obligations backing such asset-backed securities. Therefore, there is a possibility that recoveries on repossessed collateral will not, in some cases, be available to support payments on these securities. As the foregoing shows, an underlying risk of investing in asset-backed securities is the dependence on debtors to timely pay their consumer loans.

The Fund’s investment strategies with respect to certain types of investments may be based, in part, upon the premise that certain investments (either held directly or through an asset backed security) that are otherwise performing may from time to time be available for purchase by the Fund at “undervalued” prices. Purchasing interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. No assurance can be given that investments can be acquired at favorable prices or that the market for such interests will continue to improve since this depends, in part, upon events and factors outside the control of the Adviser.

Structural, Legal, and Operational Risks for Asset-Backed Securities. The investment characteristics of asset-backed securities differ from traditional debt securities. Holders of asset-backed securities bear various other risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks and legal risks. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal can generally be prepaid at any time because the underlying loans or other assets generally can be prepaid at any time.

The value of asset-backed securities, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. The price paid by the Fund for such securities, the yield the Fund expects to receive from such securities and the average life of such securities are based on a number of unpredictable factors, including the anticipated rate of prepayment of the underlying assets, and are therefore subject to the risk that the asset-backed security will lose value. Asset-backed securities are also subject to the general risks associated with investing in physical assets such as real estate; that is, they could lose value if the value of the underlying asset declines. Interest rate risk arises for the issuer from (a) the pricing terms on the underlying collateral, (b) the terms of the interest rate paid to holders of the asset-backed securities and (c) the need to mark to market the excess servicing or spread account proceeds carried on the issuing vehicle’s balance sheet. For the holder of the security, interest rate risk depends on the expected life of the asset-backed securities, which can depend on prepayments on the underlying assets or the occurrence of wind-down or termination events. If the servicer becomes subject to financial difficulty or otherwise ceases to be able to carry out its functions, it could be difficult to find other acceptable substitute servicers and cash flow disruptions or losses can occur, particularly with underlying collateral comprised of non-standard receivables or receivables originated by private retailers who collect many of the payments at their stores.

Credit risk arises from (i) losses due to defaults by obligors under the underlying collateral and (ii) the issuing vehicle’s or servicer’s failure to perform their respective obligations under the transaction documents governing the asset-backed securities. These two risks can be related, as, for example, in the case of a servicer that does not provide adequate credit-review scrutiny to the underlying collateral, leading to a higher incidence of defaults.

Market risk arises from the cash flow characteristics of the asset-backed securities, which for most asset-backed securities tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of wind-down or acceleration features designed to protect the investor in the event that credit losses in the portfolio rise well above expected levels.

Structural and legal risks include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or affiliates), a court having jurisdiction over the proceeding could determine that, because of the degree to which cash flows on the assets of the issuing vehicle potentially have been commingled with cash flows on the originator’s other assets (or similar reasons), (a) the assets of the issuing vehicle could be treated as never having been truly sold by the originator to the issuing vehicle and could be substantively consolidated with those of the originator, or (b) the transfer of such assets to the issuer could be voided as a fraudulent transfer. The time and expense related to a challenge of such a determination also could result in losses and/or delayed cash flows.

In addition, investments in subordinated asset-backed securities involve greater credit risk of default than the senior classes of the issue or series. Default risks can be further pronounced in the case of asset-backed securities secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying assets, which may include loans, leases, receivables, or other financial or tangible assets. The concentration or limited diversity of such underlying asset classes can increase the potential impact of defaults or other adverse events affecting one or more assets within the pool, thereby heightening the overall risk profile of the securities. Certain subordinated securities in an asset-backed security issue generally absorb all losses from default before any other class of securities in such issue is at risk, particularly if such securities have been issued with little or no credit enhancement equity. Such securities, therefore, possess some of the attributes typically associated with equity investments.

In the case of asset-backed securities structured using special purpose securitization vehicles, securitized assets are typically actively managed by an investment manager, which may be the Adviser or its affiliates, and as a result, such assets will be traded, subject to rating agency and other constraints, by such investment manager. The aggregate return on these equity securities will depend in part upon the ability of each such investment manager to actively manage the related portfolio of assets.

Collateralized Loan Obligations Risk. In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches.

In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. Accordingly, the Fund may be exposed to the risks of investments in CLOs, which may be substantial. Such risks include, without limitation, (i) risks associated with the deterioration of the performance of the collateral obligations underlying the relevant CLOs, including risks relating to defaults of the CLO collateral and inability to recover such collateral, (ii) risks relating to the withdrawal of CLO senior tranches (including the negative impact such withdrawals may have on the holders of a CLO’s equity and mezzanine debt), (iii) risks relating to the price volatility of CLO collateral and a CLO’s securities (particularly its equity), (iv) risks relating to the principal payments payable on a CLO’s equity, (v) risks relating to complying with regulations applicable to CLOs and their managers (including risk retention regulations applicable under the laws of certain jurisdictions), (vi) interest rate risk, (vii) risks relating to investing in a “warehousing facility” established in respect of a CLO, (viii) general risks of investing in loans and debt securities, including below investment-grade investments and high-yield securities and (ix) tax implications of investing in CLOs.

Whole Loan Securitizations Risk. The Fund may invest in portfolios of cash-flowing assets or receivables or securitize one or more loans. Securitizing such loan or loans typically involves the creation of a wholly owned entity, the contribution of such loan or pool of loans to the entity and the issuance by the entity of securities or tranched loans to purchasers who would be expected to be willing to accept a substantially lower interest rate than the loans earn. The Fund may retain all or a portion of the equity in any such securitized loan or pool of loans and its retained equity would be exposed to any losses on such loans before any of the debt securities would be exposed to such losses. The Adviser and its affiliates will often be in a position to determine whether assets should be placed into a whole loan securitization or whether the Fund and other clients should acquire such loans or other instruments directly, which can also create the potential for conflicts of interest as the Adviser and its affiliates manage other clients with investment guidelines that do not permit such other clients to invest in whole loan securitizations. There can be no assurance that the Adviser will determine to seek to securitize assets in a manner that ensures that the Fund will be eligible to participate (or that such securitization will occur successfully) and the Adviser is permitted to make different determinations in good faith whether to seek to securitize certain assets which determination may differ from determinations to not securitize similar assets.

Real Estate Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Investments Risk. The Fund may invest a portion of its assets in securities and credit instruments of companies in the real estate industry, which has historically experienced substantial price volatility. The value of companies engaged in the real estate industry is affected by (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of real estate investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in this industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

The Fund’s investments in mortgage loans secured by real estate (including residential and commercial mortgage loans, non-agency mortgage loans and second-lien mortgage loans) will be subject to risks of delinquency, loss, taking title to collateral and bankruptcy of the borrower. The ability of a borrower to repay a loan secured by real estate is typically dependent primarily upon the successful operation of such property rather than upon the existence of independent income or assets of the borrower. If the net operating income of the property is reduced or is not increased, depending on the borrower’s business plan, the borrower’s ability to repay the loan may be impaired. If a borrower defaults or declares bankruptcy and the underlying asset value is less than the loan amount, the Fund will suffer a loss.

In this manner, real estate values could impact the value of the Fund’s mortgage loan investments. Therefore, the Fund’s investments in mortgage loans will be subject to the risks typically associated with real estate. The Fund may invest in commercial real estate loans, which are secured by commercial property and are subject to risks of loss that may be greater than similar risks associated with loans made on the security of single-family residential property.

Legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures or providing forbearance relief to borrowers of residential mortgage loans may adversely affect the value of certain mortgage loan investments. Legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted mortgage loan. While the nature or extent of limitations on foreclosure or exercise of other remedies that may be enacted cannot be predicted, any such governmental actions that interfere with the foreclosure process or are designed to protect customers could increase the costs of such foreclosures or exercise of other remedies in respect of mortgage loans, delay the timing or reduce the amount of recoveries on defaulted mortgage loans held by the Fund, and consequently, could adversely impact the yields and distributions the Fund may receive in respect of its ownership of mortgage loans.

Real Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Assets Risk. The Fund may also invest a portion of its assets in securities and credit instruments associated with real assets, including infrastructure, digital infrastructure, datacenters, railcar, and aviation, which have historically experienced substantial price volatility. The value of companies engaged in these industries is affected by (i) changes in general economic and market conditions; (ii) changes in environmental, governmental and other regulations; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) surplus capacity and depletion concerns; (viii) the availability of financing; and (ix) changes in interest rates and leverage. In addition, the availability of attractive financing and refinancing typically plays a critical role in the success of these investments. As a result, such investments are subject to credit risk because borrowers may be delinquent in payment or default. Borrower delinquency and default rates may be significantly higher than estimated. The Adviser’s assessment, or a rating agency’s assessment, of borrower credit quality may prove to be overly optimistic. The value of securities in these industries may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

Risks Related To Net Leases [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Net Leases. The Fund may invest in commercial properties, subject to net leases. Typically, net leases require the tenants to pay substantially all of the operating costs associated with the properties. As a result, the value of, and income from, investments in commercial properties subject to net leases will depend, in part, upon the ability of the applicable tenant to meet its obligations to maintain the property under the terms of the net lease. If a tenant fails or becomes unable to so maintain a property, we will be subject to all risks associated with owning the underlying real estate. In addition, we may have limited oversight into the operations or the managers of these properties, subject to the terms of the net leases.

Certain commercial properties subject to net leases in which we invest may be occupied by a single tenant and, therefore, the success of such investments is largely dependent on the financial stability of each such tenant. A default of any such tenant on its lease payments to us would cause us to lose the revenue from the property and cause us to have to find an alternative source of revenue to meet any mortgage payment and prevent a foreclosure if the property is subject to a mortgage. In the event of a default, we may experience delays in enforcing our rights as landlord and may incur substantial costs in protecting our investment and re-letting our property. If a lease is terminated, we may also incur significant losses to make the leased premises ready for another tenant and experience difficulty or a significant delay in re-leasing such property.

In addition, net leases typically have longer lease terms and, thus, there is an increased risk that contractual rental increases in future years will fail to result in fair market rental rates during those years.

Mortgage Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mortgage-Backed Securities Risk. The Fund may from time to time to invest in pools or tranches of mortgage-backed securities (including CMBS and residential mortgage-backed securities (“RMBS”)). The collateral underlying mortgage-backed securities generally consists of commercial mortgages or real property that has a residential, multifamily or commercial use, such as retail space, office buildings, warehouse property and hotels, and may include assets or properties owned directly or indirectly by one or more other clients.

Commercial Mortgage-Backed Securities Risk. The Fund’s portfolio may include CMBS, which are securities backed by obligations (including certificates of participation in obligations) that are principally secured by interests in real property having a multifamily or commercial use, such as regional malls, other retail space, office buildings, industrial or warehouse properties, hotels, nursing homes and senior living centers. CMBS have been issued in public and private transactions by a variety of public and private issuers using a variety of structures, including senior and subordinated classes. Commercial mortgage loans generally lack standardized terms, tend to have shorter maturities than residential mortgage loans and may provide for the repayment of all or substantially all of the principal only at maturity. All of these factors increase the risk involved with commercial real estate lending. Commercial properties tend to be unique and are more difficult to value than one-to-four family residential properties. Commercial lending is generally viewed as exposing a lender to a greater risk of loss than residential one-to-four family lending since it typically involves larger loans to a single borrower than residential one-to-four family lending.

Commercial mortgage lenders typically look to the debt service coverage ratio of a loan secured by income-producing property as an important measure of the risk of default on a loan. Commercial property values and net operating income are subject to volatility, and net operating income may be sufficient or insufficient to cover debt service on the related mortgage loan at any given time. The repayment of loans secured by income-producing properties is typically dependent upon the successful operation of the related real estate project as well as upon the liquidation value of the underlying real estate. The value of commercial real estate is also subject to a number of laws and regulations, such as regulations and laws regarding environmental clean-up and limitations on remedies imposed by bankruptcy laws and state laws regarding foreclosures and rights of redemption.

Most commercial mortgage loans underlying mortgage-backed securities are effectively non-recourse obligations of the borrower, meaning that there is no recourse against the borrower’s assets other than the collateral. If borrowers are not able or willing to refinance or dispose of encumbered property to pay the principal and interest owed on such mortgage loans, payments on the subordinated classes of the related mortgage-backed securities are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes of mortgage-backed securities may only be determined after a negotiated discounted settlement, restructuring or sale of the mortgage note, or the foreclosure (or deed in lieu of foreclosure) of the mortgage encumbering the property and subsequent liquidation of the property. Foreclosure can be costly and delayed by litigation and/or bankruptcy. Factors such as the property’s location, the legal status of title to the property, its physical condition and financial performance, environmental risks, and governmental disclosure requirements with respect to the condition of the property may make a third-party unwilling to purchase the property at a foreclosure sale or to pay a price sufficient to satisfy the obligations with respect to the related mortgage-backed securities. Revenues from the assets underlying such mortgage-backed securities may be retained by the borrower and the return on investment may be used to make payments to others, maintain insurance coverage, pay taxes or pay maintenance costs. Such diverted revenue is generally not recoverable without a court-appointed receiver to control collateral cash flow.

CMBS may pay fixed or floating rates of interest. Fixed-rate CMBS, like all fixed income securities, generally decline in value as rates rise. Moreover, although generally the value of fixed income securities increases during periods of falling interest rates, the inverse relationship may not be as marked in the case of CMBS due to the increased likelihood of prepayments during periods of falling interest rates. This effect is mitigated to some degree for mortgage loans providing for a period during which no prepayments may be made.

Certain CMBS lack regular amortization of principal, resulting in a single “balloon” payment due at maturity. If the underlying mortgage borrower experiences business problems, or other factors limit refinancing alternatives, such balloon payment mortgages are likely to experience payment delays or even default.

Residential Mortgage-Backed Securities Risk. The Fund’s portfolio may include RMBS. Holders of RMBS bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by one to four family residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans may be securitized by government agencies and the securities issued are guaranteed. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the geographic area where the mortgaged property is located, the terms of the mortgage loan, the borrower’s “equity” in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan may be a lengthy and difficult process and may involve significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties may be very limited.

Further, each underlying residential mortgage loan in an issue of RMBS may have a balloon payment due on its maturity date. Balloon residential mortgage loans involve a greater risk to a lender than self-amortizing loans, because the ability of a borrower to pay such amount will normally depend on its ability to obtain refinancing of the related mortgage loan or sell the related mortgaged property at a price sufficient to permit the borrower to make the balloon payment, which will depend on a number of factors prevailing at the time such refinancing or sale is required, including the strength of the residential real estate markets, tax laws, the financial situation and operating history of the underlying property, interest rates, conditions in credit markets and general economic conditions. If the borrower is unable to make such balloon payment, the related issue of RMBS may experience losses.

Certain mortgage loans may be of sub-prime credit quality. Originators of loans make sub-prime mortgage loans to borrowers that typically have limited access to traditional mortgage financing for a variety of reasons, including impaired or limited past credit history, lower credit scores, high loan-to-value ratios or high debt-to-income ratios. As a result of these factors, delinquencies and liquidation proceedings are more likely with sub-prime mortgage loans than with mortgage loans that satisfy customary credit standards. Another factor that may result in higher delinquency rates is the increase in monthly payments on adjustable-rate mortgage loans.

From time to time, the residential mortgage market in the U.S. has experienced a variety of difficulties and changed economic conditions. Such difficulties and conditions, if they occur, may adversely affect the performance and market value of RMBS and collateralized-debt obligation securities backed by RMBS, including through causing delinquencies and losses with respect to residential mortgage loans to occur and/or increase and/or causing housing prices and appraisal values in many states to decline or stop appreciating. Any such decline or extended flattening of those values may result in increases in delinquencies and losses on RMBS generally.

Collateralized Mortgage Obligations Risk. There are certain risks associated specifically with collateralized mortgage obligations (“CMOs”). CMOs are a more complex form of RMBS, as they are structured into multiple tranches, each with different levels of risk and payment priorities, allowing investors to select securities that best match their risk tolerance and investment objectives. CMOs issued by private entities are not obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and are not guaranteed by any government agency, although the securities underlying a CMO may be subject to a guarantee. Therefore, if the collateral securing the CMO, as well as any third party credit support or guarantees, is insufficient to make payment, the holder could sustain a loss. In addition, the average life of CMOs is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. Further, under certain market conditions, such as those that occurred in 1994 and 2008, the average weighted life of certain CMOs may not accurately reflect the price volatility of such securities. For example, in periods of supply and demands imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone.

Stripped Mortgage Securities Risk. Stripped mortgage securities are mortgage-backed securities that have been separated into two components—interest-only (IO) and principal-only (PO) strips—allowing investors to purchase either the right to receive only the interest payments or only the principal repayments from the underlying pool of mortgages. These investments are highly sensitive to changes in interest and prepayment rates and tend to be less liquid than other CMOs.

Inverse Floaters Risk. Inverse floaters are a class of CMOs with a coupon rate that resets in the opposite direction from the market rate of interest to which it is indexed. Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate of an inverse floater. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market prices.

Credit and Market Risk. Investments in fixed rate and floating rate mortgage-backed securities will entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that interest rates and other factors will cause the value of the instrument to decline). Many issuers or servicers of mortgage-backed securities guarantee timely payment of interest and principal on the securities, whether or not payments are made when due on the underlying mortgages. This kind of guarantee generally increases the quality of a security, but does not mean that the security’s market value and yield will not change. Like other bond investments, the value of fixed rate mortgage-backed securities will tend to rise when interest rates fall, and fall when rates rise. Floating rate mortgage-backed securities will generally tend to have minimal changes in price when interest rates rise or fall. The value of all mortgage-backed securities may also change because of changes in the market’s perception of the creditworthiness of the organization that issued or guarantees them. In addition, the mortgage-backed securities market in general may be adversely affected by changes in governmental legislation or regulation. Fluctuations in the market value of mortgage-backed securities after their acquisition usually do not affect cash income from such securities but are reflected in the Fund’s net asset value. The liquidity of mortgage-backed securities varies by type of security; at certain times the Fund may encounter difficulty in disposing of investments. Other factors that could affect the value of a mortgage-backed security include, among other things, the types and amounts of insurance which a mortgagor carries, the amount of time the mortgage loan has been outstanding, the loan-to-value ratio of each mortgage and the amount of overcollateralization of a mortgage pool.

Prepayment and Redemption Risk. Mortgage-backed securities reflect an interest in monthly payments made by the borrowers who receive the underlying mortgage loans. Although the underlying mortgage loans are for specified periods of time, the borrowers can, and typically do, pay them off sooner. In such an event, the mortgage-backed security which represents an interest in such underlying mortgage loan will be prepaid. A borrower is more likely to prepay a mortgage which bears a relatively high rate of interest. This means that in times of declining interest rates, a portion of the Fund’s higher yielding securities are likely to be redeemed and the Fund will probably be unable to replace them with securities having as great a yield. Prepayments can result in lower yields to Shareholders. The increased likelihood of prepayments when interest rates decline also limits market price appreciation of mortgage-backed securities. In addition, a mortgage-backed security may be subject to redemption at the option of the issuer. If a mortgage-backed security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Adjustable Rate Mortgages Risk. Adjustable rate mortgages (“ARMs”) contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the minimum amount by which the mortgage interest rate may adjust for any single adjustment period. Alternatively, certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is utilized to reduce the then outstanding principal balance of the ARM.

Mortgage Dollar Rolls Risk. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Mortgage dollar rolls are speculative techniques involving leverage, and are considered borrowings by the Fund. Under the requirements of the 1940 Act, the Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Receivables Financing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Receivables Financing Risk. The Fund may invest in alternative lending-related securities with exposure to receivables or invoice financing, including loans or advances made to businesses, secured by invoice receivables, originated by specialty finance managers, marketplace lending platforms or other originators. The Fund will be reliant on the originator’s ability to source suitable deals, detect fraud, assess the credit worthiness of both the borrower and the obligor on the invoice, manage operational and financial risk and, in the event of default, pursue and collect collateral. In the event of default, the Fund incurs the risk that it may only rank as an unsecured creditor. The obligor on the invoice may dispute any aspect of its obligation and delay, reduce or withhold payments, which may affect the value of the collateral.

In making such investments, the Fund is dependent upon the originators’ ability to monitor and curtail fraud, including factoring fraud, which involves the falsification of invoice documents. False invoices can easily be created online to appear as if they have been issued by legitimate debtors or as if the invoiced amounts are higher than they actually are. Platforms that originate trade receivables financing loans to corporations usually conduct due diligence but do not always conduct on-site visits to verify that the business exists and is in good standing. For this reason, the risk of fraud may be greater with corporate trade receivables. Typically, an originator will seek to validate that the debtor has received the goods or services for which it has been invoiced and is willing to pay the creditor before making the receivables available for investment, although this may not always be the case. There can be no assurance, however, that the debtor will not subsequently dispute the quality or price of the goods or services and withhold payments. Fraud, delays or write-offs associated with such disputes could directly impact the profitability of the Fund’s investments in alternative lending-related securities with exposure to trade receivables. In the event of insolvency of any debtor owing funds on a receivable that the Fund has purchased directly or indirectly, the Fund may only rank as an unsecured creditor. In the case of receivables transferred with recourse, when a debtor defaults on its obligations to the purchaser of the receivable (such as the Fund, directly or indirectly), the seller of the receivable will become obligated to fulfill any remaining invoice amounts owed to the purchaser. In the case of receivables transferred without recourse, the Fund or other direct owner of the receivable will have no such “back-up” obligor in the event of a debtor default. In either scenario, there is a risk that the party with the payment obligation will fail to make payments timely or at all.

Such investments may include credit card receivables, which are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due.

Royalties Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Royalties Risk. The Fund may invest in royalties, either directly purchasing the asset generating royalties or providing loans secured by royalties. Investments in royalties incorporate a number of general market risks along with risks specific to various underlying royalty strategies, such as oil & gas, music/entertainment and healthcare, among others. Included in those risks could be volatility in commodities, regulatory changes, delays in government approvals, patent defense and enforcement, product liabilities, product pricing and the dependence on third parties to market or distribute the product. The market performance of the target products, therefore, may be diminished by any number of factors that are beyond the Fund’s control.

Direct Acquisitions of Existing Royalties Risk. Investing in existing royalties exposes the Fund to several risks, including the potential for overvaluing royalty streams based on inaccurate forecasts or market changes that could affect the underlying assets’ revenue generation. Legal and regulatory shifts may alter the enforceability of royalty agreements, and the Fund’s returns could be jeopardized if the royalty grantors face financial instability or operational failures. Participation in consortiums for acquisitions introduces risks such as misalignment of interests and decision-making complexities. Furthermore, market volatility can impact asset demand and royalty value, while the unique nature of royalty assets may pose liquidity challenges, limiting the Fund’s ability to quickly divest holdings. The culmination of these factors may result in reduced returns or capital loss.

Acquisition of Equity in Existing Royalty Companies Risk. Investing in equity of existing royalty companies exposes the Fund to inherent risks associated with equity ownership. Additionally, the Fund assumes company-specific operational risks, which encompass potential challenges related to the royalty company’s operational efficiency, competitive position, and overall financial health. The Fund’s investments are also subject to the quality of the relevant target royalty company’s management and their strategic decisions, which can impact the company’s profitability and the Fund’s returns. Such exposure to the managerial decisions and performance of the royalty company means that the success of such investments by the Fund will be affected by the royalty company’s governance and strategic direction.

Acquisition of Existing Debt Instruments Backed by Royalties or Intellectual Property and Lending Against Royalties Risk. To the extent the Fund acquires debt instruments secured by royalties or intellectual property, it is subject to several credit-related risks. The creditworthiness of the issuer is a primary concern, which may occur if the royalty income fails to meet the borrower’s debt obligations. As any deterioration in the issuer’s financial health can impact their ability to meet payment obligations, raising the risk of default. Fluctuations in interest rates can affect both the market value of the debt instruments and the cost of borrowing, potentially leading to changes in the Fund’s returns. Moreover, there is the risk that the underlying royalties or intellectual property may fail to produce the anticipated income, whether due to legal challenges, market conditions, or operational issues with the royalty-generating assets. If a loan’s seniority is subordinate to other creditors, the Fund may face difficulties in realizing its security interests in the event of a borrower’s insolvency. The enforceability of security interests is also a key risk, as legal complexities or inadequate collateral documentation can hinder the Fund’s ability to claim its rights to the royalty streams or underlying assets. This could compromise the issuer’s capacity to service the debt and, consequently, affect the Fund’s income stream from these investments.

Royalty Financing via New Royalty Agreements or Through Prepayment Agreements Risk. To the extent the Fund engages in royalty financing, whether through new royalty agreements or prepayment agreements, it will expose the Fund to several potential risks. In the case of new royalty agreements, risks include miscalculations in royalty valuation due to erroneous assumptions about future revenue streams, market dynamics, or operational success of the underlying asset. Misaligned royalty rates with future market conditions can lead to significant profitability issues, affecting the Fund’s return on investment. Similarly, there is a performance risk where the asset may fail to meet financial or operational expectations, resulting in lower-than-anticipated royalty income. For prepayment agreements, the Fund faces risks related to dependency on the future performance of the royalty-generating asset. By providing an upfront payment in exchange for future royalty streams, the Fund risks the asset underperforming or failing due to operational challenges, market downturns, or unforeseen circumstances. Such underperformance can lead to insufficient royalty payments, jeopardizing the Fund’s ability to recover its initial outlay and potentially resulting in lower returns on investment or financial losses.

Equipment Leasing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equipment Leasing Risk. The Fund may invest in debt instruments or other securities that are backed by equipment leases and sale leaseback loans, which may expose the Fund to considerable risk. These investments are subject to a variety of risks associated with the underlying leases and the performance of the lessees. In cases of a non-performing lessee, there are considerable costs associated with terminating leases and retrieving hard assets that can disrupt and reduce cash flow. In the event of a lessee’s bankruptcy, the process of terminating the lease and recovering the equipment may be further complicated and delayed by bankruptcy proceedings, increasing the risk of loss. Additionally, the value of repossessed equipment may be adversely affected by market conditions, technological obsolescence, or physical deterioration, making it difficult to re-lease or sell the equipment at a favorable price. Equipment leasing can involve significant costs and delays, which may disrupt or reduce the cash flows available to service the debt instrument or security.

In a loan against equipment transaction, also known as a sale leaseback, equipment is sold on paper by the seller and leased back. The seller obtains working capital and keeps the equipment on the seller’s property. As with equipment leasing, there are considerable costs associated with terminating such loans and retrieving hard assets in the event that a borrower fails to make timely payments on the loan. Further, the value of the subject equipment will decline over time as a result of use by the borrower, reducing the value of the collateral backing the loan and increasing the risk that the Fund will not recover the full value of its investment in the event of borrower default.

Aircraft Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Aircraft Industry Risk. The Fund may invest in debt instruments or other securities that are backed by aircraft and aircraft equipment, which subject the Fund to risks related to the aircraft industry. Investments in securitizations and other financial instruments backed by aircraft and aircraft equipment are subject to a number of risks relating to the aircraft industry including reduced leasing of aircraft and related equipment by commercial airlines and the commercial aircraft industry generally, reduction in demand for any one aircraft or type of aircraft, the maintenance and operating history of the specific aircraft or components that back such securities, maintenance or performance issues with the model and type of aircraft that back such securities, and regulatory risk relating to the aircraft industry. Adverse developments with respect to any of the foregoing may adversely affect the value of securities collateralized or otherwise backed by aircraft or aircraft equipment. In addition, the bankruptcy of the lessors or lessees of the aircraft or aircraft equipment that back such securities may complicate financial recoveries in connection with such securities and therefore have a negative impact on their value. Market events such as economic declines and recessions, geopolitical conflicts and the occurrence or threat of pandemics, terrorism or war may also have an adverse effect on the aircraft industry generally and securities related to the same, especially when such market events cause declines in travel, increases in costs or future uncertainty for airlines, aircraft or the commercial aircraft industry generally. There can be no assurance that future events will not have a negative impact on the aircraft industry or securities collateralized or otherwise backed by aircraft or aircraft equipment.

Transportation Finance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Transportation Finance Risk. The Fund may invest in transportation finance-related instruments. The transportation finance sector is cyclical in nature and will likely be dependent upon continued economic growth in the world’s economies. Economic recessions, terrorism, pandemics, the price of fuel, and newer, more efficient vehicles are all risks to these types of investments. Further, funds operating in these sectors will often have greater portfolio concentration.

Infrastructure Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Infrastructure Debt Risk. The Fund may invest its assets in debt securities issued by companies in the infrastructure industry or assets collateralized by such debt. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown including surplus capacity, government budgetary constraints and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and also may be affected by governmental regulation of rates charged to customers, service interruptions and/or legal challenges due to environmental, operational or other issues and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that publicly-funded infrastructure projects may be subject to the effects of public corruption resulting in delays and cost overruns. Other risks include environmental damage due to a company’s operations or an accident, changes in market sentiment toward infrastructure and terrorist acts. Infrastructure securities may also be highly illiquid investments.

Venture Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Venture Lending Risk. Investing in venture capital-backed companies involves a number of significant risks. Typically, the debt in which the Fund will invest is not initially rated by any rating agency; however, we believe that if such investments were rated, they would be below investment grade. Compared to larger publicly owned companies, these venture capital-backed companies may be in a weaker financial position and experience wider variations in their operating results, which may make them more vulnerable to economic downturns. Typically, these companies need more capital to compete; however, their access to capital is limited and their cost of capital is often higher than that of their competitors. Venture capital-backed companies face intense competition from larger companies with greater financial, technical and marketing resources and their success typically depends on the managerial talents and efforts of an individual or a small group of persons. Therefore, the loss of any of its key employees could affect a venture capital-backed company’s ability to compete effectively and harm its financial condition. Further, some of these companies conduct business in regulated industries that are susceptible to regulatory changes. These factors could impair the cash flow of venture capital-backed companies and result in other events, such as bankruptcy. These events could limit a venture capital-backed company’s ability to repay its obligations to the Fund, which may have an adverse effect on the return on, or the recovery of, the Fund’s investment in these businesses. Deterioration in a borrower’s financial condition and prospects may be accompanied by deterioration in the value of the loan’s collateral.

Some of these companies cannot obtain financing from public capital markets or from traditional credit sources, such as commercial banks. Accordingly, loans made to these types of companies pose a higher default risk than loans made to companies that have access to traditional credit sources.

Joint Ventures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Joint Ventures Risk. From time to time, the Fund may hold a portion of our investments through partnerships, joint ventures, securitization vehicles or other entities with third-party investors (collectively, “joint ventures”). Joint venture investments involve various risks, including risks similar to those associated with a direct investment in a portfolio company, the risk that we will not be able to implement investment decisions or exit strategies because of limitations on our control under applicable agreements with joint venture partners, the risk that a joint venture partner may become bankrupt or may at any time have economic or business interests or goals that are inconsistent with those of the Fund, the risk that a joint venture partner may be in a position to take action contrary to the Fund’s objectives, the risk of liability based upon the actions of a joint venture partner and the risk of disputes or litigation with such partner and the inability to enforce fully all rights (or the incurrence of additional risk in connection with enforcement of rights) one partner may have against the other, including in connection with foreclosure on partner loans, because of risks arising under state law. Our ability to exercise control or significant influence over management in these cooperative efforts will depend upon the nature of the joint venture arrangement, and certain joint venture arrangements may pose risks of impasse if no single party controls the joint venture, including the risk that we will not be able to implement investment decisions or exit strategies because of limitations on our control under applicable agreements with joint venture partners. In addition, we may, in certain cases, be liable for actions of our joint venture partners. The joint ventures in which we participate may sometimes be allocated investment opportunities that might have otherwise gone entirely to the Fund, which may reduce our return on equity. Additionally, our joint venture investments may be held on an unconsolidated basis and at times may be highly leveraged. Such leverage would not count toward the investment limits imposed on us by the 1940 Act. If an investment in an unconsolidated joint venture were to be consolidated for any reason, the leverage of such joint venture could impact our ability to maintain the minimum coverage ratio of total assets to total borrowings and other senior securities required under the 1940 Act, which have an effect on our operations and investment activities. See “Leverage Risk.”

Subsidiaries Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Subsidiaries Risk. The Fund may in the future invest in entities (1) that will be primarily controlled by the Fund; and (2) that primarily engage in investment activities in securities or other assets (each such entity, a “Subsidiary”). A Subsidiary is “primarily controlled” by a fund when (a) the registered fund controls the unregistered entity within the meaning of Section 2(a)(9) of the 1940 Act; and (b) the registered fund’s control of the unregistered entity is greater than that of any other person. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole member or shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund.

The Fund does not expect that any Subsidiary will be required to register as an investment company under the 1940 Act. The Fund expects that any investment advice provided by an investment adviser to a Subsidiary of the Fund would be provided by the Fund’s investment adviser and the Board will consider any investment advisory services provided to a Subsidiary of the Fund in connection with the Board’s annual consideration of the Fund’s investment advisory agreement. Any investment advisory agreement for a Subsidiary will comply with Section 15 of the 1940 Act, including that (i) such investment advisory agreement will be approved by the Board and (ii) such investment advisory agreement between the Subsidiary and its investment adviser will be filed as an exhibit to the Registration Statement.

The Fund will comply with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with any Subsidiary. Any Subsidiary also would comply with Section 17 of the 1940 Act relating to affiliated transactions and custody. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies.

By investing in a Subsidiary, the Fund would be indirectly exposed to the principal investment strategies and principal risks associated with the Subsidiary’s investments. The investments held by a Subsidiary would be subject to the same risks that would apply to similar investments if held directly by the Fund. Therefore, the Fund would be subject to the same principal risks to which the Subsidiary is subject.

Bridge Financings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Bridge Financings Risk. From time to time, the Fund may lend to portfolio companies on a short-term, unsecured basis or otherwise invest on an interim basis in portfolio companies in anticipation of a future issuance of equity or long-term debt securities or other refinancing or syndication. Such bridge loans would typically be convertible into a more permanent, long-term security; however, for reasons not always in the Fund’s control, such long-term securities issuance or other refinancing or syndication may not occur and such bridge loans and interim investments may remain outstanding. In such event, the interest rate on such loans or the terms of such interim investments may not adequately reflect the risk associated with the position taken by the Fund.

Liquid Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquid Credit Risk. Investments in liquid credit instruments are subject to a variety of risks that could cause the Fund to lose money or experience diminished returns, notwithstanding the relative marketability of those instruments. Although the Adviser may invest in liquid credit instruments that trade in active markets, periods of market dislocation, adverse credit events, rising interest rates, or other stresses can impair the ability to buy and sell such securities quickly, at stated valuations, or without materially affecting prevailing prices. Consequently, the Fund could be forced to buy or sell positions at inopportune times or at significantly elevated (or discounted) prices.

Corporate Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Corporate Bonds Risk. Corporate bonds are debt obligations issued by corporations and other business entities. Corporate bonds may be either secured or unsecured. Collateral used for secured debt includes real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a bond is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the corporation for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating or may be zero-coupon bonds. Interest on corporate bonds is typically paid semi-annually and is fully taxable to the bondholder. Corporate bonds contain elements of both interest-rate risk and credit risk and are subject to the risks associated with other debt securities, among other risks. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. Depending on the nature of the seniority provisions, a senior corporate bond may be junior to other credit securities of the issuer. The market value of a corporate bond may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.

High Yield Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield Debt Risk. The Fund may invest in debt securities that may be classified as “higher-yielding” (and, therefore, higher-risk) debt securities (also known as “junk bonds”). In most cases, such debt will be rated below “investment grade” or will be unrated and will face both ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. The market for high yield securities (junk bonds) has experienced periods of volatility and reduced liquidity. High yield securities (junk bonds) may or may not be subordinated to certain other outstanding securities and obligations of the issuer, which may be secured by all or substantially all of the issuer’s assets. High yield securities (junk bonds) may also not be protected by financial covenants or limitations on additional indebtedness. The market values of certain of these debt securities may reflect individual corporate developments. General economic recession or a major decline in the demand for products and services in the industry in which the borrower operates would likely have a materially adverse impact on the value of such securities or could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these high yield debt securities (junk bonds).

Inflation Linked Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation-Linked Debt Securities Risk. Inflation-linked debt securities are structured to provide protection against inflation. The value of the principal or the interest income paid on an inflation-linked debt security is adjusted to track changes in an official inflation measure. Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed debt securities. For securities that do not provide a similar guarantee, the adjusted principal value of the securities repaid at maturity may be less than the original principal value. The value of inflation-linked debt securities is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. In general, the price of an inflation-linked debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-linked debt securities will vary as the principal and/or interest is adjusted for inflation and can be unpredictable. In periods of deflation, the Fund may have no income at all from such investments. The principal value of an investment in the Fund is not protected or otherwise guaranteed by virtue of the Fund’s investments in inflation-linked debt securities.

Equity Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Investments Risk. The Fund may make select equity investments. In addition, in connection with the Fund’s debt investments, the Fund may on occasion receive equity interests such as warrants or options as additional consideration. The equity interests we receive may not appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity interests, and any gains that the Fund does realize on the disposition of any equity interests may not be sufficient to offset any other losses the Fund experiences.

Warrants Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Warrants Risk. The Fund may receive or purchase warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.

Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Stock Risk. Preferred stock generally has a preference as to dividends and upon the event of liquidation over an issuer’s common stock, but it ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate, but unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock may also be subject to optional or mandatory redemption provisions.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities Risk. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security generally entitles its holder to receive interest or a dividend until the convertible security matures or is redeemed or converted. Convertible securities generally: (i) have higher yields than the dividends on the underlying common stocks, but lower yields than non-convertible securities of a comparable duration; (ii) are less volatile in price than the underlying common stock due to their fixed-income characteristics; (iii) have a significant option component to their value which is directly impacted by the prevailing market volatility and interest rates; and (iv) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion feature) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase) as well as market volatility (with the conversion value increasing as market volatility increases). The credit standing of the issuer and other factors may also have an effect on investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent that the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Generally, the amount of the premium decreases (as with an option) as the convertible security approaches maturity.

A convertible security may be subject to redemption at the option of the issuer. If a convertible security held by the Fund is called for redemption, the Fund will be required either to permit the issuer to redeem the security or convert it into the underlying common stock. Either of these actions could have an adverse effect on the value of the position.

U S Government Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

U.S. Government Debt Securities Risk. U.S. government debt securities generally do not involve the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. government debt securities are generally lower than the yields available from other securities. Like other debt securities, however, the values of U.S. government debt securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund’s NAV. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited. In the absence of a suitable secondary market, such participations are generally considered illiquid. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the U.S. and could impact the liquidity of the U.S. Government securities markets and ultimately the Fund.

Structured Products Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Structured Products Risk. The Fund may invest in structured products, including structured notes, credit-linked notes and other types of structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) are generally influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter term financing to purchase longer term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining such financing, which may adversely affect the value of the structured products owned by the Fund. Structured products are generally subject to market risk, credit risk, liquidity risk, leverage risk, valuation risk and operational risks.

Investments In Middle Market Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Middle-Market Companies Risk. Investments in middle market companies, while often presenting greater opportunities for growth, may also entail larger risks than are customarily associated with investments in large companies. Middle-market companies may have more limited product lines, capitalization, markets and financial resources, and may be dependent on a smaller management group. As a result, such companies may be more vulnerable to general economic trends and to specific changes in markets and technology. In addition, future growth may be dependent on additional financing, which may not be available on acceptable terms when required. Furthermore, there is ordinarily a more limited marketplace for the sale of interests in smaller companies, which may make realizations of gains more difficult, by requiring sales to other investors. In addition, the relative illiquidity of investments held by closed-end funds generally, and the somewhat greater illiquidity of closed-end fund investments in middle market companies, could make it difficult for the Fund to react quickly to negative economic or political developments.

Investments In Less Established Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Less Established Companies Risk. The Fund may invest a portion of its assets in the securities of less established companies. Certain of the investments may be in businesses with little or no operating history. Investments in such early-stage growth companies may involve greater risks than are generally associated with investments in more established companies. To the extent there is any public market for the securities held by the Fund, such securities may be subject to more abrupt and erratic market price movements than those of larger, more established companies. Less established companies tend to have lower capitalizations and fewer resources and are, therefore, often more vulnerable to financial failure. Such companies also may have shorter operating histories on which to judge future performance and in many cases, if operating, will have negative cash flow. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments. In addition, less mature companies could be deemed to be more susceptible to irregular accounting or other fraudulent practices.

In the event of fraud by any company in which the Fund invests, the Fund may suffer a partial or total loss of capital invested in that company.

The Fund may invest in issuers that: (i) have little or no operating history, (ii) offer services or products that are not yet ready to be marketed, (iii) are operating at a loss or have significant fluctuations in operating results, (iv) are engaged in a rapidly changing business or (v) need substantial additional capital to set up internal infrastructure, hire management and personnel, support expansion or achieve or maintain a competitive position. Such issuers may face intense competition, including competition from companies with greater financial resources, more extensive capabilities and a larger number of qualified managerial and technical personnel.

Liquidity Of Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity of Investments Risk. The Fund is required to maintain a minimum level of liquid assets in its portfolio to ensure it can meet its interval repurchase obligations. This liquidity requirement is designed to help the Fund satisfy shareholder requests for repurchases in accordance with the Fund’s stated repurchase schedule, even during periods of market stress or reduced trading activity. The Fund may invest in securities of any market capitalization and may be exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund’s ability to sell particular securities at an advantageous price or in a timely manner. In the event certain securities experience limited trading volumes, the prices of such securities may display abrupt or erratic movements at times. In addition, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. If for any reason the Fund is required to liquidate all or a portion of a portfolio quickly, such portfolio may realize significantly less than the fair value at which it previously recorded these investments. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over the counter markets. Illiquid securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale. The market prices, if any, for such illiquid investments tend to be volatile and may not be readily ascertainable and the Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Because of valuation uncertainty, the fair values of such illiquid investments reflected in the NAV of the Fund attributable to such investments may not necessarily reflect the prices that would actually be obtained by the Fund when such investments are realized. If the realization occurs at a price that is significantly lower than the NAV attributable to such investment, the Fund will suffer a loss. Moreover, securities in which the Fund may invest include those that are not listed on a stock exchange or traded in an over-the-counter market. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. The size of the Fund’s position may magnify the effect of a decrease in market liquidity for such instruments. Changes in overall market leverage, deleveraging as a consequence of a decision by the counterparties with which the Fund enters into repurchase/reverse repurchase agreements to reduce the level of leverage available, or the liquidation by other market participants of the same or similar positions, may also adversely affect the Fund’s portfolio.

Investments In Underlying Investment Companies Or Business Development Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Underlying Investment Companies or Business Development Companies Risk. Because the Fund may invest in underlying investment companies and BDCs, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of each underlying investment company in direct proportion to the amount of Fund assets that are invested in each underlying investment company. To the extent the Fund invests in underlying investment companies that are not registered under the 1940 Act, such investment companies are not subject to the investor protections provided under the 1940 Act. The securities of the underlying investment companies or BDCs in which the Fund invests or plans to invest may be illiquid. Investment companies and BDCs may also incur leverage, subjecting the Fund to the risks of leverage and the difficulties of valuing such investment companies and BDCs. Subscriptions to purchase the securities of underlying investment companies or BDCs are typically subject to restrictions or delays. There is no regular market for interests in many underlying investment companies or BDCs or portfolio companies, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the manager of the applicable underlying investment companies or BDCs or the board of the portfolio company, and could occur at a discount to the stated NAV. If the Adviser determines to cause the Fund to sell its interest in underlying investment companies or BDCs, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time, or to accept a lower price for a quick sale.

Some funds in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

Payment In Kind Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Payment-in-Kind Income Risk. The Fund may hold investments that result in payment-in-kind (“PIK”) income or PIK dividends. PIK income may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s taxable income that may require cash distributions to Shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC. Similarly, all things being equal, the deferral of PIK income increases the loan-to-value ratio at a compounding rate, as unpaid interest is added to the loan balance. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK income results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK income.

Reinsurance Related Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reinsurance-Related Securities Risk. Reinsurance occurs when insurance-related companies share risk by purchasing insurance contracts from other insurers or reinsurers, thus limiting the total claim amount the original insurer or reinsurer would be responsible for in connection with a liability. Reinsurance involves the practice of insurers or reinsurers transferring portions of risk portfolios to other parties by agreement in order to reduce the likelihood of having to pay a large obligation resulting from an insurance claim. The intent of reinsurance is, among other things, for an insurance or reinsurance company to reduce the risks associated with underwritten policies by spreading risks across alternative institutions. The party seeking reinsurance is known as the ceding party. The party that accepts a portion of the potential obligation in exchange for a share of the insurance premium is known as the reinsurer.

The Fund may invest in operating entities, including insurance-related companies and their related entities. The Fund will be subject to the risks of these entities, including the risk that the insurance-related liabilities of our insurance-related portfolio entities exceed the value of its assets and the Fund will lose all or a portion of the principal it has invested in the insurance-related portfolio entity. These risks could stem from changes in the annuities or insurance policies that are reinsured by the insurance-related portfolio company, interest rate changes or changes in the value of the assets held by the insurance-related portfolio company against its liabilities. For example if the obligations owed in respect of reinsured annuities grow at a higher rate than the insurance-related portfolio company’s assets, the insurance-related portfolio company may have poor returns, lose some or all of its capital reserves or be unable to meet its reinsurance obligations. There is no way to accurately predict material or adverse effects that may occur with respect to the insurance-related portfolio company’s assets or liabilities and because of this significant uncertainty, reinsurance-related securities carry a high degree of risk.

Securities On A When Issued Or Forward Commitment Basis Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Securities on a When-Issued or Forward Commitment Basis Risk. The Fund may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis to acquire the security or to hedge against anticipated changes in interest rates and prices. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. There is always a risk that the securities may not be delivered and that the Fund may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Fund as when-issued or forward commitment transactions. The settlements of secondary market purchases of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants are subject to delayed compensation. Furthermore, the purchase of a senior loan in the secondary market is typically negotiated and finalized pursuant to a binding trade confirmation, and therefore, the risk of non-delivery of the security to the Fund is reduced or eliminated when compared with such risk when investing in when-issued or forward commitment securities.

Highly Volatile Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Highly Volatile Markets Risk. Price movements of forwards, futures and other financial instruments in which the Fund’s assets may be invested can be highly volatile and are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments from time to time intervene in certain markets, directly and by regulation, particularly in currencies, futures and options. Such intervention is often intended to directly influence prices and may, together with other factors, cause some or all of these markets to move rapidly in the same direction. The effect of such intervention is often heightened by a group of governments acting in concert.

Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restricted Securities Risk. The Fund may invest in restricted securities. Restricted securities are less liquid than securities traded in the open market because of statutory and contractual restrictions on resale. Such securities are, therefore, unlike securities that are traded in the open market, which can be expected to be sold immediately if the market is adequate. However, the Fund could sell such securities in privately negotiated transactions with a limited number of purchasers or in public offerings under the Securities Act of 1933 (the “Securities Act”). Convertible subordinated units of master limited partnerships convert to publicly-traded common units upon the passage of time and/or satisfaction of certain financial tests. Although the means by which convertible subordinated units convert into senior common units depend on a security’s specific terms, convertible subordinated units typically are exchanged for common shares. Restricted securities are subject to statutory and contractual restrictions on their public resale, which may make it more difficult to value them, may limit the Fund’s ability to dispose of them and may lower the amount the Fund could realize upon their sale. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration in order to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

Investment Grade Credit Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Grade Credit Investments. The Fund’s assets may be invested in investments relating to investment grade debt or debt instruments determined by the Adviser to be of reasonably high credit quality. Such investments are not immune from the credit risks associated with credit instruments that are not investment grade and may subsequently become non-investment grade as a result of financial difficulties encountered by the issuers or borrowers or otherwise as a result of market conditions in the credit and interest rate markets and prevailing monetary and fiscal policies enacted by governments and monetary authorities. No assurance can be made with respect to recovery of principal or timely payment of interest, or that losses may not otherwise be incurred in respect of the Fund even to the extent invested in investment grade credit investments.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of investments and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to Shareholders.

Private Placements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Placements Risk. In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities, and a liquid secondary market may never develop. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks.

Non U S Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Investments Risk. The Fund may invest a portion of its portfolio outside of the U.S. Non-U.S. securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which the Fund’s non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and non-U.S. securities markets, including higher rates of inflation, higher transaction costs and potential price volatility in, and relative illiquidity of, some non-U.S. securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditors’ rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.

In addition, the Fund’s investments in the debt of issuers located in certain non-U.S. jurisdictions may be adversely affected as a result of the ownership or control of an equity stake in such issuers by the Adviser and/or its affiliates. Moreover, additional laws and regulations in non-U.S. jurisdictions in which the Fund may invest may affect the Fund’s investments in such jurisdictions in a manner that differs adversely from the results that would occur under U.S. laws and regulations applied to similar facts.

Additionally, the Fund may be less influential than other market participants in jurisdictions where it or the Adviser do not have a significant presence. The Fund may be subject to additional risks, which include possible adverse political and economic development, possible seizure or nationalization of non-U.S. deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise. Furthermore, some of the securities may be subject to brokerage taxes levied by governments, which has the effect of increasing the cost of such investment and reducing the realized gain or increasing the realized loss on such securities at the time of sale. While the Adviser intends, where deemed appropriate, to seek to manage the Fund in a manner that will minimize exposure to the foregoing risks and will take these factors into consideration in making investment decisions for the Fund, there can be no assurance that adverse developments with respect to such risks will not adversely affect the assets of the Fund that are held in certain countries.

Emerging Market Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Market Investments Risk. The Fund may make investments in emerging markets. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include (i) the smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; (ii) significant price volatility; (iii) restrictions on foreign investment; and (iv) possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or the creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of the Fund.

Additional risks of emerging markets investments may include (i) greater social, economic and political uncertainty and instability; (ii) more substantial governmental involvement in the economy; (iii) less governmental supervision and regulation; (iv) the unavailability of currency hedging techniques; (v) companies that are newly organized and small; (vi) differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and (vii) less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a security. Such a delay could result in possible liability to a purchaser of the security.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Risk. The Fund may hold assets and make borrowings denominated in foreign currencies, and may acquire assets or make borrowings denominated in other foreign currencies, which exposes us to foreign currency risk. However, the books of the Fund will be maintained, and contributions to and distributions from the Fund will generally be made, in U.S. dollars. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. For example, any significant depreciation in the exchange rate of a currency in which the Fund makes investments, against the U.S. dollar, could adversely affect the value of dividends or proceeds on investments denominated in such currency. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies.

Change Of Law Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Change of Law Risk. Government counterparties or agencies may have the discretion to change or increase regulation of a portfolio investment’s operations or implement laws or regulations affecting the portfolio investment’s operations, separate from any contractual rights it may have. A portfolio investment also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. Governments have considerable discretion in implementing regulations and tax reform, including, for example, the possible imposition or increase of taxes on income earned by a portfolio company or gains recognized by the Fund on its investment in such portfolio company, that could impact a portfolio company’s business as well as the Fund’s return on investment with respect to such portfolio company.

Force Majeure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Force Majeure Risk. Issuers may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an issuer or a counterparty to the Fund or an issuer) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an issuer or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more issuers or its assets, could result in a loss to the Fund, including if its investment in such issuer is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Regulatory Approvals Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Approvals Risk. The Fund may invest in portfolio companies believed to have obtained all material U.S. federal, state, local or non-U.S. approvals, if any, required as of the date thereof to acquire and operate their facilities. In addition, the Fund may be required to obtain the consent or approval of applicable regulatory authorities in order to acquire or hold certain ownership positions in portfolio companies. A portfolio company could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such portfolio company. For example, in the case of oil and gas drilling, handling and transportation, such activities are extensively regulated, and statutory and regulatory requirements may include those imposed by energy, zoning, environmental, health, safety, labor and other regulatory or political authorities. Moreover, additional regulatory approvals, including without limitation, renewals, extensions, transfers, assignments, reissuances or similar actions, may become applicable in the future due to a change in laws and regulations, a change in the companies’ customers or for other reasons. There can be no assurance that a portfolio company will be able to (i) obtain all required regulatory approvals that it does not have at the time of the Fund’s investment or that it may be required to have in the future; (ii) obtain any necessary modifications to existing regulatory approvals; or (iii) maintain required regulatory approvals. Delay in obtaining or failure to obtain and maintain in full force and effect any regulatory approvals, or amendments thereto, or delay or failure to satisfy any regulatory conditions or other applicable requirements could prevent operation of a facility or sales to or from third parties or could result in fines or additional costs to a portfolio company. Regulatory changes in a jurisdiction where a portfolio investment is located may make the continued operation of the portfolio investment infeasible or economically disadvantageous and any expenditures made to date by such portfolio investment may be wholly or partially written off. The locations of the portfolio investments may also be subject to government exercise of eminent domain power or similar events. Any of these changes could significantly increase the regulatory-related compliance and other expenses incurred by the portfolio investments and could significantly reduce or entirely eliminate any potential revenues generated by one or more of the portfolio investments, which could materially and adversely affect returns to the Fund.

Industry And Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Industry and Sector Risk. Although the Fund does not employ an industry or sector focus, the percentage of the Fund’s assets invested in specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. The Fund may be overweight in certain industries and sectors at various times relative to its benchmark index. If the Fund invests a significant portion of its assets in a particular industry or sector, the Fund is subject to the risk that companies in the same industry or sector are likely to react similarly to legislative or regulatory changes, adverse market conditions, increased competition, or other factors generally affecting that market segment. In such cases, the Fund would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately affect certain industries and/or sectors. The industries and sectors in which the Fund may be overweighted will vary. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole, and the Fund’s investments in these industries and sectors may be disproportionately susceptible to losses even if not overweighted.

Interval Fund Structural Risks

Shares Not Listed No Market For Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Shares Not Listed; No Market for Shares Risk. The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

Closed End Interval Fund Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-end Interval Fund; Liquidity Risk. The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk. The Fund may utilize leverage to seek enhanced returns, subject to prevailing market conditions and at the discretion of the Adviser. The Fund may also use leverage to the extent permitted by the 1940 Act. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors.

The Fund may incur permanent, Fund-level leverage including through, but not limited to, bridge, subscription, asset-backed facilities, financing transactions from prime brokers or custodians, short-sales and/or related to the Fund’s hedging activities. Borrowings by the Fund will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. Such debt exposes the Fund to refinancing, recourse and other risks. As a general matter, the presence of leverage can accelerate losses.

Subject to prevailing market conditions, the Fund may add financial leverage if, immediately after such borrowing, it would have asset coverage (as defined in the 1940 Act) of 300% or more (for leverage obtained through debt) or 200% or more (for leverage obtained through preferred stock). The Fund may use leverage opportunistically and may choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.

Under the 1940 Act, any preferred stock the Fund issues will constitute a “senior security” for purposes of the 200% asset coverage test. In addition, while any senior securities remain outstanding, the Fund will be required to make provisions to prohibit any dividend distribution to the Shareholders or the repurchase of such securities or Shares unless the Fund meets the applicable asset coverage ratios at the time of the distribution or repurchase. The Fund is also permitted to borrow amounts up to 5% of the value of the Fund’s total assets for temporary purposes without regard to asset coverage, which borrowings would not be considered senior securities, provided that any such borrowings in excess of 5% of the value of the Fund’s total assets would be subject to the asset coverage ratio requirements of the 1940 Act, even if for temporary purposes.

The Fund may elect to use borrowings, reverse repurchase agreements, the leverage potentially incurred in securities lending and short selling, together with any other senior securities representing indebtedness, by requiring asset coverage (as defined in the 1940 Act) immediately after any borrowing of 300% or more. To the extent the Fund “covers” its commitment under these transactions, such instrument will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings (or, as the case may be, the 200% asset coverage requirement applicable to preferred stock).

The Adviser expects that the Fund’s borrowings, if any, may ultimately be secured with a security interest in investments. In times of adverse market conditions, the Fund may be required to post additional collateral which could affect the Fund’s liquidity.

Leverage creates several major types of risks for Shareholders, including: (i) the likelihood of greater volatility of NAV of shares, and of the investment return to Shareholders, than a comparable portfolio without leverage; (ii) the possibility either that Share distributions will fall if the interest and other costs of leverage rise, or that distributions paid on Shares will fluctuate because such costs vary over time; (iii) the effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; (iv) to the extent that Fund revenues are required to meet principal payments or preferred stock dividends, Shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (v) in certain circumstances, the Fund may be required to dispose of investments at a loss or otherwise on unattractive terms in order to service its debt obligations or meet its debt covenants. In addition, in connection with one or more credit facilities entered into by the Fund and any preferred stock issued by the Fund, distributions to Shareholders may be subordinated to payments required in connection with any indebtedness contemplated thereby. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to foreclosure and other losses may be increased due to the illiquidity of its investments.

In addition, in the event the Fund incurs leverage in the future, the Fund may need to refinance such outstanding debt as it matures. There is a risk that the Fund may not be able to refinance such debt or that the terms of any refinancing may not be as favorable as the terms of the then-existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.

With respect to any asset-backed facility entered into by the Fund (or an affiliate thereof), a decrease in the market value of the Fund’s investments (due to market conditions, the fair valuation of the Fund’s investments or otherwise) would increase the effective amount of leverage and could result in the possibility of a violation of certain financial covenants pursuant to which the Fund must repay the borrowed funds to the lender. Liquidation of the Fund’s investments at an inopportune time in order to satisfy such financial covenants could adversely impact the performance of the Fund and could, if the value of its investments had declined significantly, cause the Fund to lose all or a substantial amount of its capital. In the event of a sudden, precipitous drop in the value of the Fund’s assets, the Fund might not be able to dispose of assets quickly enough to pay off its debt resulting in a foreclosure or other total loss of some or all of the pledged assets. Fund-level debt facilities typically include other covenants such as, but not limited to, covenants against the Fund incurring or being in default under other recourse debt, including certain Fund guarantees of asset level debt, which, if triggered could cause adverse consequences to the Fund if it is unable to cure or otherwise mitigate such breach.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risk. As described under “Share Repurchase Program,” the Fund is an “interval fund” and, to provide some liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratios. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarterly period, thereby increasing the likelihood that proration will occur. The NAV of shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request. See “Share Repurchase Program.”

Distributions and Tax Related Risks

Distribution Payment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Payment Risk. The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.

In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result of such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

Distributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distributions Risk. The Fund intends to declare and pay distributions monthly. Any distributions the Fund makes will be at the discretion of the Board, considering factors such as the Fund’s earnings, cash flow, capital and liquidity needs and general financial condition and the requirements of Delaware law. As a result, the Fund’s distribution rates and payment frequency may vary from time to time. The Fund may not achieve investment results that will allow it to make a specified or stable level of cash distributions and its distributions may decrease over time. In addition, the Fund may be limited in its ability to make distributions.

Fund Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fund Distribution Policy Risk. There is a possibility that the Fund may make total distributions during a calendar or taxable year in an amount that exceeds the Fund’s net investment company taxable income and net capital gains for the relevant taxable year. In such situations, if a distribution exceeds the Fund’s current and accumulated earnings and profits (as determined for U.S. federal income tax purposes), a portion of each distribution paid with respect to such taxable year would generally be treated as a return of capital for U.S. federal income tax purposes, thereby reducing the amount of a Shareholder’s tax basis in such Shares. When a Shareholder sells Shares, the amount, if any, by which the sales price exceeds the Shareholder’s tax basis in Shares may be treated as a gain subject to tax. Because a return of capital reduces a Shareholder’s tax basis in Shares, it generally will increase the amount of such Shareholder’s gain or decrease the amount of such Shareholder’s loss when such Shareholder sells Shares. To the extent that the amount of any return of capital distribution exceeds a Shareholder’s tax basis in Shares, such excess generally will be treated as gain from a sale or exchange of the Shares.

If the Fund elects to issue preferred stock and/or notes or other forms of indebtedness, its ability to make distributions to its Shareholders may be limited by the asset coverage requirements and other limitations imposed by the 1940 Act and the terms of the Fund’s preferred stock, notes or other indebtedness.

Tax Risk Associated With Fund Distributions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk Associated with Fund Distributions. Even if a Shareholder chooses to “opt out” of the dividend reinvestment plan (“DRIP”), the Fund will have the ability to declare a large portion of a dividend in Shares instead of in cash in order to satisfy its RIC requirements. As long as a portion of this dividend is paid in cash and certain requirements are met, the entire distribution will be treated as a dividend for U.S. federal income tax purposes. As a result, a Shareholder generally will be subject to tax on 100% of the fair market value of the dividend on the date the dividend is received by the Shareholder in the same manner as a cash dividend, even though most of the dividend was paid in Shares.

Risks Relating To Funds R I C Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Fund’s RIC Status. The Fund intends to elect to be treated as a RIC under the Code and intends each year to qualify and be eligible to be treated as a RIC, so that it generally will not be subject to U.S. federal income tax on its net income or net short-term or long-term capital gains, that are distributed (or deemed distributed, as described below) to Shareholders. In order to qualify for such treatment, the Fund must meet certain asset diversification tests and at least 90% of its gross income for such year must consist of certain types of qualifying income. Foreign currency gains will generally be treated as qualifying income for purposes of the 90% gross income requirement. However, the U.S. Treasury Department has authority to issue regulations in the future that could treat some or all of the Fund’s foreign currency gains as non-qualifying income, thereby jeopardizing the Fund’s status as a RIC for all years to which the regulations would be applicable. Income derived from some commodity-linked derivatives is not qualifying income, and the treatment of income from some other commodity-linked derivatives is uncertain, for purposes of the 90% gross income test. If for any taxable year the Fund were to fail to meet the income or diversification tests described above, the Fund could in some cases cure such failure, including by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets.

If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at regular corporate rates and, when such income is distributed, Shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits, and any distributions in excess of earnings and profits would be treated first as a return of capital to the extent of a Shareholder’s basis in the Shares, and then as capital gain.

R I C Related Risks Of Investments Generating Non Cash Taxable Income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments will require the Fund to recognize taxable income in a tax year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in loans and other debt instruments that will be treated as having “market discount” and/or original issue discount (“OID”) (such as debt instruments with PIK income or, in certain cases, increasing interest rates or issued with equity or warrants) for U.S. federal income tax purposes. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income (e.g., PIK income), the Fund may have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, raise additional debt or equity capital, make taxable distributions of Shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. Market prices of OID instruments are more volatile because they are affected to a greater extent by interest rate changes than instruments that pay interest periodically in cash. Further, the interest rates on PIK loans may be higher to reflect the time-value of money on deferred interest payments and the higher credit risk of borrowers who may need to defer interest payments. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax. In addition, if the Fund liquidates assets to raise cash, the Fund may realize additional gain or loss on such liquidations. In the event the Fund realizes additional net capital gains from such liquidation transactions, Shareholders may receive larger capital gain distributions than it or they would in the absence of such transactions.

Instruments that are treated as having OID for U.S. federal income tax purposes may have unreliable valuations because their continuing accruals require judgments about the collectability of the deferred payments and the value of any collateral. Loans that are treated as having OID generally represent a significantly higher credit risk than coupon loans. Accruals on such instruments may create uncertainty about the source of Fund distributions to Shareholders. OID creates the risk of non-refundable cash payments to the Adviser based on accruals that may never be realized. In addition, the deferral of PIK income increases the loan-to-value ratio at a compounding rate, as unpaid interest is added to the loan balance.

Uncertain Tax Treatment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Uncertain Tax Treatment Risk. The Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund to the extent necessary in connection with the Fund’s intention to distribute sufficient income each tax year to minimize the risk that it becomes subject to U.S. federal income or excise tax.

Other Risks Relating to the Fund

No Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Operating History Risk. The Fund is a new company with no operating history, and as a result, the Fund has minimal financial information on which investors can evaluate an investment in the Fund or prior performance. Investors must rely on the Adviser to implement the Fund’s investment policies, to evaluate all of the Fund’s investment opportunities and to structure the terms of the Fund’s investments rather than evaluating the Fund’s investments in advance. Because investors are not able to thoroughly evaluate the Fund’s investments in advance of acquiring Shares, the offering of Shares may entail more risk than other types of offerings. This additional risk may hinder investors’ ability to achieve their own personal investment objectives related to portfolio diversification, risk-adjusted investment returns and other objectives. Additionally, the results of any other businesses or companies that have or have had an investment objective which is similar to, or different from, the Fund’s investment objective are not indicative of the results that the Fund may achieve. The Fund may have a different investment portfolio from other businesses or companies. Accordingly, the Fund’s results may differ from and are independent of the results obtained by such businesses or companies. Moreover, past performance is no assurance of future returns.

The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of investors’ investments could decline substantially or that investors’ investments could become worthless. The Adviser anticipates, based on the amount of proceeds raised in the initial or subsequent closings that it could take some time to invest substantially all of the capital expected to be raised due to market conditions generally and the time necessary to identify, evaluate, structure, negotiate and close suitable investments in middle market companies. In order to comply with the RIC diversification requirements during the startup period, the Fund may invest proceeds in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less from the time of investment, which may earn yields substantially lower than the interest, dividend or other income that the Fund seeks to receive in respect of suitable portfolio investments. The Fund may not be able to pay any significant distributions during this period, and any such distributions may be substantially lower than the distributions expected to be paid when the Fund’s portfolio is fully invested. The Fund will pay an advisory fee to the Adviser throughout this interim period irrespective of the Fund’s performance. If the advisory fee and other expenses exceed the return on the temporary investments, the Fund’s returns could be negatively impacted.

Ability Of Adviser To Achieve Investment Objectives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Ability of Adviser to Achieve Investment Objectives Risk. The Fund’s ability to achieve its investment objectives depends on the Adviser’s ability to identify and analyze, and to invest in, finance and monitor investments that meet the Fund’s investment criteria. The Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objectives, the Adviser may need to hire, train, supervise and manage new investment professionals to participate in our investment selection and monitoring process.

There is increasing competition among financial sponsors, investment banks and other investors for hiring and retaining qualified investment professionals, and there can be no assurance that the Adviser will be able to find qualified investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Portfolio Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Management Risk. The strategies used and investments selected by the Fund’s portfolio management team may fail to produce the intended result and the Fund may not achieve its objective. The securities selected for the Fund may not perform as well as other securities that were not selected for the Fund. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a favorable market.

Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Key Personnel Risk. The Fund depends on the investment expertise, experience, skill and network of business contacts of the principals of the Adviser. The Adviser evaluates, negotiates, structures, executes, monitors and services the Fund’s investments. The Adviser, in turn, depends on access to investment professionals and the information and deal flow generated by these investment professionals in the course of their investment and portfolio management activities. The Fund’s success depends on the continued service of such personnel. The investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The departure of any of the senior managers of the Adviser, or of a significant number of the investment professionals or partners of the Adviser’s affiliates, could have a material adverse effect on the Fund’s ability to achieve its investment objective.

The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to identify, analyze, invest in, finance and monitor companies that meet the Fund’s investment criteria. The Adviser’s capabilities in managing the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. Individuals not currently associated with the Adviser may become associated with the Fund and the performance of the Fund may also depend on the experience and expertise of such individuals. To achieve the Fund’s investment objective, the Adviser may also need to hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. The Adviser may not be able to find investment professionals in a timely manner or at all. Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations. Additionally, there is no assurance that the Adviser will remain the Fund’s investment adviser or that the Adviser will continue to have access to the investment professionals and partners of its affiliates and the information and deal flow generated by the investment professionals of its affiliates.

In addition, the investment advisory agreement (the “Investment Advisory Agreement”), by and between the Fund and the Adviser, has termination provisions that allow the parties to terminate the agreement without penalty. The Investment Advisory Agreement may be terminated at any time, without penalty, by the Adviser upon 60 days’ written notice to the Fund. If the Investment Advisory Agreement is terminated, it may adversely affect the quality of the Fund’s investment opportunities. In addition, in the event the Investment Advisory Agreement is terminated, it may be difficult for the Fund to replace the Adviser. Furthermore, the termination of the Investment Advisory Agreement may adversely affect the terms of the Fund’s or its financing subsidiaries’ financing facilities or any financing facility into which the Fund or its financing subsidiaries may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition.

Ability Of Adviser To Maintain Relationships Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Ability of Adviser to Maintain Relationships Risk. The Adviser depends on its broader organization’s relationships with private equity sponsors, investment banks, and commercial banks and others, and we rely to a significant extent upon these relationships to provide us with potential investment opportunities. If the Adviser or its broader organization fail to maintain their existing relationships or develop new relationships with other sponsors or sources of investment opportunities, we may not be able to grow our investment portfolio. In addition, individuals with whom the Adviser or its broader organizations have relationships are not obligated to provide us with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for us.

Business Continuity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Business Continuity Risk. The Adviser has developed a business continuity program that is designed to minimize the disruption of normal business operations in the event of an adverse incident impacting the Adviser, its affiliates, or the Fund. While the Adviser believes that the business continuity program should enable it to reestablish normal business operations in a timely manner in the event of an adverse incident, there are inherent limitations in such programs (including the possibility that contingencies have not been anticipated and procedures do not work as intended) and under some circumstances, the Adviser, its affiliates, and any vendors used by the Adviser, its affiliates, or the Fund could be prevented or hindered from providing services to the Fund for extended periods of time. These circumstances may include, without limitation, acts of God, acts of governments, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. The Fund’s ability to recover any losses or expenses it incurs as a result of a disruption of business operations may be limited by the liability, standard of care, and related provisions in its contractual arrangements with the Adviser and other service providers.

Large Shareholder Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Large Shareholder Risk. To the extent a large proportion of Shares are held by a small number of Shareholders (or a single Shareholder), including affiliates of the Adviser, the Fund is subject to the risk that these Shareholders will seek to sell Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Shares tendered by a small number of Shareholders (or a single Shareholder) may exceed the number of Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by Shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each Shareholder. See “Repurchase Offers Risk.”

Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition Risk. The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding, and a variety of other investors (including private credit funds, mezzanine funds, performing and other credit funds, funds that invest in CLOs, structured notes, derivatives and other types of collateralized securities and structured products, specialty finance companies, real estate investment trusts). As a result of these other entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.

Deployment Of Capital Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Deployment of Capital Risk. In light of the nature of the Fund’s continuous offering as well as ongoing and periodic private offerings in relation to the Fund’s investment strategy and the need to be able to deploy potentially large amounts of capital quickly to capitalize on potential investment opportunities, if the Adviser has difficulty identifying suitable investments on attractive terms, there could be a delay between the time the Fund receives net proceeds from the sale of Shares in any public or private offering and the time the Adviser invests the net proceeds. Our proportion of privately-negotiated investments may be lower than expected. We may also from time to time hold cash pending deployment into investments or have less than our targeted leverage, which cash or shortfall in target leverage may at times be significant, particularly at times when we are receiving high amounts of offering proceeds and/or times when there are few attractive investment opportunities. Such cash may be held in an account for the benefit of our shareholders that may be invested in money market accounts or other similar temporary investments, each of which may be subject to advisory fees.

In the event we are unable to find suitable investments, such cash may be maintained for longer periods which would be dilutive to overall investment returns. This could cause a substantial delay in the time it takes for your investment to realize its full potential return and could adversely affect our ability to pay regular distributions of net investment income to you. It is not anticipated that the temporary investment of such cash into money market accounts or other similar temporary investments pending deployment into investments will generate significant interest, and investors should understand that such low interest payments on the temporarily invested cash may adversely affect overall returns. In the event we fail to timely invest the net proceeds of sales of Shares or do not deploy sufficient capital to meet our targeted leverage, our results of operations and financial condition may be adversely affected.

Inadequate Network Of Broker Dealer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inadequate Network of Broker-Dealer Risk. The success of the Fund’s continuous public offering, and correspondingly the Fund’s ability to implement its investment objective and strategies, depends upon the ability of the Adviser to establish, operate and maintain a network of selected broker-dealers to sell the Shares. If the Adviser fails to perform, the Fund may not be able to raise adequate proceeds through the Fund’s continuous public offering to implement the Fund’s investment objective and strategies. If the Fund is unsuccessful in implementing its investment objective and strategies, an investor could lose all or a part of his or her investment in the Fund.

Regulation Best Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulation Best Interest Risk. Broker-dealers are required to comply with Regulation Best Interest, which, among other requirements, established a new standard of conduct for broker-dealers and their associated persons when making a recommendation of any securities transaction or investment strategy involving securities to a retail customer. The full impact of Regulation Best Interest on participating broker-dealers cannot be determined at this time, and it may negatively impact whether participating broker-dealers and their associated persons recommend the offering to certain retail customers. In particular, under SEC guidance concerning Regulation Best Interest, a broker-dealer recommending an investment in Shares should consider a number of factors, under the care obligation of Regulation Best Interest, including but not limited to cost and complexity of the investment and reasonably available alternatives in determining whether there is a reasonable basis for the recommendation. As a result, high cost, high risk and complex products may be subject to greater scrutiny by broker-dealers. Broker-dealers may recommend a more costly or complex product as long as they have a reasonable basis to believe it is in the best interest of a particular retail customer. However, if broker-dealers choose alternatives to Shares, many of which likely exist, such as an investment in listed entities, which may be a reasonable alternative to an investment in us as such investments may feature characteristics like lower cost, nominal commissions at the time of initial purchase, less complexity and lesser or different risks, our ability to raise capital will be adversely affected. If compliance by broker-dealers with Regulation Best Interest negatively impacts the Fund’s ability to raise capital in the offering, it may harm the Fund’s ability to achieve the Fund’s investment objectives and would result in our fixed operating costs representing a larger percentage of the Fund’s gross income.

Investment Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Dilution Risk. The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.

Changes To Operating Policies A Snd Strategies Without Notice Or Shareholder Approval [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes to Operating Policies and Strategies Without Notice or Shareholder Approval. The Board has the authority to modify or waive the Fund’s current operating policies, investment criteria and strategies without prior notice and without Shareholder approval, unless required by the 1940 Act or applicable law. We cannot predict the effect any changes to the Fund’s current operating policies, investment criteria and strategies would have on the Fund’s business, NAV, operating results and value of Shares. However, the effects might be adverse, which could negatively impact the Fund’s ability to pay distributions and cause Shareholders to lose all or part of their investment. Moreover, the Fund has significant flexibility in investing the net proceeds from its continuous offering and may use the net proceeds in ways with which investors may not agree or for purposes other than those contemplated in this Prospectus.

Anti Takeover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover Risk. The Fund’s Declaration of Trust and Bylaws, as well as certain statutory and regulatory requirements, contain certain provisions that may have the effect of discouraging a third party from attempting to acquire it. Subject to the limitations of the 1940 Act, the Board may, without Shareholder action, authorize the issuance of Shares in one or more classes or series, including preferred stock; and the Board may, without Shareholder action, make certain amendments to the Declaration of Trust. These anti-takeover provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.

Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest Risk. The Adviser is an entity in which certain of the Fund’s Trustees, who are “interested persons” (as defined under the 1940 Act) of the Fund, the Adviser, or the Distributor (“Interested Trustees”), officers and members of the Investment Committee of the Adviser may have indirect ownership and economic interests. Certain of the Fund’s Interested Trustees and officers and members of the Investment Committee of the Adviser also serve as officers or principals of other investment managers affiliated with the Adviser that currently, and may in the future, manage investment funds with investment objectives similar to the Fund’s investment objective or strategies (“TCG Managed Funds”). In addition, certain of the Fund’s officers and Trustees and the members of the Investment Committee of the Adviser serve or may serve as officers, trustees or principals of entities that operate in the same or related line of business as the Fund (“Related Entities”). As a result, such persons may have obligations to investors in TCG Managed Funds and Related Entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders. The Adviser or its affiliates may also give advice to such other investment vehicles that may differ from the advice given to the Fund even though their investment objectives may be the same or similar to the Fund.

Allocation of Investment Opportunities Risk. The Fund and the TCG Managed Funds may seek to participate in the same investments. Where such investments are limited, the Adviser and its affiliates may have an incentive to allocate the investments to funds for which the Adviser and/or its affiliates receive the highest fees. Moreover, notwithstanding the difference in principal investment objectives between the Fund and TCG Managed Funds, such other funds, including potential new pooled investment vehicles or managed accounts not yet established (whether managed or sponsored by affiliates or the Adviser), have, and may from time to time have, overlapping investment objectives with the Fund and, accordingly, invest in, whether principally or secondarily, asset classes similar to those targeted by the Fund. To the extent TCG Managed Funds have overlapping investment objectives, the scope of opportunities otherwise available to the Fund may be adversely affected and/or reduced. Consequently, the Adviser and its affiliates may from time to time pursue the same or similar investment opportunities, and may adversely affect or reduce the scope of opportunities otherwise available to the Adviser. However, as described herein, the Adviser and its affiliates have adopted an investment allocation policy designed to allocate investment opportunities in a fair and equitable manner over time. See “Conflicts of Interest.”

The results of the Fund’s investment activities may differ significantly from the results achieved by TCG Managed Funds. It is possible that one or more of such funds will achieve investment results that are substantially more or less favorable than the results achieved by the Fund. Moreover, it is possible that the Fund will sustain losses during periods in which one or more affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. In addition, the investment activities of one or more Adviser affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain markets.

Co-Investments Risk. The Adviser and the Fund have applied for an exemptive order from the SEC (the “Co-Investments Order”) that would expand the Fund’s ability to co-invest alongside other funds (including private funds) managed by the Adviser or its affiliates in privately negotiated portfolio investments. The Co-Investments Order will contain certain conditions that limit or restrict the Fund’s ability to participate in such investment opportunities. In such cases, the Fund may participate in an investment to a lesser extent or, under certain circumstances, may not participate in the investment. There can be no assurance that the Co-Investments Order will be granted. Unless and until the Fund receives such Co-Investments Order from the SEC, the Fund will only invest in co-investment opportunities where the transaction is permitted under existing regulatory guidance, such as transactions in which price is the only negotiated term. Ultimately, if the Co-Investments Order is not granted, the Fund may not be able to obtain the Fund’s desired exposure to certain credit strategies, which could impact the Fund’s ability to achieve its investment objectives.

Pursuant to the Co-Investments Order, the Adviser may determine that the Fund should invest on a side-by-side basis with one or more TCG Managed Funds. In certain circumstances, negotiated co-investments may be made only in accordance with the terms of the Co-Investments Order. Co-investments made under the Co-Investments Order will be subject to compliance with the conditions and other requirements contained in the Co-Investments Order, which could limit the Fund’s ability to participate in a co-investment transaction.

Allocation of Personnel Risk. The Fund’s executive officers and Trustees, and the personnel of the Adviser, serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund or of investment funds or accounts managed by the Adviser or its affiliates. As a result, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of the Fund or its Shareholders. Additionally, certain personnel of the Adviser and its management may face conflicts in their time management and commitments.

Lack of Information Barriers Risk. By reason of the various activities of the Adviser and its affiliates, the Adviser and such affiliates may acquire confidential or material non-public information or otherwise be restricted from purchasing certain potential Fund investments that otherwise might have been purchased or be restricted from selling certain Fund investments that might otherwise have been sold at the time.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk. Under the 1940 Act, the Fund is required to carry its portfolio investments at market value or, if there is no readily available market value, at fair value. There is not a public market for the securities of the privately held companies in which the Fund may invest. Many of the Fund’s investments are not exchange-traded, but are, instead, traded on a privately negotiated secondary market for institutional investors. The Adviser expects many of Fund’s investments invest will not be traded on a market, as a market does not exist for such securities. The Board is responsible for the valuation of the Fund’s portfolio investments, and has delegated day-to-day responsibility for implementing the portfolio valuation process set forth in the Fund’s valuation policy to the Adviser. Valuations of Fund investments are disclosed quarterly in reports publicly filed with the SEC. See “Determination of Net Asset Value.”

A high proportion of the Fund’s investments relative to its total investments are valued at fair value. Certain factors that may be considered in determining the fair value of the Fund’s investments include information as to any transactions or offers with respect to the security, the nature and realizable value of any collateral, the company’s earnings and its ability to make payments on its indebtedness, the markets in which the company does business, comparison to selected publicly-traded companies, discounted cash flow, information and assessments from third-party vendors and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Adviser about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. Further, the Fund is offered on a continuous basis and calculates a daily NAV per share. The Adviser seeks to evaluate on a daily basis material information about the Fund’s portfolio companies; however, for the reasons noted herein, the Adviser may not be able to acquire and/or evaluate properly such information on a daily basis. Even if market quotations are available for certain of the Fund’s investments, such quotations may not reflect the value that the Fund would actually be able to realize with respect to such investments because of various factors including the possible illiquidity associated with a large ownership position, future market price volatility or the potential for a future loss in market value based on poor industry or market conditions. There can be no assurance that the investment values that are recorded from time to time will ultimately be realized. Due to these various factors, the Adviser’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase Shares may receive more or fewer Shares and investors who tender their Shares may receive more or less cash proceeds than they otherwise would receive.

Because of the overall size and concentrations in particular markets and maturities of positions that may be held by the Fund from time to time, the liquidation values of the Fund’s securities and other investments may differ significantly from the interim valuations of such investments derived from the valuation methods described herein. Such differences may be further affected by the time frame within which such liquidation occurs. Third-party pricing information regarding certain of the Fund’s securities and other investments may at times be unavailable. Valuations of the Fund’s securities and other investments, which may affect the amount of the Advisory Fee paid by the Fund, may involve uncertainties and subjective judgmental determinations, and if such valuations should prove to be incorrect, the net asset value of the Fund could be adversely affected. In addition, valuations based on models will be affected by assumptions in the models and may not reflect the prices at which positions could, in fact, be covered or sold.

Non Diversified Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund can invest a greater portion of the Fund’s assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. In particular, because the Fund’s portfolio of investments may lack diversification among the issuers of securities and related investments, the Fund is susceptible to a risk of significant loss if one or more of these issuers and related investments experience a high level of defaults on the collateral that they hold.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Turnover Risk. The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operational Risk. The Fund is also subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider; each of which may negatively affect the Fund’s performance. For example, trading delays or errors could prevent the Fund from benefiting from potential investment gains or avoiding losses. In addition, a service provider may be unable to provide a NAV for the Fund or Share class on a timely basis. Similar types of operational risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and will likely continue to increase in frequency in the future. The Adviser faces various security threats on a regular basis, including ongoing cyber security threats to and attacks on its information technology infrastructure that are intended to gain access to its proprietary information, destroy data or disable, degrade or sabotage its systems. These security threats could originate from a wide variety of sources, including unknown third parties outside of the Adviser. There can be no assurance that the various procedures and controls utilized by the Adviser to mitigate threats from cyber incidents will be sufficient to prevent disruptions to its systems.

The Adviser’s and issuers’ information and technology systems may be vulnerable to damage or interruption from computer viruses, underlying network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches, usage errors by their respective professionals, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes.

In addition, the Fund will heavily rely on the Adviser’s and third parties’ financial, accounting, information and other data processing systems. Any failure or interruption of those systems, including as a result of the termination of an agreement with any third-party service providers, could cause delays or other problems in its activities. If any of these systems do not operate properly or are disabled for any reason or if there is any unauthorized disclosure of data, whether as a result of tampering, a breach of its network security systems, a cyber-incident or attack or otherwise, the Fund and/or the Adviser could suffer substantial financial loss, increased costs, a disruption of its businesses, liability to its investors, regulatory intervention or reputational damage. In addition, the Adviser operates in a business that is highly dependent on information systems and technology. The information systems and technology that the Adviser relies on may not continue to be able to accommodate its growth, and the cost of maintaining such systems may increase from its current level. Such a failure to accommodate growth, or an increase in costs related to such information systems, could have a material adverse effect on the Fund and/or the Adviser.

A cybersecurity incident could have numerous material adverse effects, including on the operations, liquidity and financial condition of the Fund. Cyber threats and/or incidents could cause financial costs from the theft of Fund assets (including proprietary information and intellectual property) as well as numerous unforeseen costs including, but not limited to: litigation costs, preventative and protective costs, remediation costs and costs associated with reputational damage, any one of which, could be materially adverse to the Fund. There can be no guarantee that the Fund will be able to prevent or mitigate such incidents. If systems and measures to manage risks relating to these types of events, are compromised, become inoperable for extended periods of time or cease to function properly, the Adviser, the Fund and/or an issuer may have to make a significant investment to fix or replace them. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in the Adviser’s, the Fund’s and/or an issuer’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors).

In addition, the Fund or the Adviser may not be in a position to verify the risks or reliability of third parties with which the Fund’s and the Adviser’s operations interface with and/or depend on third parties, including the Fund’s administrator and other service providers. The Fund may suffer adverse consequences from actions, errors or failure to act by such third parties, and will have obligations, including indemnity obligations, and limited recourse against them.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	320 South Canal Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
Contact Personnel Name	Kelly Carr, Esq.

[1]	Investors purchasing Class A-2 Shares may be charged a sales load of up to 3.00% of the investment amount. The table assumes the maximum sales load is charged. The Fund may, in its discretion, waive all or a portion of the sales load for certain investors. While the Fund does not impose an initial sales load on Class I Shares and Class A-1 Shares, if a Shareholder buys Class I Shares and Class A-1 Shares through certain selling agents or financial intermediaries, such selling agent or financial intermediary may directly charge Shareholders transaction or other fees in such amount as they may determine. See “Plan of Distribution.”
[2]	An early repurchase fee of 1.00% on the Class A-2 Shares payable to the Fund will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of the Shares (on a “first in-first out” basis) (“Early Repurchase Fee”). An Early Repurchase Fee payable by an investor may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and that will not discriminate unfairly against any investor. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining investors.
[3]	The Advisory Fee is accrued daily and payable monthly in arrears at the annual rate of 1.75% of the Fund’s average daily net assets. Pursuant to the advisory fee waiver agreement (the “Advisory Fee Waiver Agreement”), by and between the Fund and the Adviser, the Adviser has contractually agreed to waive a portion of its Advisory Fee such that the Advisory Fee shall not exceed an amount equal to the annual rate of 0.95% of the Fund’s average daily net assets (the “Advisory Fee Waiver”). This agreement will remain in place until January 31, 2027, and may be terminated (i) at any time by the Board upon 60 days’ prior written notice to the Adviser; or (ii) by Adviser at the annual expiration date of the agreement upon 60 days’ prior written notice to the Fund, in each case without payment of any penalty. The Advisory Fee Waiver Agreement will not provide for recoupment of waived expenses.
[4]	Fees and Interest Payments on Borrowed Funds and “Other Expenses” (as defined below) represent estimated amounts for the current fiscal year.
[5]	The Fund may borrow funds to make investments, including before the Fund has fully invested the proceeds of this continuous offering. To the extent that we determine it is appropriate to borrow funds to make investments, the costs associated with such borrowing will be indirectly borne by shareholders. The figure in the table assumes that we borrow for investment purposes an amount equal to 27.30% of our weighted average net assets, and that the average annual cost of borrowings, including the amortization of cost associated with obtaining borrowings and unused commitment fees, on the amount borrowed is 7.0%. Our ability to incur leverage depends, in large part, on the availability of financing in the market.
[6]	Other Expenses include professional fees, ongoing offering expenses, and other general and administrative expenses.
[7]	The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed, until at least January 31, 2027 to (i) waive its advisory fees and/or (ii) pay or absorb the ordinary operating expenses of the Fund and the initial organizational and offering expenses of the Fund (excluding expenses directly related to the costs of making investments, including interest and structuring costs for borrowings and line(s) of credit, taxes, dividends, amortization/accretion and interest on securities sold short, brokerage commissions, acquired fund fees and expenses (if any), distribution and shareholder service fees, expenses related to litigation and potential litigation and extraordinary expenses), to the extent necessary to ensure that total annual fund operating expenses do not exceed 2.50% per annum of the Fund’s average daily net assets attributable to each of Class I Shares, Class A-1 Shares and Class A-2 Shares. The Expense Limitation Agreement may be terminated (i) at any time by the Board upon 60 days’ prior written notice to the Adviser, or (ii) by the Adviser at the annual expiration date of the agreement upon 60 days’ prior written notice to the Fund. The Expense Limitation Agreement will not provide for the recoupment of expenses waived, paid or reimbursed pursuant to this agreement.
[8]	The Fund has adopted a distribution and service plan for Class A-1 Shares and Class A-2 Shares (the “Distribution and Service Plan”). Investors may pay a distribution and shareholder service fee at an annual rate of 0.50% for each of Class A-1 Shares and Class A-2 Shares, based on the aggregate net assets of the Fund attributable to such class, to be calculated as of the beginning of the first calendar day of each applicable month, and payable monthly in arrears. Payment of the Distribution and Shareholder Service Fee will be governed by the Distribution and Service Plan for Class A-1 Shares and Class A-2 Shares, which has been adopted by the Fund with respect to Class A-1 Shares and Class A-2 Shares in compliance with Rule 12b-1 under the Investment Company Act. Class I Shares are not subject to any distribution and shareholder service fees. See “Plan of Distribution.”
[9]	Although the Fund is permitted to charge a maximum sales charge of 3.00%, the Fund has elected to currently charge a maximum sales charge of 2.00%. See “Plan of Distribution – Sales Load Waiver – Class A-2 Shares” for more information on sales charge waivers and discounts.